2012 Annual Report

RiverSource®
Variable Second-To-Die Life Insurance

S-6185 Y (4/13)	Issued by: RiverSource Life Insurance Co. of New York

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 that is offered through RiverSource® Variable Second-To-Die Life Insurance (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2012, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

April 22, 2013

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  1

Statements of Assets and Liabilities

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl I

Assets

Investments, at fair value(1),(2)	$1,161,276	$3,068,850	$106,200	$882,947	$3,444,266
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	91	248	2	—	1,724
Receivable for share redemptions	884	2,252	65	3,248	2,274

Total assets	1,162,251	3,071,350	106,267	886,195	3,448,264

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	884	2,252	64	560	2,274
Contract terminations	—	—	1	2,688	—
Payable for investments purchased	91	248	2	—	1,724

Total liabilities	975	2,500	67	3,248	3,998

Net assets applicable to Variable Life contracts in accumulation period	1,161,276	3,068,850	106,074	882,947	3,444,266
Net assets applicable to seed money	—	—	126	—	—

Total net assets	$1,161,276	$3,068,850	$106,200	$882,947	$3,444,266

(1) Investment shares	56,209	239,007	3,496	98,874	528,262
(2) Investments, at cost	$1,126,333	$3,512,368	$97,008	$773,838	$3,442,812

		Col VP	Col VP	Col VP	Col VP
	Calvert VP	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Dec. 31, 2012 (continued)	SRI Bal	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$331,186	$13,737,919	$3,720,648	$11,266,092	$11,345,210
Dividends receivable	—	—	3	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	255	—	4,057	1,263
Receivable for share redemptions	364	—	—	—	—

Total assets	331,550	13,738,174	3,720,651	11,270,149	11,346,473

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	223	10,210	2,584	8,032	8,175
Contract terminations	141	5,802	11,709	—	7,779
Payable for investments purchased	—	—	—	—	—

Total liabilities	364	16,012	14,293	8,032	15,954

Net assets applicable to Variable Life contracts in accumulation period	331,186	13,722,152	3,706,358	11,262,117	11,330,519
Net assets applicable to seed money	—	10	—	—	—

Total net assets	$331,186	$13,722,162	$3,706,358	$11,262,117	$11,330,519

(1) Investment shares	173,487	849,068	3,720,648	999,653	795,597
(2) Investments, at cost	$304,564	$12,071,533	$3,720,222	$10,680,713	$10,241,298

See accompanying notes to financial statements.

2  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Inc,	Hi Yield Bond,	Inc Opp,
Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 2	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$3,013,327	$2,827,704	$479,042	$3,548,511	$964,983
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	573	471	125	87	504
Receivable for share redemptions	—	—	—	—	—

Total assets	3,013,900	2,828,175	479,167	3,548,598	965,487

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,120	2,021	354	2,564	691
Contract terminations	—	—	—	41	231
Payable for investments purchased	—	—	—	—	—

Total liabilities	2,120	2,021	354	2,605	922

Net assets applicable to Variable Life contracts in accumulation period	3,011,780	2,826,154	478,736	3,545,993	964,565
Net assets applicable to seed money	—	—	77	—	—

Total net assets	$3,011,780	$2,826,154	$478,813	$3,545,993	$964,565

(1) Investment shares	186,238	231,589	44,896	492,165	91,641
(2) Investments, at cost	$2,714,012	$2,635,671	$436,065	$3,226,330	$918,524

	Col VP	Col VP	Col VP	Col VP Mid	Col VP Mid
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Cap Gro Opp,	Cap Val Opp,
Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$6,778,780	$1,538,888	$19,857,018	$498,775	$326,908
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	459	—	210	1,055	288
Receivable for share redemptions	—	—	—	—	—

Total assets	6,779,239	1,538,888	19,857,228	499,830	327,196

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,100	1,082	14,572	331	237
Contract terminations	64	286	19,179	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	5,164	1,368	33,751	331	237

Net assets applicable to Variable Life contracts in accumulation period	6,774,075	1,537,520	19,823,477	499,499	326,959
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$6,774,075	$1,537,520	$19,823,477	$499,499	$326,959

(1) Investment shares	560,693	194,059	857,755	36,327	27,541
(2) Investments, at cost	$5,259,870	$1,254,978	$17,427,337	$456,891	$289,029

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  3

Statements of Assets and Liabilities

	Col VP	Col VP Select	Col VP Select	Col VP	CS
	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity
Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Return

Assets

Investments, at fair value(1),(2)	$4,639,221	$146,254	$799,740	$2,791,439	$693,130
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,571	—	10	372	35
Receivable for share redemptions	—	—	—	—	488

Total assets	4,641,792	146,254	799,750	2,791,811	693,653

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,232	90	560	2,000	488
Contract terminations	—	7	200	—	—
Payable for investments purchased	—	—	—	—	35

Total liabilities	3,232	97	760	2,000	523

Net assets applicable to Variable Life contracts in accumulation period	4,638,550	146,157	798,990	2,789,811	693,130
Net assets applicable to seed money	10	—	—	—	—

Total net assets	$4,638,560	$146,157	$798,990	$2,789,811	$693,130

(1) Investment shares	458,874	12,532	64,495	266,105	98,877
(2) Investments, at cost	$3,788,073	$128,662	$725,549	$2,736,438	$832,619

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Dec. 31, 2012 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Assets

Investments, at fair value(1),(2)	$1,031,117	$2,868,046	$3,605,850	$5,808,529	$1,310,414
Dividends receivable	3,549	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	407	973	2,388	1,036	160
Receivable for share redemptions	692	2,877	2,284	4,787	3,275

Total assets	1,035,765	2,871,896	3,610,522	5,814,352	1,313,849

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	691	2,055	2,284	3,724	859
Contract terminations	—	822	—	1,063	2,416
Payable for investments purchased	3,957	973	2,388	1,036	160

Total liabilities	4,648	3,850	4,672	5,823	3,435

Net assets applicable to Variable Life contracts in accumulation period	1,031,117	2,867,945	3,605,850	5,808,529	1,310,414
Net assets applicable to seed money	—	101	—	—	—

Total net assets	$1,031,117	$2,868,046	$3,605,850	$5,808,529	$1,310,414

(1) Investment shares	108,998	110,309	248,851	191,133	81,799
(2) Investments, at cost	$1,008,423	$2,483,904	$3,254,989	$5,387,999	$1,362,974

See accompanying notes to financial statements.

4  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Assets and Liabilities

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Assets

Investments, at fair value(1),(2)	$2,677,062	$2,088,098	$1,537,478	$5,069,682	$343,655
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,866	388	775	119	1,922
Receivable for share redemptions	1,878	1,492	1,157	3,596	209

Total assets	2,680,806	2,089,978	1,539,410	5,073,397	345,786

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,879	1,492	1,157	3,554	209
Contract terminations	—	—	—	42	—
Payable for investments purchased	1,866	388	775	119	1,922

Total liabilities	3,745	1,880	1,932	3,715	2,131

Net assets applicable to Variable Life contracts in accumulation period	2,677,061	2,088,019	1,537,401	5,069,682	343,655
Net assets applicable to seed money	—	79	77	—	—

Total net assets	$2,677,061	$2,088,098	$1,537,478	$5,069,682	$343,655

(1) Investment shares	187,601	114,542	89,284	330,703	27,038
(2) Investments, at cost	$3,132,106	$1,728,998	$1,472,203	$4,586,949	$308,601

	GS VIT	Invesco	Invesco VI	Invesco	Invesco
	Structd U.S. Eq,	VI Core Eq,	Div Divd,	VI Intl Gro,	VI Tech,
Dec. 31, 2012 (continued)	Inst	Ser I	Ser I	Ser II	Ser I

Assets

Investments, at fair value(1),(2)	$1,808,122	$10,631,305	$328,596	$928,089	$325,879
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,208	80	—	774	632
Receivable for share redemptions	1,230	9,402	249	577	236

Total assets	1,810,560	10,640,787	328,845	929,440	326,747

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,230	7,815	237	577	236
Contract terminations	—	1,586	12	—	—
Payable for investments purchased	1,208	80	—	774	632

Total liabilities	2,438	9,481	249	1,351	868

Net assets applicable to Variable Life contracts in accumulation period	1,808,122	10,631,306	328,596	928,089	325,879
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$1,808,122	$10,631,306	$328,596	$928,089	$325,879

(1) Investment shares	148,939	352,731	20,110	31,270	19,317
(2) Investments, at cost	$1,709,300	$8,563,588	$305,652	$821,571	$279,402

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  5

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Am Fran,	Comstock,	Mid Cap Gro,	Enterprise,	Global Tech,
Dec. 31, 2012 (continued)	Ser I	Ser II	Ser I	Serv	Serv

Assets

Investments, at fair value(1),(2)	$389,399	$254,479	$319,331	$464,647	$1,048,051
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	25	270	137	55	159
Receivable for share redemptions	333	187	199	568	896

Total assets	389,757	254,936	319,667	465,270	1,049,106

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	221	187	199	253	720
Contract terminations	112	—	—	315	176
Payable for investments purchased	25	270	137	55	159

Total liabilities	358	457	336	623	1,055

Net assets applicable to Variable Life contracts in accumulation period	389,399	254,479	319,331	464,647	1,048,051
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$389,399	$254,479	$319,331	$464,647	$1,048,051

(1) Investment shares	10,733	19,250	81,462	10,761	170,138
(2) Investments, at cost	$394,754	$217,971	$323,589	$383,948	$802,868

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Dec. 31, 2012 (continued)	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

Assets

Investments, at fair value(1),(2)	$493,869	$3,345,912	$1,906,972	$1,533,602	$1,386,783
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	713	—	279	269	248
Receivable for share redemptions	352	13,566	1,256	1,002	1,004

Total assets	494,934	3,359,478	1,908,507	1,534,873	1,388,035

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	352	2,232	1,256	1,002	1,004
Contract terminations	—	11,334	—	—	—
Payable for investments purchased	713	—	279	269	248

Total liabilities	1,065	13,566	1,535	1,271	1,252

Net assets applicable to Variable Life contracts in accumulation period	493,767	3,345,912	1,906,972	1,533,602	1,386,679
Net assets applicable to seed money	102	—	—	—	104

Total net assets	$493,869	$3,345,912	$1,906,972	$1,533,602	$1,386,783

(1) Investment shares	18,900	90,357	159,847	102,172	50,817
(2) Investments, at cost	$421,996	$3,657,354	$1,519,817	$1,464,088	$1,255,937

See accompanying notes to financial statements.

6  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Assets and Liabilities

				Oppen Global
	MS UIF	MS UIF	Oppen	Strategic	Oppen Main
	Global Real Est,	Mid Cap Gro,	Global VA,	Inc VA,	St Sm Cap VA,
Dec. 31, 2012 (continued)	Cl II	Cl II	Serv	Srv	Serv

Assets

Investments, at fair value(1),(2)	$278,103	$259,012	$594,721	$3,136,079	$357,336
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	38	—	199	708	50
Receivable for share redemptions	201	320	452	20,221	322

Total assets	278,342	259,332	595,372	3,157,008	357,708

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	201	181	452	2,277	276
Contract terminations	—	139	—	17,944	46
Payable for investments purchased	38	—	199	708	50

Total liabilities	239	320	651	20,929	372

Net assets applicable to Variable Life contracts in accumulation period	278,103	258,934	594,590	3,136,079	357,257
Net assets applicable to seed money	—	78	131	—	79

Total net assets	$278,103	$259,012	$594,721	$3,136,079	$357,336

(1) Investment shares	29,398	24,343	18,441	541,637	17,903
(2) Investments, at cost	$233,423	$272,826	$522,466	$2,918,348	$292,027

		Put VT			Put VT
	PIMCO VIT	Global	Put VT	Put VT	Multi-Cap
	All Asset,	Hlth Care,	Hi Yield,	Intl Eq,	Gro,
Dec. 31, 2012 (continued)	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

Assets

Investments, at fair value(1),(2)	$3,574,017	$339,967	$661,268	$110,299	$6,923,377
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	153	3,420	84	51
Receivable for share redemptions	12,279	247	440	81	5,611

Total assets	3,586,296	340,367	665,128	110,464	6,929,039

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,571	247	440	81	5,133
Contract terminations	9,708	—	—	—	478
Payable for investments purchased	—	153	3,420	84	51

Total liabilities	12,279	400	3,860	165	5,662

Net assets applicable to Variable Life contracts in accumulation period	3,573,940	339,967	661,268	110,299	6,923,377
Net assets applicable to seed money	77	—	—	—	—

Total net assets	$3,574,017	$339,967	$661,268	$110,299	$6,923,377

(1) Investment shares	311,325	26,313	94,064	9,735	303,258
(2) Investments, at cost	$3,426,436	$308,814	$632,872	$112,724	$6,858,418

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  7

Statements of Assets and Liabilities

	Put VT
	Multi-Cap	Royce	Third	VP	VP
	Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Dec. 31, 2012 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$357,794	$2,936,721	$2,799,926	$4,305,911	$15,215,698
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	8	1,190	—	—	3,592
Receivable for share redemptions	208	1,883	4,140	—	—

Total assets	358,010	2,939,794	2,804,066	4,305,911	15,219,290

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	185	1,883	1,746	3,127	11,067
Contract terminations	23	—	2,394	25,729	—
Payable for investments purchased	8	1,190	—	—	—

Total liabilities	216	3,073	4,140	28,856	11,067

Net assets applicable to Variable Life contracts in accumulation period	357,794	2,936,721	2,799,926	4,277,045	15,208,223
Net assets applicable to seed money	—	—	—	10	—

Total net assets	$357,794	$2,936,721	$2,799,926	$4,277,055	$15,208,223

(1) Investment shares	15,937	268,194	194,304	346,134	1,221,164
(2) Investments, at cost	$327,770	$2,798,843	$3,123,910	$3,882,593	$12,711,364

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$1,127,649	$935,537	$3,103,602	$15,201,052	$40,429,473
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,713	—	—	6,368	10,372
Receivable for share redemptions	—	—	—	—	—

Total assets	1,129,362	935,537	3,103,602	15,207,420	40,439,845

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	806	678	2,363	10,793	29,406
Contract terminations	—	16,900	11	40	267
Payable for investments purchased	—	—	—	—	—

Total liabilities	806	17,578	2,374	10,833	29,673

Net assets applicable to Variable Life contracts in accumulation period	1,128,556	917,949	3,101,228	15,196,577	40,410,172
Net assets applicable to seed money	—	10	—	10	—

Total net assets	$1,128,556	$917,959	$3,101,228	$15,196,587	$40,410,172

(1) Investment shares	117,955	80,304	266,404	1,241,916	3,300,365
(2) Investments, at cost	$1,127,446	$886,867	$2,895,652	$13,963,395	$34,255,501

See accompanying notes to financial statements.

8  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Assets and Liabilities

	VP	VP	VP	VP	VP Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Assets

Investments, at fair value(1),(2)	$12,225,827	$47,718,059	$2,513,211	$6,607,816	$606,730
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	43,083	9,150	—	1,389	802
Receivable for share redemptions	—	—	—	—	—

Total assets	12,268,910	47,727,209	2,513,211	6,609,205	607,532

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,727	33,730	1,824	4,787	455
Contract terminations	—	—	259	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	8,727	33,730	2,083	4,787	455

Net assets applicable to Variable Life contracts in accumulation period	12,260,173	47,693,479	2,511,118	6,604,418	607,077
Net assets applicable to seed money	10	—	10	—	—

Total net assets	$12,260,183	$47,693,479	$2,511,128	$6,604,418	$607,077

(1) Investment shares	987,547	3,848,231	210,663	552,493	36,660
(2) Investments, at cost	$11,169,649	$40,269,516	$2,336,924	$5,782,733	$469,696

	VP Sit	VP			WF Adv VT
	Divd Gro,	Vty Estb Val,	Wanger	Wanger	Intl Eq,
Dec. 31, 2012 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Assets

Investments, at fair value(1),(2)	$386,641	$103,168	$4,646,624	$5,321,186	$1,002,457
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,434	31	2,125	932	221
Receivable for share redemptions	—	—	—	—	802

Total assets	388,075	103,199	4,648,749	5,322,118	1,003,480

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	284	80	3,331	3,763	672
Contract terminations	—	—	—	—	130
Payable for investments purchased	—	—	—	—	221

Total liabilities	284	80	3,331	3,763	1,023

Net assets applicable to Variable Life contracts in accumulation period	387,791	103,119	4,645,418	5,318,355	1,002,457
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$387,791	$103,119	$4,645,418	$5,318,355	$1,002,457

(1) Investment shares	36,236	8,429	148,978	157,245	202,108
(2) Investments, at cost	$330,221	$84,211	$4,196,201	$4,551,090	$924,223

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  9

Statements of Assets and Liabilities

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Dec. 31, 2012 (continued)	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$863,322	$569,332
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	301	153
Receivable for share redemptions	2,016	430

Total assets	865,639	569,915

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	647	430
Contract terminations	1,369	—
Payable for investments purchased	301	153

Total liabilities	2,317	583

Net assets applicable to Variable Life contracts in accumulation period	863,244	569,254
Net assets applicable to seed money	78	78

Total net assets	$863,322	$569,332

(1) Investment shares	43,058	72,250
(2) Investments, at cost	$726,713	$522,908

See accompanying notes to financial statements.

10  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Operations

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl I

Investment income

Dividend income	$14,697	$40,764	$28	$6,943	$67,690
Variable account expenses	10,441	25,339	655	6,477	28,626

Investment income (loss) — net	4,256	15,425	(627)	466	39,064

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	371,120	501,263	58,766	258,779	1,066,920
Cost of investments sold	377,644	629,476	52,322	245,697	1,131,005

Net realized gain (loss) on sales of investments	(6,524)	(128,213)	6,444	13,082	(64,085)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	177,419	474,861	8,675	139,904	476,969

Net gain (loss) on investments	170,895	346,648	15,119	152,986	412,884

Net increase (decrease) in net assets resulting from operations	$175,151	$362,073	$14,492	$153,452	$451,948

		Col VP	Col VP	Col VP	Col VP
	Calvert VP	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2012 (continued)	SRI Bal	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$4,048	$—	$407	$431,748	$—
Variable account expenses	2,885	122,145	33,581	95,721	101,127

Investment income (loss) — net	1,163	(122,145)	(33,174)	336,027	(101,127)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	103,428	2,022,905	2,017,108	2,399,336	2,627,960
Cost of investments sold	96,277	1,865,295	2,016,838	2,258,145	2,479,454

Net realized gain (loss) on sales of investments	7,151	157,610	270	141,191	148,506
Distributions from capital gains	—	—	—	287,918	—
Net change in unrealized appreciation or depreciation of investments	24,649	1,670,167	(270)	(46,051)	1,377,834

Net gain (loss) on investments	31,800	1,827,777	—	383,058	1,526,340

Net increase (decrease) in net assets resulting from operations	$32,963	$1,705,632	$(33,174)	$719,085	$1,425,213

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Inc,	Hi Yield Bond,	Inc Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 2	Cl 3	Cl 3

Investment income

Dividend income	$11,047	$76,145	$30,348	$249,590	$54,743
Variable account expenses	23,817	24,736	4,024	29,927	7,327

Investment income (loss) — net	(12,770)	51,409	26,324	219,663	47,416

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	517,500	644,219	106,651	869,619	134,564
Cost of investments sold	508,564	608,484	98,023	811,324	130,583

Net realized gain (loss) on sales of investments	8,936	35,735	8,628	58,295	3,981
Distributions from capital gains	61,986	15,036	—	—	17,000
Net change in unrealized appreciation or depreciation of investments	441,736	49,285	23,399	195,094	40,269

Net gain (loss) on investments	512,658	100,056	32,027	253,389	61,250

Net increase (decrease) in net assets resulting from operations	$499,888	$151,465	$58,351	$473,052	$108,666

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  11

Statements of Operations

	Col VP	Col VP	Col VP	Col VP Mid	Col VP Mid
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Cap Gro Opp,	Cap Val Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$104,116	$—	$—	$—	$—
Variable account expenses	59,365	13,161	178,574	4,133	2,592

Investment income (loss) — net	44,751	(13,161)	(178,574)	(4,133)	(2,592)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,060,278	409,632	3,273,193	178,448	55,723
Cost of investments sold	887,622	344,016	2,951,355	162,790	52,143

Net realized gain (loss) on sales of investments	172,656	65,616	321,838	15,658	3,580
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	805,511	217,461	2,300,947	40,118	43,701

Net gain (loss) on investments	978,167	283,077	2,622,785	55,776	47,281

Net increase (decrease) in net assets resulting from operations	$1,022,918	$269,916	$2,444,211	$51,643	$44,689

	Col VP	Col VP Select	Col VP Select	Col VP	CS
	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Return

Investment income

Dividend income	$—	$—	$—	$28,841	$—
Variable account expenses	40,038	1,187	7,012	26,114	6,379

Investment income (loss) — net	(40,038)	(1,187)	(7,012)	2,727	(6,379)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,545,856	96,706	345,217	1,165,043	242,611
Cost of investments sold	1,315,821	85,219	340,109	1,144,479	295,772

Net realized gain (loss) on sales of investments	230,035	11,487	5,108	20,564	(53,161)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	458,271	13,090	128,099	(255)	36,412

Net gain (loss) on investments	688,306	24,577	133,207	20,309	(16,749)

Net increase (decrease) in net assets resulting from operations	$648,268	$23,390	$126,195	$23,036	$(23,128)

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Investment income

Dividend income	$38,664	$32,118	$76,142	$30,006	$23,571
Variable account expenses	7,659	24,631	29,781	49,063	11,003

Investment income (loss) — net	31,005	7,487	46,361	(19,057)	12,568

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	160,949	660,116	1,490,440	2,285,494	617,597
Cost of investments sold	157,968	583,016	1,381,580	1,927,833	704,295

Net realized gain (loss) on sales of investments	2,981	77,100	108,860	357,661	(86,698)
Distributions from capital gains	9,960	—	1,708	458,728	4,293
Net change in unrealized appreciation or depreciation of investments	12,538	309,819	453,658	8,623	308,877

Net gain (loss) on investments	25,479	386,919	564,226	825,012	226,472

Net increase (decrease) in net assets resulting from operations	$56,484	$394,406	$610,587	$805,955	$239,040

See accompanying notes to financial statements.

12  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Operations

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Investment income

Dividend income	$—	$15,982	$30,761	$57,995	$3,998
Variable account expenses	21,500	17,437	13,682	42,574	3,249

Investment income (loss) — net	(21,500)	(1,455)	17,079	15,421	749

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	597,042	471,099	300,139	1,316,677	311,080
Cost of investments sold	799,781	425,128	300,077	1,264,326	282,541

Net realized gain (loss) on sales of investments	(202,739)	45,971	62	52,351	28,539
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	800,763	278,646	170,485	740,944	16,776

Net gain (loss) on investments	598,024	324,617	170,547	793,295	45,315

Net increase (decrease) in net assets resulting from operations	$576,524	$323,162	$187,626	$808,716	$46,064

	GS VIT	Invesco	Invesco VI	Invesco	Invesco
	Structd U.S. Eq,	VI Core Eq,	Div Divd,	VI Intl Gro,	VI Tech,
Year ended Dec. 31, 2012 (continued)	Inst	Ser I	Ser I	Ser II	Ser I

Investment income

Dividend income	$32,644	$103,150	$6,106	$11,501	$—
Variable account expenses	14,839	94,407	2,793	6,798	2,753

Investment income (loss) — net	17,805	8,743	3,313	4,703	(2,753)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	408,058	1,697,924	178,604	305,167	107,497
Cost of investments sold	392,757	1,418,639	177,876	275,758	92,217

Net realized gain (loss) on sales of investments	15,301	279,285	728	29,409	15,280
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	198,948	1,004,763	48,139	87,312	18,121

Net gain (loss) on investments	214,249	1,284,048	48,867	116,721	33,401

Net increase (decrease) in net assets resulting from operations	$232,054	$1,292,791	$52,180	$121,424	$30,648

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Am Fran,	Comstock,	Mid Cap Gro,	Enterprise,	Global Tech,
Period ended Dec. 31, 2012 (continued)	Ser I(1)	Ser II	Ser I(1)	Serv	Serv

Investment income

Dividend income	$—	$3,816	$—	$—	$—
Variable account expenses	1,882	2,168	1,592	3,035	9,650

Investment income (loss) — net	(1,882)	1,648	(1,592)	(3,035)	(9,650)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	203,311	48,007	45,271	155,646	513,884
Cost of investments sold	218,883	43,152	48,174	123,139	403,069

Net realized gain (loss) on sales of investments	(15,572)	4,855	(2,903)	32,507	110,815
Distributions from capital gains	—	—	99	—	—
Net change in unrealized appreciation or depreciation of investments	(5,355)	33,199	(4,258)	39,907	95,385

Net gain (loss) on investments	(20,927)	38,054	(7,062)	72,414	206,200

Net increase (decrease) in net assets resulting from operations	$(22,809)	$39,702	$(8,654)	$69,379	$196,550

(1)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  13

Statements of Operations

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Year ended Dec. 31, 2012 (continued)	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

Investment income

Dividend income	$2,160	$21,011	$4,241	$—	$84,492
Variable account expenses	4,406	28,258	15,368	12,082	11,556

Investment income (loss) — net	(2,246)	(7,247)	(11,127)	(12,082)	72,936

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	192,991	1,054,383	516,925	415,522	269,432
Cost of investments sold	165,373	1,173,834	413,581	382,879	249,303

Net realized gain (loss) on sales of investments	27,618	(119,451)	103,344	32,643	20,129
Distributions from capital gains	8,356	375,981	93,467	145,895	—
Net change in unrealized appreciation or depreciation of investments	52,039	143,955	90,248	103,208	60,726

Net gain (loss) on investments	88,013	400,485	287,059	281,746	80,855

Net increase (decrease) in net assets resulting from operations	$85,767	$393,238	$275,932	$269,664	$153,791

				Oppen Global
	MS UIF	MS UIF	Oppen	Strategic	Oppen Main
	Global Real Est,	Mid Cap Gro,	Global VA,	Inc VA,	St Sm Cap VA,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Serv	Srv	Serv

Investment income

Dividend income	$1,274	$—	$12,202	$169,333	$1,260
Variable account expenses	2,051	2,384	5,409	26,195	3,164

Investment income (loss) — net	(777)	(2,384)	6,793	143,138	(1,904)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	36,959	121,507	195,397	560,073	115,111
Cost of investments sold	34,378	122,328	190,436	528,101	97,419

Net realized gain (loss) on sales of investments	2,581	(821)	4,961	31,972	17,692
Distributions from capital gains	—	35,147	—	32,608	—
Net change in unrealized appreciation or depreciation of investments	56,431	(13,238)	88,136	136,043	33,807

Net gain (loss) on investments	59,012	21,088	93,097	200,623	51,499

Net increase (decrease) in net assets resulting from operations	$58,235	$18,704	$99,890	$343,761	$49,595

		Put VT			Put VT
	PIMCO VIT	Global	Put VT	Put VT	Multi-Cap
	All Asset,	Hlth Care,	Hi Yield,	Intl Eq,	Gro,
Year ended Dec. 31, 2012 (continued)	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

Investment income

Dividend income	$163,968	$3,113	$51,733	$2,352	$35,081
Variable account expenses	28,455	2,502	5,192	931	61,351

Investment income (loss) — net	135,513	611	46,541	1,421	(26,270)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	514,637	35,218	266,299	29,808	836,139
Cost of investments sold	507,099	34,572	271,133	32,524	866,379

Net realized gain (loss) on sales of investments	7,538	646	(4,834)	(2,716)	(30,240)
Distributions from capital gains	—	20,084	—	—	—
Net change in unrealized appreciation or depreciation of investments	279,503	31,407	49,440	20,928	1,071,469

Net gain (loss) on investments	287,041	52,137	44,606	18,212	1,041,229

Net increase (decrease) in net assets resulting from operations	$422,554	$52,748	$91,147	$19,633	$1,014,959

See accompanying notes to financial statements.

14  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Operations

	Put VT
	Multi-Cap	Royce	Third	VP	VP
	Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2012 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Investment income

Dividend income	$760	$—	$23,607	$—	$—
Variable account expenses	2,044	25,136	20,668	33,291	128,001

Investment income (loss) — net	(1,284)	(25,136)	2,939	(33,291)	(128,001)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	85,867	1,221,624	824,738	625,657	2,821,004
Cost of investments sold	79,867	1,133,528	1,087,211	587,364	2,477,748

Net realized gain (loss) on sales of investments	6,000	88,096	(262,473)	38,293	343,256
Distributions from capital gains	—	64,516	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,965	79,305	885,174	428,320	1,516,400

Net gain (loss) on investments	49,965	231,917	622,701	466,613	1,859,656

Net increase (decrease) in net assets resulting from operations	$48,681	$206,781	$625,640	$433,322	$1,731,655

	VP BR	VP	VP	VP	VP
	Gl Infl Prot	Conserv,	Conserv,	Mod,	Mod,
Year ended Dec. 31, 2012 (continued)	Sec, Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Investment income

Dividend income	$52,595	$—	$—	$—	$—
Variable account expenses	10,046	6,254	19,749	108,495	347,710

Investment income (loss) — net	42,549	(6,254)	(19,749)	(108,495)	(347,710)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	406,806	151,138	796,276	2,326,482	6,842,336
Cost of investments sold	406,458	145,279	749,982	2,202,279	6,004,376

Net realized gain (loss) on sales of investments	348	5,859	46,294	124,203	837,960
Distributions from capital gains	14,790	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,142)	41,898	116,134	1,091,994	3,232,940

Net gain (loss) on investments	11,996	47,757	162,428	1,216,197	4,070,900

Net increase (decrease) in net assets resulting from operations	$54,545	$41,503	$142,679	$1,107,702	$3,723,190

	VP	VP	VP	VP	VP Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Investment income

Dividend income	$—	$—	$—	$—	$—
Variable account expenses	88,452	392,155	18,357	58,396	5,312

Investment income (loss) — net	(88,452)	(392,155)	(18,357)	(58,396)	(5,312)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,324,835	5,812,730	348,759	1,820,370	184,522
Cost of investments sold	1,239,587	5,049,097	331,797	1,632,664	152,387

Net realized gain (loss) on sales of investments	85,248	763,633	16,962	187,706	32,135
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,002,228	4,484,373	155,231	379,333	42,855

Net gain (loss) on investments	1,087,476	5,248,006	172,193	567,039	74,990

Net increase (decrease) in net assets resulting from operations	$999,024	$4,855,851	$153,836	$508,643	$69,678

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  15

Statements of Operations

	VP	VP			WF Adv
	Sit Divd Gro,	Vty Estb Val,	Wanger	Wanger	VT Intl Eq,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Investment income

Dividend income	$—	$—	$55,512	$16,405	$12,841
Variable account expenses	3,474	1,101	40,233	44,709	8,002

Investment income (loss) — net	(3,474)	(1,101)	15,279	(28,304)	4,839

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	115,961	69,781	1,211,813	1,207,253	325,192
Cost of investments sold	103,374	56,252	1,113,999	1,052,923	302,738

Net realized gain (loss) on sales of investments	12,587	13,529	97,814	154,330	22,454
Distributions from capital gains	—	—	430,609	255,113	64,038
Net change in unrealized appreciation or depreciation of investments	26,899	6,458	314,954	524,407	25,328

Net gain (loss) on investments	39,486	19,987	843,377	933,850	111,820

Net increase (decrease) in net assets resulting from operations	$36,012	$18,886	$858,656	$905,546	$116,659

				WF Adv VT	WF Adv VT
				Opp,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)				Cl 2	Cl 2

Investment income

Dividend income				$848	$—
Variable account expenses				7,929	5,561

Investment income (loss) — net				(7,081)	(5,561)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales				269,582	183,867
Cost of investments sold				236,137	165,771

Net realized gain (loss) on sales of investments				33,445	18,096
Distributions from capital gains				311	30,342
Net change in unrealized appreciation or depreciation of investments				96,880	(2,251)

Net gain (loss) on investments				130,636	46,187

Net increase (decrease) in net assets resulting from operations				$123,555	$40,626

See accompanying notes to financial statements.

16  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl I

Operations

Investment income (loss) — net	$4,256	$15,425	$(627)	$466	$39,064
Net realized gain (loss) on sales of investments	(6,524)	(128,213)	6,444	13,082	(64,085)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	177,419	474,861	8,675	139,904	476,969

Net increase (decrease) in net assets resulting from operations	175,151	362,073	14,492	153,452	451,948

Contract transactions

Contract purchase payments	107,853	373,649	6,688	43,392	231,614
Net transfers(1)	(31,435)	(210,157)	14,198	1,310	(167,371)
Transfers for policy loans	(9,193)	(11,113)	(4,414)	(4,190)	(45,815)
Policy charges	(40,706)	(123,595)	(4,686)	(27,871)	(146,988)
Contract terminations:
Surrender benefits	(198,087)	(143,500)	(10,597)	(71,282)	(329,920)
Death benefits	—	—	—	—	(26,306)

Increase (decrease) from contract transactions	(171,568)	(114,716)	1,189	(58,641)	(484,786)

Net assets at beginning of year	1,157,693	2,821,493	90,519	788,136	3,477,104

Net assets at end of year	$1,161,276	$3,068,850	$106,200	$882,947	$3,444,266

Accumulation unit activity

Units outstanding at beginning of year	910,633	2,365,106	85,454	802,642	2,112,376
Contract purchase payments	77,205	300,502	5,064	37,980	132,006
Net transfers(1)	(19,170)	(172,314)	8,150	(44,468)	(58,666)
Transfers for policy loans	(6,567)	(10,323)	(4,193)	(1,924)	(26,005)
Policy charges	(29,083)	(98,775)	(3,606)	(24,730)	(83,340)
Contract terminations:
Surrender benefits	(145,472)	(116,112)	(6,262)	(64,098)	(188,605)
Death benefits	—	—	—	—	(14,686)

Units outstanding at end of year	787,546	2,268,084	84,607	705,402	1,873,080

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  17

Statements of Changes in Net Assets

		Col VP	Col VP	Col VP	Col VP
	Calvert VP	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2012 (continued)	SRI Bal	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$1,163	$(122,145)	$(33,174)	$336,027	$(101,127)
Net realized gain (loss) on sales of investments	7,151	157,610	270	141,191	148,506
Distributions from capital gains	—	—	—	287,918	—
Net change in unrealized appreciation or depreciation of investments	24,649	1,670,167	(270)	(46,051)	1,377,834

Net increase (decrease) in net assets resulting from operations	32,963	1,705,632	(33,174)	719,085	1,425,213

Contract transactions

Contract purchase payments	33,096	1,031,583	554,535	651,905	901,463
Net transfers(1)	(33,527)	(514,442)	(310,314)	432,987	(1,025,277)
Transfers for policy loans	(3,188)	(7,909)	(90,678)	(66,994)	(63,472)
Policy charges	(25,746)	(1,117,757)	(350,127)	(541,478)	(527,605)
Contract terminations:
Surrender benefits	(33,747)	(711,816)	(687,635)	(986,319)	(892,138)
Death benefits	—	—	—	—	(27,387)

Increase (decrease) from contract transactions	(63,112)	(1,320,341)	(884,219)	(509,899)	(1,634,416)

Net assets at beginning of year	361,335	13,336,871	4,623,751	11,052,931	11,539,722

Net assets at end of year	$331,186	$13,722,162	$3,706,358	$11,262,117	$11,330,519

Accumulation unit activity

Units outstanding at beginning of year	325,496	12,589,614	4,270,205	7,135,231	7,358,588
Contract purchase payments	27,638	894,335	513,050	404,811	529,284
Net transfers(1)	(33,889)	(521,530)	(269,239)	363,817	(596,716)
Transfers for policy loans	(2,849)	(5,807)	(95,066)	(41,831)	(37,008)
Policy charges	(22,054)	(974,077)	(324,484)	(336,694)	(309,608)
Contract terminations:
Surrender benefits	(28,888)	(625,646)	(631,808)	(617,750)	(529,342)
Death benefits	—	—	—	—	(16,102)

Units outstanding at end of year	265,454	11,356,889	3,462,658	6,907,584	6,399,096

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

18  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Inc,	Hi Yield Bond,	Inc Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 2	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(12,770)	$51,409	$26,324	$219,663	$47,416
Net realized gain (loss) on sales of investments	8,936	35,735	8,628	58,295	3,981
Distributions from capital gains	61,986	15,036	—	—	17,000
Net change in unrealized appreciation or depreciation of investments	441,736	49,285	23,399	195,094	40,269

Net increase (decrease) in net assets resulting from operations	499,888	151,465	58,351	473,052	108,666

Contract transactions

Contract purchase payments	255,930	160,444	31,374	202,035	42,395
Net transfers(1)	(58,055)	(125,860)	42,311	(125,363)	191,232
Transfers for policy loans	(54,915)	(41,713)	(6,522)	(38,089)	(1,512)
Policy charges	(117,262)	(114,362)	(14,526)	(128,711)	(27,449)
Contract terminations:
Surrender benefits	(136,265)	(166,809)	(29,700)	(262,266)	(9,870)
Death benefits	(69)	—	—	—	(27,855)

Increase (decrease) from contract transactions	(110,636)	(288,300)	22,937	(352,394)	166,941

Net assets at beginning of year	2,622,528	2,962,989	397,525	3,425,335	688,958

Net assets at end of year	$3,011,780	$2,826,154	$478,813	$3,545,993	$964,565

Accumulation unit activity

Units outstanding at beginning of year	1,053,302	1,640,129	294,708	1,788,625	478,870
Contract purchase payments	95,562	85,533	21,685	98,104	27,562
Net transfers(1)	2,836	(35,612)	28,041	(52,848)	121,530
Transfers for policy loans	(19,768)	(22,481)	(4,578)	(19,501)	(908)
Policy charges	(43,639)	(61,458)	(10,066)	(62,591)	(17,706)
Contract terminations:
Surrender benefits	(50,560)	(91,668)	(20,402)	(131,227)	(6,353)
Death benefits	(24)	—	—	—	(18,435)

Units outstanding at end of year	1,037,709	1,514,443	309,388	1,620,562	584,560

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  19

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP Mid	Col VP Mid
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Cap Gro Opp,	Cap Val Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$44,751	$(13,161)	$(178,574)	$(4,133)	$(2,592)
Net realized gain (loss) on sales of investments	172,656	65,616	321,838	15,658	3,580
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	805,511	217,461	2,300,947	40,118	43,701

Net increase (decrease) in net assets resulting from operations	1,022,918	269,916	2,444,211	51,643	44,689

Contract transactions

Contract purchase payments	452,655	133,711	1,676,676	62,319	34,685
Net transfers(1)	(376,266)	(166,610)	(576,595)	(81,334)	42,546
Transfers for policy loans	(49,178)	(19,259)	(132,388)	(4,901)	(786)
Policy charges	(403,473)	(59,493)	(1,522,485)	(20,304)	(10,561)
Contract terminations:
Surrender benefits	(418,065)	(102,264)	(1,408,496)	(26,596)	(6,242)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(794,327)	(213,915)	(1,963,288)	(70,816)	59,642

Net assets at beginning of year	6,545,484	1,481,519	19,342,554	518,672	222,628

Net assets at end of year	$6,774,075	$1,537,520	$19,823,477	$499,499	$326,959

Accumulation unit activity

Units outstanding at beginning of year	8,829,202	2,359,586	24,533,681	362,969	229,669
Contract purchase payments	562,392	190,257	1,916,783	40,400	33,090
Net transfers(1)	(506,406)	(325,951)	(1,091,257)	(60,577)	34,782
Transfers for policy loans	(62,436)	(28,101)	(144,801)	(3,122)	(901)
Policy charges	(507,188)	(81,209)	(1,763,939)	(13,150)	(9,883)
Contract terminations:
Surrender benefits	(521,687)	(144,084)	(1,569,925)	(16,690)	(5,349)
Death benefits	—	—	—	—	—

Units outstanding at end of year	7,793,877	1,970,498	21,880,542	309,830	281,408

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

20  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

		Col VP	Col VP	Col VP
	Col VP	Select Lg Cap	Select Sm Cap	US Govt	CS
	S&P 500,	Val,	Val,	Mtge,	Commodity
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Return

Operations

Investment income (loss) — net	$(40,038)	$(1,187)	$(7,012)	$2,727	$(6,379)
Net realized gain (loss) on sales of investments	230,035	11,487	5,108	20,564	(53,161)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	458,271	13,090	128,099	(255)	36,412

Net increase (decrease) in net assets resulting from operations	648,268	23,390	126,195	23,036	(23,128)

Contract transactions

Contract purchase payments	370,666	5,633	68,118	187,706	65,958
Net transfers(1)	17,378	(22,305)	(97,554)	(272,485)	(67,565)
Transfers for policy loans	(19,827)	(3,178)	(3,261)	(9,443)	(13,112)
Policy charges	(189,923)	(2,601)	(30,575)	(154,254)	(25,153)
Contract terminations:
Surrender benefits	(601,832)	(3,751)	(115,636)	(315,670)	(24,301)
Death benefits	—	—	—	—	(20,995)

Increase (decrease) from contract transactions	(423,538)	(26,202)	(178,908)	(564,146)	(85,168)

Net assets at beginning of year	4,413,830	148,969	851,703	3,330,921	801,426

Net assets at end of year	$4,638,560	$146,157	$798,990	$2,789,811	$693,130

Accumulation unit activity

Units outstanding at beginning of year	4,344,550	156,855	623,014	2,689,903	890,135
Contract purchase payments	321,606	5,378	44,956	151,012	74,345
Net transfers(1)	(190,151)	(43,364)	(74,392)	(199,218)	(94,742)
Transfers for policy loans	(20,578)	(3,387)	(3,620)	(8,040)	(15,274)
Policy charges	(165,711)	(2,491)	(19,992)	(125,086)	(27,896)
Contract terminations:
Surrender benefits	(422,385)	(3,540)	(80,656)	(252,690)	(26,665)
Death benefits	—	—	—	—	(24,823)

Units outstanding at end of year	3,867,331	109,451	489,310	2,255,881	775,080

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  21

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$31,005	$7,487	$46,361	$(19,057)	$12,568
Net realized gain (loss) on sales of investments	2,981	77,100	108,860	357,661	(86,698)
Distributions from capital gains	9,960	—	1,708	458,728	4,293
Net change in unrealized appreciation or depreciation of investments	12,538	309,819	453,658	8,623	308,877

Net increase (decrease) in net assets resulting from operations	56,484	394,406	610,587	805,955	239,040

Contract transactions

Contract purchase payments	66,562	232,122	265,617	328,063	95,434
Net transfers(1)	123,662	(97,466)	(353,198)	(438,720)	(160,441)
Transfers for policy loans	(13,297)	(12,273)	(107,971)	(65,112)	(27,871)
Policy charges	(31,015)	(102,288)	(170,754)	(264,217)	(50,591)
Contract terminations:
Surrender benefits	(26,679)	(175,256)	(413,445)	(774,725)	(160,243)
Death benefits	—	(25,985)	—	(24,240)	—

Increase (decrease) from contract transactions	119,233	(181,146)	(779,751)	(1,238,951)	(303,712)

Net assets at beginning of year	855,400	2,654,786	3,775,014	6,241,525	1,375,086

Net assets at end of year	$1,031,117	$2,868,046	$3,605,850	$5,808,529	$1,310,414

Accumulation unit activity

Units outstanding at beginning of year	741,076	2,784,525	3,395,564	3,088,650	1,373,280
Contract purchase payments	56,048	218,961	209,188	152,043	83,743
Net transfers(1)	88,175	(179,829)	(483,349)	(93,892)	(205,367)
Transfers for policy loans	(10,621)	(10,935)	(84,704)	(29,326)	(27,171)
Policy charges	(26,139)	(97,325)	(135,439)	(121,301)	(44,877)
Contract terminations:
Surrender benefits	(22,581)	(154,336)	(313,063)	(362,356)	(141,969)
Death benefits	—	(25,685)	—	(10,552)	—

Units outstanding at end of year	825,958	2,535,376	2,588,197	2,623,266	1,037,639

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Operations

Investment income (loss) — net	$(21,500)	$(1,455)	$17,079	$15,421	$749
Net realized gain (loss) on sales of investments	(202,739)	45,971	62	52,351	28,539
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	800,763	278,646	170,485	740,944	16,776

Net increase (decrease) in net assets resulting from operations	576,524	323,162	187,626	808,716	46,064

Contract transactions

Contract purchase payments	228,676	154,033	164,620	404,591	22,407
Net transfers(1)	(22,873)	(154,862)	(105,334)	(364,760)	(24,958)
Transfers for policy loans	(1,974)	(9,888)	(26,027)	(50,173)	(413)
Policy charges	(104,055)	(74,899)	(45,534)	(185,274)	(14,341)
Contract terminations:
Surrender benefits	(247,745)	(157,509)	(132,816)	(505,574)	(204,296)
Death benefits	(2,458)	(72)	—	(2,727)	(71)

Increase (decrease) from contract transactions	(150,429)	(243,197)	(145,091)	(703,917)	(221,672)

Net assets at beginning of year	2,250,966	2,008,133	1,494,943	4,964,883	519,263

Net assets at end of year	$2,677,061	$2,088,098	$1,537,478	$5,069,682	$343,655

Accumulation unit activity

Units outstanding at beginning of year	1,381,868	937,397	1,081,206	2,316,123	339,195
Contract purchase payments	123,684	66,912	110,723	170,754	12,730
Net transfers(1)	(5,643)	(54,040)	(72,058)	(112,433)	(21,936)
Transfers for policy loans	(1,417)	(4,250)	(17,222)	(22,088)	(157)
Policy charges	(56,234)	(32,738)	(30,628)	(79,132)	(8,212)
Contract terminations:
Surrender benefits	(134,802)	(73,983)	(91,228)	(216,786)	(131,691)
Death benefits	(1,247)	(31)	—	(1,070)	(45)

Units outstanding at end of year	1,306,209	839,267	980,793	2,055,368	189,884

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  23

Statements of Changes in Net Assets

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Structd U.S. Eq,	Core Eq,	Div Divd,	Intl Gro,	Tech,
Year ended Dec. 31, 2012 (continued)	Inst	Ser I	Ser I	Ser II	Ser I

Operations

Investment income (loss) — net	$17,805	$8,743	$3,313	$4,703	$(2,753)
Net realized gain (loss) on sales of investments	15,301	279,285	728	29,409	15,280
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	198,948	1,004,763	48,139	87,312	18,121

Net increase (decrease) in net assets resulting from operations	232,054	1,292,791	52,180	121,424	30,648

Contract transactions

Contract purchase payments	139,582	676,027	26,714	56,542	37,889
Net transfers(1)	(77,453)	(407,792)	(59,742)	(13,117)	10,541
Transfers for policy loans	(31,965)	(75,526)	387	(7,691)	(5,268)
Policy charges	(74,456)	(608,196)	(19,474)	(29,404)	(23,037)
Contract terminations:
Surrender benefits	(129,829)	(717,378)	(8,143)	(64,554)	(26,097)
Death benefits	—	—	—	(24,277)	—

Increase (decrease) from contract transactions	(174,121)	(1,132,865)	(60,258)	(82,501)	(5,972)

Net assets at beginning of year	1,750,189	10,471,380	336,674	889,166	301,203

Net assets at end of year	$1,808,122	$10,631,306	$328,596	$928,089	$325,879

Accumulation unit activity

Units outstanding at beginning of year	1,748,477	5,706,906	366,912	909,808	210,123
Contract purchase payments	130,798	342,048	26,662	56,249	24,305
Net transfers(1)	(106,294)	(174,630)	(61,901)	(53,860)	4,839
Transfers for policy loans	(25,897)	(37,840)	393	(8,244)	(3,363)
Policy charges	(66,409)	(305,804)	(19,317)	(27,839)	(14,682)
Contract terminations:
Surrender benefits	(119,618)	(366,333)	(8,570)	(48,409)	(13,760)
Death benefits	—	—	—	(26,882)	—

Units outstanding at end of year	1,561,057	5,164,347	304,179	800,823	207,462

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Am Fran,	Comstock,	Mid Cap Gro,	Enterprise,	Global Tech,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser II	Ser I(2)	Serv	Serv

Operations

Investment income (loss) — net	$(1,882)	$1,648	$(1,592)	$(3,035)	$(9,650)
Net realized gain (loss) on sales of investments	(15,572)	4,855	(2,903)	32,507	110,815
Distributions from capital gains	—	—	99	—	—
Net change in unrealized appreciation or depreciation of investments	(5,355)	33,199	(4,258)	39,907	95,385

Net increase (decrease) in net assets resulting from operations	(22,809)	39,702	(8,654)	69,379	196,550

Contract transactions

Contract purchase payments	17,517	15,242	16,767	24,367	90,366
Net transfers(1)	550,797	(11,525)	327,354	(21,498)	(144,718)
Transfers for policy loans	(6,439)	1,393	504	353	(4,529)
Policy charges	(13,210)	(7,043)	(10,123)	(15,829)	(46,187)
Contract terminations:
Surrender benefits	(136,457)	(3,379)	(6,517)	(33,771)	(241,666)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	412,208	(5,312)	327,985	(46,378)	(346,734)

Net assets at beginning of year	—	220,089	—	441,646	1,198,235

Net assets at end of year	$389,399	$254,479	$319,331	$464,647	$1,048,051

Accumulation unit activity

Units outstanding at beginning of year	—	263,108	—	394,770	1,829,129
Contract purchase payments	18,543	16,840	17,728	19,270	120,022
Net transfers(1)	553,128	(19,364)	326,186	(52,503)	(305,321)
Transfers for policy loans	(6,999)	1,586	546	475	(8,991)
Policy charges	(13,950)	(7,586)	(10,711)	(13,169)	(58,593)
Contract terminations:
Surrender benefits	(149,559)	(3,477)	(6,920)	(26,524)	(316,839)
Death benefits	—	—	—	—	—

Units outstanding at end of year	401,163	251,107	326,829	322,319	1,259,407

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  25

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Year ended Dec. 31, 2012 (continued)	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$(2,246)	$(7,247)	$(11,127)	$(12,082)	$72,936
Net realized gain (loss) on sales of investments	27,618	(119,451)	103,344	32,643	20,129
Distributions from capital gains	8,356	375,981	93,467	145,895	—
Net change in unrealized appreciation or depreciation of investments	52,039	143,955	90,248	103,208	60,726

Net increase (decrease) in net assets resulting from operations	85,767	393,238	275,932	269,664	153,791

Contract transactions

Contract purchase payments	40,345	258,851	106,510	75,410	121,138
Net transfers(1)	(111,046)	(398,165)	(149,799)	1,664	(77,337)
Transfers for policy loans	1,299	(47,559)	(16,362)	(17,183)	(22,724)
Policy charges	(23,893)	(119,087)	(69,633)	(56,193)	(61,609)
Contract terminations:
Surrender benefits	(10,538)	(258,094)	(87,856)	(98,911)	(24,260)
Death benefits	—	(66)	—	(26,671)	—

Increase (decrease) from contract transactions	(103,833)	(564,120)	(217,140)	(121,884)	(64,792)

Net assets at beginning of year	511,935	3,516,794	1,848,180	1,385,822	1,297,784

Net assets at end of year	$493,869	$3,345,912	$1,906,972	$1,533,602	$1,386,783

Accumulation unit activity

Units outstanding at beginning of year	567,384	2,494,537	2,108,059	1,084,025	502,054
Contract purchase payments	39,921	172,938	114,868	49,953	44,772
Net transfers(1)	(127,644)	(290,716)	(226,181)	(54,812)	(15,113)
Transfers for policy loans	1,378	(32,975)	(14,334)	(7,996)	(8,224)
Policy charges	(23,511)	(79,648)	(73,699)	(37,132)	(22,977)
Contract terminations:
Surrender benefits	(9,924)	(178,013)	(75,475)	(68,280)	(9,587)
Death benefits	—	(44)	—	(20,002)	—

Units outstanding at end of year	447,604	2,086,079	1,833,238	945,756	490,925

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

				Oppen Global
	MS UIF	MS UIF	Oppen	Strategic	Oppen Main St
	Global Real Est,	Mid Cap Gro,	Global VA,	Inc VA,	Sm Cap VA,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Serv	Srv	Serv

Operations

Investment income (loss) — net	$(777)	$(2,384)	$6,793	$143,138	$(1,904)
Net realized gain (loss) on sales of investments	2,581	(821)	4,961	31,972	17,692
Distributions from capital gains	—	35,147	—	32,608	—
Net change in unrealized appreciation or depreciation of investments	56,431	(13,238)	88,136	136,043	33,807

Net increase (decrease) in net assets resulting from operations	58,235	18,704	99,890	343,761	49,595

Contract transactions

Contract purchase payments	23,403	21,948	73,393	177,062	66,933
Net transfers(1)	20,008	(5,335)	(78,874)	9,517	(25,169)
Transfers for policy loans	(4,695)	(947)	(1,730)	(29,187)	575
Policy charges	(9,720)	(15,253)	(13,312)	(101,393)	(9,549)
Contract terminations:
Surrender benefits	(1,657)	(32,449)	(31,241)	(151,977)	(27,759)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	27,339	(32,036)	(51,764)	(95,978)	5,031

Net assets at beginning of year	192,529	272,344	546,595	2,888,296	302,710

Net assets at end of year	$278,103	$259,012	$594,721	$3,136,079	$357,336

Accumulation unit activity

Units outstanding at beginning of year	250,069	244,277	565,938	2,251,150	309,421
Contract purchase payments	27,032	18,409	71,707	129,943	62,678
Net transfers(1)	21,460	(13,796)	(88,462)	(2,287)	(25,684)
Transfers for policy loans	(4,967)	(813)	(1,605)	(20,985)	270
Policy charges	(11,367)	(12,546)	(12,695)	(74,333)	(8,818)
Contract terminations:
Surrender benefits	(1,750)	(29,106)	(24,753)	(111,260)	(26,221)
Death benefits	—	—	—	—	—

Units outstanding at end of year	280,477	206,425	510,130	2,172,228	311,646

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  27

Statements of Changes in Net Assets

		Put VT			Put VT
	PIMCO VIT	Global	Put VT	Put VT	Multi-Cap
	All Asset,	Hlth Care,	Hi Yield,	Intl Eq,	Gro,
Year ended Dec. 31, 2012 (continued)	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

Operations

Investment income (loss) — net	$135,513	$611	$46,541	$1,421	$(26,270)
Net realized gain (loss) on sales of investments	7,538	646	(4,834)	(2,716)	(30,240)
Distributions from capital gains	—	20,084	—	—	—
Net change in unrealized appreciation or depreciation of investments	279,503	31,407	49,440	20,928	1,071,469

Net increase (decrease) in net assets resulting from operations	422,554	52,748	91,147	19,633	1,014,959

Contract transactions

Contract purchase payments	210,868	25,003	29,530	8,034	485,913
Net transfers(1)	307,351	73,860	(7,242)	(10,920)	(197,519)
Transfers for policy loans	(71,103)	(2,775)	(9,461)	(76)	(50,611)
Policy charges	(137,991)	(14,753)	(25,021)	(2,986)	(397,959)
Contract terminations:
Surrender benefits	(122,592)	(9,342)	(66,417)	(2,603)	(388,922)
Death benefits	—	—	(26,976)	—	—

Increase (decrease) from contract transactions	186,533	71,993	(105,587)	(8,551)	(549,098)

Net assets at beginning of year	2,964,930	215,226	675,708	99,217	6,457,516

Net assets at end of year	$3,574,017	$339,967	$661,268	$110,299	$6,923,377

Accumulation unit activity

Units outstanding at beginning of year	2,444,643	163,159	360,959	79,538	4,641,503
Contract purchase payments	163,021	16,892	14,563	5,849	312,676
Net transfers(1)	226,023	51,200	1,378	(8,055)	(134,220)
Transfers for policy loans	(55,963)	(1,827)	(4,550)	(50)	(32,527)
Policy charges	(105,873)	(9,952)	(12,340)	(2,179)	(256,137)
Contract terminations:
Surrender benefits	(93,743)	(6,575)	(36,444)	(1,949)	(250,714)
Death benefits	—	—	(13,066)	—	—

Units outstanding at end of year	2,578,108	212,897	310,500	73,154	4,280,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Put VT
	Multi-Cap	Royce	Third	VP	VP
	Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2012 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(1,284)	$(25,136)	$2,939	$(33,291)	$(128,001)
Net realized gain (loss) on sales of investments	6,000	88,096	(262,473)	38,293	343,256
Distributions from capital gains	—	64,516	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,965	79,305	885,174	428,320	1,516,400

Net increase (decrease) in net assets resulting from operations	48,681	206,781	625,640	433,322	1,731,655

Contract transactions

Contract purchase payments	22,385	175,005	190,279	782,933	1,492,815
Net transfers(1)	41,436	(232,275)	(145,185)	256,604	(210,655)
Transfers for policy loans	(956)	(47,916)	(30,159)	(29,608)	(327,394)
Policy charges	(14,838)	(140,423)	(106,083)	(118,540)	(416,539)
Contract terminations:
Surrender benefits	(36,730)	(333,675)	(242,670)	(88,902)	(1,133,878)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	11,297	(579,284)	(333,818)	802,487	(595,651)

Net assets at beginning of year	297,816	3,309,224	2,508,104	3,041,246	14,072,219

Net assets at end of year	$357,794	$2,936,721	$2,799,926	$4,277,055	$15,208,223

Accumulation unit activity

Units outstanding at beginning of year	279,028	1,366,868	1,615,288	2,822,045	13,032,708
Contract purchase payments	18,770	71,298	108,445	674,714	1,283,811
Net transfers(1)	35,823	(24,428)	(50,502)	225,303	(190,583)
Transfers for policy loans	(779)	(19,047)	(17,538)	(25,144)	(287,050)
Policy charges	(12,447)	(56,548)	(60,014)	(101,864)	(357,869)
Contract terminations:
Surrender benefits	(31,478)	(139,203)	(138,925)	(75,406)	(986,814)
Death benefits	—	—	—	—	—

Units outstanding at end of year	288,917	1,198,940	1,456,754	3,519,648	12,494,203

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  29

Statements of Changes in Net Assets

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$42,549	$(6,254)	$(19,749)	$(108,495)	$(347,710)
Net realized gain (loss) on sales of investments	348	5,859	46,294	124,203	837,960
Distributions from capital gains	14,790	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,142)	41,898	116,134	1,091,994	3,232,940

Net increase (decrease) in net assets resulting from operations	54,545	41,503	142,679	1,107,702	3,723,190

Contract transactions

Contract purchase payments	80,013	142,200	277,655	2,310,767	3,471,191
Net transfers(1)	(97,939)	272,261	873,992	3,056,916	(699,796)
Transfers for policy loans	(23,583)	(3,635)	(2,627)	(97,295)	(299,066)
Policy charges	(39,172)	(76,464)	(111,762)	(520,386)	(1,762,757)
Contract terminations:
Surrender benefits	(50,272)	(19,569)	(266,146)	(728,050)	(2,100,985)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(130,953)	314,793	771,112	4,021,952	(1,391,413)

Net assets at beginning of year	1,204,964	561,663	2,187,437	10,066,933	38,078,395

Net assets at end of year	$1,128,556	$917,959	$3,101,228	$15,196,587	$40,410,172

Accumulation unit activity

Units outstanding at beginning of year	931,505	524,939	2,043,791	9,257,795	34,978,833
Contract purchase payments	60,190	127,776	250,596	2,005,053	3,008,455
Net transfers(1)	(72,898)	243,340	772,395	2,609,636	(604,380)
Transfers for policy loans	(17,993)	(3,319)	(2,308)	(83,575)	(261,447)
Policy charges	(29,607)	(68,755)	(100,577)	(450,982)	(1,527,053)
Contract terminations:
Surrender benefits	(37,854)	(17,536)	(237,148)	(629,405)	(1,828,063)
Death benefits	—	—	—	—	—

Units outstanding at end of year	833,343	806,445	2,726,749	12,708,522	33,766,345

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Operations

Investment income (loss) — net	$(88,452)	$(392,155)	$(18,357)	$(58,396)	$(5,312)
Net realized gain (loss) on sales of investments	85,248	763,633	16,962	187,706	32,135
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,002,228	4,484,373	155,231	379,333	42,855

Net increase (decrease) in net assets resulting from operations	999,024	4,855,851	153,836	508,643	69,678

Contract transactions

Contract purchase payments	2,240,560	4,817,798	211,069	489,947	60,139
Net transfers(1)	2,063,043	(1,895,183)	674,630	(311,466)	(79,951)
Transfers for policy loans	(66,389)	(330,898)	(46,535)	(35,711)	(5,125)
Policy charges	(386,765)	(1,360,077)	(135,364)	(417,715)	(21,950)
Contract terminations:
Surrender benefits	(207,534)	(1,309,837)	(41,190)	(342,125)	(22,169)
Death benefits	(9,551)	—	—	—	—

Increase (decrease) from contract transactions	3,633,364	(78,197)	662,610	(617,070)	(69,056)

Net assets at beginning of year	7,627,795	42,915,825	1,694,682	6,712,845	606,455

Net assets at end of year	$12,260,183	$47,693,479	$2,511,128	$6,604,418	$607,077

Accumulation unit activity

Units outstanding at beginning of year	7,020,035	39,406,279	1,567,591	6,197,245	343,700
Contract purchase payments	1,925,346	4,143,966	186,287	432,181	32,088
Net transfers(1)	1,763,203	(1,633,055)	596,171	(280,998)	(43,614)
Transfers for policy loans	(55,283)	(282,831)	(40,362)	(30,613)	(2,742)
Policy charges	(332,455)	(1,168,010)	(119,414)	(367,499)	(11,687)
Contract terminations:
Surrender benefits	(175,445)	(1,122,012)	(36,091)	(300,239)	(11,848)
Death benefits	(8,416)	—	—	—	—

Units outstanding at end of year	10,136,985	39,344,337	2,154,182	5,650,077	305,897

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  31

Statements of Changes in Net Assets

	VP Sit	VP			WF Adv VT
	Divd Gro,	Vty Estb Val,	Wanger	Wanger	Intl Eq,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Operations

Investment income (loss) — net	$(3,474)	$(1,101)	$15,279	$(28,304)	$4,839
Net realized gain (loss) on sales of investments	12,587	13,529	97,814	154,330	22,454
Distributions from capital gains	—	—	430,609	255,113	64,038
Net change in unrealized appreciation or depreciation of investments	26,899	6,458	314,954	524,407	25,328

Net increase (decrease) in net assets resulting from operations	36,012	18,886	858,656	905,546	116,659

Contract transactions

Contract purchase payments	37,909	9,918	377,767	399,215	75,575
Net transfers(1)	(46,636)	(43,473)	(330,121)	(337,399)	(74,234)
Transfers for policy loans	(4,424)	(861)	(21,054)	(60,918)	(6,983)
Policy charges	(10,179)	(2,967)	(177,029)	(215,544)	(35,942)
Contract terminations:
Surrender benefits	(14,758)	(397)	(400,460)	(328,303)	(90,076)
Death benefits	—	—	(2,691)	(28,492)	—

Increase (decrease) from contract transactions	(38,088)	(37,780)	(553,588)	(571,441)	(131,660)

Net assets at beginning of year	389,867	122,013	4,340,350	4,984,250	1,017,458

Net assets at end of year	$387,791	$103,119	$4,645,418	$5,318,355	$1,002,457

Accumulation unit activity

Units outstanding at beginning of year	459,593	114,655	2,417,822	2,609,974	789,734
Contract purchase payments	42,988	8,431	189,542	187,398	56,296
Net transfers(1)	(50,427)	(41,368)	(150,950)	(146,913)	(57,953)
Transfers for policy loans	(5,017)	(736)	(10,353)	(28,208)	(5,357)
Policy charges	(11,232)	(2,479)	(88,628)	(101,091)	(26,720)
Contract terminations:
Surrender benefits	(17,215)	(236)	(201,552)	(156,028)	(66,016)
Death benefits	—	—	(1,281)	(13,192)	—

Units outstanding at end of year	418,690	78,267	2,154,600	2,351,940	689,984

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(7,081)	$(5,561)
Net realized gain (loss) on sales of investments	33,445	18,096
Distributions from capital gains	311	30,342
Net change in unrealized appreciation or depreciation of investments	96,880	(2,251)

Net increase (decrease) in net assets resulting from operations	123,555	40,626

Contract transactions

Contract purchase payments	96,590	57,790
Net transfers(1)	(128,934)	(36,195)
Transfers for policy loans	(13,978)	(15,034)
Policy charges	(31,796)	(22,663)
Contract terminations:
Surrender benefits	(47,491)	(59,124)
Death benefits	(24,674)	—

Increase (decrease) from contract transactions	(150,283)	(75,226)

Net assets at beginning of year	890,050	603,932

Net assets at end of year	$863,322	$569,332

Accumulation unit activity

Units outstanding at beginning of year	534,577	302,161
Contract purchase payments	53,363	26,661
Net transfers(1)	(71,623)	(16,873)
Transfers for policy loans	(7,816)	(6,880)
Policy charges	(17,546)	(10,534)
Contract terminations:
Surrender benefits	(26,763)	(28,421)
Death benefits	(13,626)	—

Units outstanding at end of year	450,566	266,114

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  33

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Year ended Dec. 31, 2011	Cl B	Cl B	Cl B	Cl I	Cl I

Operations

Investment income (loss) — net	$2,074	$99,683	$(676)	$4,995	$41,846
Net realized gain (loss) on sales of investments	(32,701)	(68,550)	6,091	34,161	(178,914)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	89,982	(753,883)	(10,528)	(154,475)	139,378

Net increase (decrease) in net assets resulting from operations	59,355	(722,750)	(5,113)	(115,319)	2,310

Contract transactions

Contract purchase payments	134,083	428,146	8,133	53,497	261,114
Net transfers(1)	(131,635)	(178,465)	17,506	(20,585)	(251,613)
Transfers for policy loans	(6,182)	(19,951)	167	(9,276)	(29,317)
Policy charges	(45,320)	(132,501)	(4,102)	(29,937)	(149,496)
Contract terminations:
Surrender benefits	(22,000)	(115,921)	(9,018)	(52,052)	(185,887)
Death benefits	—	—	—	—	(2,614)

Increase (decrease) from contract transactions	(71,054)	(18,692)	12,686	(58,353)	(357,813)

Net assets at beginning of year	1,169,392	3,562,935	82,946	961,808	3,832,607

Net assets at end of year	$1,157,693	$2,821,493	$90,519	$788,136	$3,477,104

Accumulation unit activity

Units outstanding at beginning of year	968,888	2,393,446	88,242	925,763	2,283,879
Contract purchase payments	107,134	308,082	8,062	50,053	157,621
Net transfers(1)	(106,459)	(142,966)	2,296	(92,375)	(110,251)
Transfers for policy loans	(4,883)	(14,338)	249	(6,644)	(16,521)
Policy charges	(36,309)	(95,395)	(3,999)	(27,882)	(90,583)
Contract terminations:
Surrender benefits	(17,738)	(83,723)	(9,396)	(46,273)	(110,278)
Death benefits	—	—	—	—	(1,491)

Units outstanding at end of year	910,633	2,365,106	85,454	802,642	2,112,376

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

		Col VP	Col VP	Col VP	Col VP
	Calvert VP	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Year ended Dec. 31, 2011 (continued)	SRI Bal	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$1,549	$(127,383)	$(38,234)	$400,967	$(113,686)
Net realized gain (loss) on sales of investments	(113)	(15,180)	735	130,896	42,267
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	11,753	357,493	(735)	86,001	(664,333)

Net increase (decrease) in net assets resulting from operations	13,189	214,930	(38,234)	617,864	(735,752)

Contract transactions

Contract purchase payments	35,318	1,126,559	851,617	762,483	1,088,505
Net transfers(1)	(31,852)	(664,790)	448,409	(459,261)	(1,065,910)
Transfers for policy loans	(1,127)	(3,994)	(19,709)	(48,998)	(125,601)
Policy charges	(26,561)	(1,152,149)	(417,421)	(598,890)	(553,611)
Contract terminations:
Surrender benefits	(10,743)	(893,485)	(782,279)	(489,122)	(628,550)
Death benefits	—	(8,515)	—	(3,339)	—

Increase (decrease) from contract transactions	(34,965)	(1,596,374)	80,617	(837,127)	(1,285,167)

Net assets at beginning of year	383,111	14,718,315	4,581,368	11,272,194	13,560,641

Net assets at end of year	$361,335	$13,336,871	$4,623,751	$11,052,931	$11,539,722

Accumulation unit activity

Units outstanding at beginning of year	363,936	14,246,718	4,117,938	7,559,878	8,131,349
Contract purchase payments	32,213	1,068,401	774,255	499,791	663,756
Net transfers(1)	(34,673)	(778,661)	482,040	(177,240)	(642,686)
Transfers for policy loans	(1,053)	(3,854)	(18,273)	(32,399)	(72,102)
Policy charges	(24,745)	(1,095,107)	(379,990)	(393,027)	(338,419)
Contract terminations:
Surrender benefits	(10,182)	(839,556)	(705,765)	(319,594)	(383,310)
Death benefits	—	(8,327)	—	(2,178)	—

Units outstanding at end of year	325,496	12,589,614	4,270,205	7,135,231	7,358,588

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  35

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Inc,	Hi Yield Bond,	Inc Opp,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 3	Cl 2	Cl 3	Cl 3

Operations

Investment income (loss) — net	$7,815	$60,314	$24,529	$260,588	$54,106
Net realized gain (loss) on sales of investments	72,832	40,051	7,930	46,734	13,487
Distributions from capital gains	47,739	14,907	—	—	18,004
Net change in unrealized appreciation or depreciation of investments	(875,977)	(1,821)	(9,383)	(146,423)	(51,318)

Net increase (decrease) in net assets resulting from operations	(747,591)	113,451	23,076	160,899	34,279

Contract transactions

Contract purchase payments	308,933	196,530	42,288	234,672	42,492
Net transfers(1)	(255,237)	(85,862)	(48,646)	(167,693)	24,501
Transfers for policy loans	(23,933)	(23,593)	(1,021)	(10,151)	(3,201)
Policy charges	(122,324)	(127,050)	(15,711)	(153,413)	(18,008)
Contract terminations:
Surrender benefits	(117,788)	(94,981)	(14,010)	(185,036)	(47,331)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(210,349)	(134,956)	(37,100)	(281,621)	(1,547)

Net assets at beginning of year	3,580,468	2,984,494	411,549	3,546,057	656,226

Net assets at end of year	$2,622,528	$2,962,989	$397,525	$3,425,335	$688,958

Accumulation unit activity

Units outstanding at beginning of year	1,086,162	1,658,925	323,154	1,926,607	482,956
Contract purchase payments	105,361	107,692	32,185	124,352	30,277
Net transfers(1)	(47,160)	8,801	(37,818)	(77,244)	14,623
Transfers for policy loans	(8,284)	(13,128)	(788)	(5,986)	(2,236)
Policy charges	(41,724)	(69,365)	(11,980)	(81,330)	(12,811)
Contract terminations:
Surrender benefits	(41,053)	(52,796)	(10,045)	(97,774)	(33,939)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,053,302	1,640,129	294,708	1,788,625	478,870

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP Mid	Col VP Mid
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Cap Gro Opp,	Cap Val Opp,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$33,512	$(14,510)	$(181,704)	$(5,132)	$(2,450)
Net realized gain (loss) on sales of investments	298,970	45,737	(12,971)	65,350	4,573
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,346,556)	(95,469)	1,071,369	(155,178)	(30,752)

Net increase (decrease) in net assets resulting from operations	(1,014,074)	(64,242)	876,694	(94,960)	(28,629)

Contract transactions

Contract purchase payments	509,588	138,914	1,832,801	83,510	22,367
Net transfers(1)	(287,144)	(124,509)	(938,191)	(52,572)	(35,221)
Transfers for policy loans	(23,582)	(11,568)	(78,616)	(9,022)	(2,870)
Policy charges	(451,951)	(63,592)	(1,546,456)	(24,604)	(8,966)
Contract terminations:
Surrender benefits	(618,714)	(96,463)	(1,480,037)	(38,846)	(8,156)
Death benefits	(6,664)	—	(22,900)	—	—

Increase (decrease) from contract transactions	(878,467)	(157,218)	(2,233,399)	(41,534)	(32,846)

Net assets at beginning of year	8,438,025	1,702,979	20,699,259	655,166	284,103

Net assets at end of year	$6,545,484	$1,481,519	$19,342,554	$518,672	$222,628

Accumulation unit activity

Units outstanding at beginning of year	10,000,847	2,792,390	28,232,629	405,041	273,042
Contract purchase payments	616,294	219,356	2,379,297	54,142	21,700
Net transfers(1)	(461,989)	(387,686)	(2,037,747)	(53,283)	(45,517)
Transfers for policy loans	(28,498)	(19,201)	(105,675)	(5,002)	(2,975)
Policy charges	(551,454)	(98,883)	(2,021,667)	(15,794)	(8,798)
Contract terminations:
Surrender benefits	(737,701)	(146,390)	(1,882,202)	(22,135)	(7,783)
Death benefits	(8,297)	—	(30,954)	—	—

Units outstanding at end of year	8,829,202	2,359,586	24,533,681	362,969	229,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  37

Statements of Changes in Net Assets

	Col VP	Col VP Select	Col VP Select	Col VP	CS
	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Return

Operations

Investment income (loss) — net	$(40,646)	$(917)	$(8,377)	$831	$13,792
Net realized gain (loss) on sales of investments	117,387	2,080	1,654	14,624	(24,391)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(39,659)	(4,919)	(79,594)	1,992	(115,192)

Net increase (decrease) in net assets resulting from operations	37,082	(3,756)	(86,317)	17,447	(125,791)

Contract transactions

Contract purchase payments	422,874	5,311	87,756	266,529	71,793
Net transfers(1)	(224,431)	101,707	(34,020)	(100,690)	144,901
Transfers for policy loans	(35,017)	(815)	(15,543)	(8,028)	(13,393)
Policy charges	(193,583)	(2,723)	(35,335)	(187,916)	(26,273)
Contract terminations:
Surrender benefits	(301,677)	(2,121)	(43,266)	(104,140)	(29,908)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(331,834)	101,359	(40,408)	(134,245)	147,120

Net assets at beginning of year	4,708,582	51,366	978,428	3,447,719	780,097

Net assets at end of year	$4,413,830	$148,969	$851,703	$3,330,921	$801,426

Accumulation unit activity

Units outstanding at beginning of year	4,861,644	52,636	659,579	2,762,854	772,130
Contract purchase payments	420,965	5,433	61,750	213,509	72,661
Net transfers(1)	(437,448)	104,788	(34,297)	(45,702)	114,814
Transfers for policy loans	(34,343)	(958)	(9,947)	(6,439)	(14,663)
Policy charges	(193,159)	(2,798)	(24,494)	(150,958)	(26,456)
Contract terminations:
Surrender benefits	(273,109)	(2,246)	(29,577)	(83,361)	(28,351)
Death benefits	—	—	—	—	—

Units outstanding at end of year	4,344,550	156,855	623,014	2,689,903	890,135

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2011 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$25,306	$(2,974)	$29,425	$(54,609)	$5,438
Net realized gain (loss) on sales of investments	6,816	64,883	(26,779)	465,906	(51,768)
Distributions from capital gains	—	—	—	11,895	3,557
Net change in unrealized appreciation or depreciation of investments	(25,489)	(168,613)	24,435	(1,278,275)	(282,881)

Net increase (decrease) in net assets resulting from operations	6,633	(106,704)	27,081	(855,083)	(325,654)

Contract transactions

Contract purchase payments	84,860	245,726	326,253	396,908	122,506
Net transfers(1)	305,710	52,843	(366,072)	(679,628)	(139,727)
Transfers for policy loans	(1,576)	(30,877)	(9,169)	(58,961)	(6,329)
Policy charges	(24,366)	(99,604)	(186,810)	(292,651)	(63,027)
Contract terminations:
Surrender benefits	(39,733)	(95,348)	(427,801)	(578,453)	(202,665)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	324,895	72,740	(663,599)	(1,212,785)	(289,242)

Net assets at beginning of year	523,872	2,688,750	4,411,532	8,309,393	1,989,982

Net assets at end of year	$855,400	$2,654,786	$3,775,014	$6,241,525	$1,375,086

Accumulation unit activity

Units outstanding at beginning of year	475,240	2,812,401	4,260,300	3,484,730	1,678,650
Contract purchase payments	75,846	255,041	303,787	175,930	106,373
Net transfers(1)	246,141	(50,757)	(584,832)	(161,349)	(176,430)
Transfers for policy loans	(1,192)	(30,807)	(8,556)	(25,922)	(5,822)
Policy charges	(21,718)	(103,028)	(175,093)	(129,916)	(54,755)
Contract terminations:
Surrender benefits	(33,241)	(98,325)	(400,042)	(254,823)	(174,736)
Death benefits	—	—	—	—	—

Units outstanding at end of year	741,076	2,784,525	3,395,564	3,088,650	1,373,280

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  39

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 2	Cl 2	Inst	Inst

Operations

Investment income (loss) — net	$171,716	$(4,356)	$22,976	$(8,721)	$(273)
Net realized gain (loss) on sales of investments	(281,218)	33,709	(10,333)	10,576	15,207
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(48,130)	(126,187)	(43,830)	(409,138)	(11,014)

Net increase (decrease) in net assets resulting from operations	(157,632)	(96,834)	(31,187)	(407,283)	3,920

Contract transactions

Contract purchase payments	268,231	176,638	182,955	467,493	27,069
Net transfers(1)	(222,853)	(202,604)	(151,827)	(621,041)	(16,981)
Transfers for policy loans	(11,064)	(6,482)	(7,763)	(26,783)	467
Policy charges	(106,055)	(80,317)	(49,500)	(199,456)	(15,018)
Contract terminations:
Surrender benefits	(107,756)	(59,781)	(34,951)	(205,680)	(21,109)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(179,497)	(172,546)	(61,086)	(585,467)	(25,572)

Net assets at beginning of year	2,588,095	2,277,513	1,587,216	5,957,633	540,915

Net assets at end of year	$2,250,966	$2,008,133	$1,494,943	$4,964,883	$519,263

Accumulation unit activity

Units outstanding at beginning of year	1,479,122	991,867	1,126,693	2,480,661	363,306
Contract purchase payments	154,796	80,180	129,774	200,313	17,510
Net transfers(1)	(121,486)	(69,680)	(109,757)	(181,426)	(18,216)
Transfers for policy loans	(6,113)	(2,258)	(5,361)	(10,064)	332
Policy charges	(61,296)	(36,634)	(35,242)	(86,197)	(9,823)
Contract terminations:
Surrender benefits	(63,155)	(26,078)	(24,901)	(87,164)	(13,914)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,381,868	937,397	1,081,206	2,316,123	339,195

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	GS VIT	Invesco VI	Invesco VI	Invesco	Invesco
	Structd U.S. Eq,	Core Eq,	Div Divd,	VI Intl Gro,	VI Tech,
Period ended Dec. 31, 2011 (continued)	Inst	Ser I	Ser I(2)	Ser II	Ser I

Operations

Investment income (loss) — net	$15,437	$6,537	$(2,161)	$3,251	$(2,026)
Net realized gain (loss) on sales of investments	(32,867)	278,875	(7,566)	70,182	14,513
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	73,490	(361,094)	(25,195)	(148,970)	(33,441)

Net increase (decrease) in net assets resulting from operations	56,060	(75,682)	(34,922)	(75,537)	(20,954)

Contract transactions

Contract purchase payments	162,462	761,950	19,625	75,698	33,399
Net transfers(1)	(98,839)	(524,266)	374,386	16,117	70,221
Transfers for policy loans	(8,856)	(48,529)	1,936	(5,463)	(6,729)
Policy charges	(71,075)	(607,357)	(13,403)	(27,482)	(17,528)
Contract terminations:
Surrender benefits	(57,711)	(727,362)	(10,948)	(58,864)	(7,979)
Death benefits	—	(16,444)	—	—	—

Increase (decrease) from contract transactions	(74,019)	(1,162,008)	371,596	6	71,384

Net assets at beginning of year	1,768,148	11,709,070	—	964,697	250,773

Net assets at end of year	$1,750,189	$10,471,380	$336,674	$889,166	$301,203

Accumulation unit activity

Units outstanding at beginning of year	1,947,102	6,250,640	—	1,055,297	168,410
Contract purchase payments	171,427	402,660	21,619	79,178	22,501
Net transfers(1)	(224,512)	(212,271)	369,848	(134,868)	40,271
Transfers for policy loans	(10,184)	(24,684)	2,138	(5,938)	(4,547)
Policy charges	(73,986)	(320,547)	(14,779)	(28,153)	(11,669)
Contract terminations:
Surrender benefits	(61,370)	(380,503)	(11,914)	(55,708)	(4,843)
Death benefits	—	(8,389)	—	—	—

Units outstanding at end of year	1,748,477	5,706,906	366,912	909,808	210,123

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  41

Statements of Changes in Net Assets

	Invesco VI	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Comstock,	Enterprise,	Global Tech,	Janus,	Overseas,
Year ended Dec. 31, 2011 (continued)	Ser II	Serv	Serv	Serv	Serv

Operations

Investment income (loss) — net	$1,348	$(4,051)	$(11,375)	$(2,365)	$(23,902)
Net realized gain (loss) on sales of investments	9,738	82,466	69,123	11,499	208,985
Distributions from capital gains	—	—	—	—	48,495
Net change in unrealized appreciation or depreciation of investments	(17,868)	(88,118)	(183,322)	(41,867)	(2,073,063)

Net increase (decrease) in net assets resulting from operations	(6,782)	(9,703)	(125,574)	(32,733)	(1,839,485)

Contract transactions

Contract purchase payments	24,605	31,112	99,925	43,862	337,854
Net transfers(1)	(19,653)	(34,250)	55,037	24,238	(512,480)
Transfers for policy loans	(3,572)	(11,391)	(3,549)	(4,260)	(33,237)
Policy charges	(7,002)	(16,344)	(52,285)	(20,192)	(151,304)
Contract terminations:
Surrender benefits	(11,103)	(46,380)	(44,632)	(16,759)	(242,913)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(16,725)	(77,253)	54,496	26,889	(602,080)

Net assets at beginning of year	243,596	528,602	1,269,313	517,779	5,958,359

Net assets at end of year	$220,089	$441,646	$1,198,235	$511,935	$3,516,794

Accumulation unit activity

Units outstanding at beginning of year	286,911	609,764	1,878,703	547,606	2,887,803
Contract purchase payments	28,432	30,584	145,975	47,417	189,020
Net transfers(1)	(27,572)	(183,825)	(73,020)	15,461	(341,255)
Transfers for policy loans	(3,972)	(12,075)	(6,120)	(4,057)	(17,569)
Policy charges	(8,038)	(16,740)	(74,648)	(21,416)	(85,047)
Contract terminations:
Surrender benefits	(12,653)	(32,938)	(41,761)	(17,627)	(138,415)
Death benefits	—	—	—	—	—

Units outstanding at end of year	263,108	394,770	1,829,129	567,384	2,494,537

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2011 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Operations

Investment income (loss) — net	$(11,363)	$(14,553)	$27,425	$4,804	$(1,771)
Net realized gain (loss) on sales of investments	157,127	114,493	17,392	3,647	9,855
Distributions from capital gains	—	206,368	—	—	128
Net change in unrealized appreciation or depreciation of investments	(153,548)	(480,122)	22,441	(30,419)	(36,718)

Net increase (decrease) in net assets resulting from operations	(7,784)	(173,814)	67,258	(21,968)	(28,506)

Contract transactions

Contract purchase payments	139,369	89,311	114,021	17,665	20,477
Net transfers(1)	(60,039)	(34,605)	24,885	9,739	65,473
Transfers for policy loans	(32,495)	(24,621)	(9,705)	(2,737)	(476)
Policy charges	(58,309)	(58,584)	(54,779)	(8,425)	(14,769)
Contract terminations:
Surrender benefits	(43,343)	(122,363)	(52,004)	(5,628)	(15,437)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(54,817)	(150,862)	22,418	10,614	55,268

Net assets at beginning of year	1,910,781	1,710,498	1,208,108	203,883	245,582

Net assets at end of year	$1,848,180	$1,385,822	$1,297,784	$192,529	$272,344

Accumulation unit activity

Units outstanding at beginning of year	2,474,772	1,286,240	474,699	250,216	209,903
Contract purchase payments	171,863	64,857	44,018	22,201	17,244
Net transfers(1)	(377,336)	(130,651)	27,945	(1,949)	42,673
Transfers for policy loans	(38,904)	(17,163)	(3,678)	(3,270)	(452)
Policy charges	(70,115)	(42,501)	(21,127)	(10,560)	(12,072)
Contract terminations:
Surrender benefits	(52,221)	(76,757)	(19,803)	(6,569)	(13,019)
Death benefits	—	—	—	—	—

Units outstanding at end of year	2,108,059	1,084,025	502,054	250,069	244,277

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  43

Statements of Changes in Net Assets

		Oppen Global
	Oppen	Strategic	Oppen Main	PIMCO	Put VT
	Global VA,	Inc VA,	St Sm Cap VA,	VIT All Asset,	Global Hlth Care,
Year ended Dec. 31, 2011 (continued)	Serv	Srv	Serv	Advisor Cl	Cl IB

Operations

Investment income (loss) — net	$1,071	$59,701	$(1,519)	$188,545	$5,360
Net realized gain (loss) on sales of investments	7,934	43,465	13,180	29,383	1,748
Distributions from capital gains	—	37,684	—	—	—
Net change in unrealized appreciation or depreciation of investments	(63,451)	(141,272)	(20,066)	(188,851)	(12,632)

Net increase (decrease) in net assets resulting from operations	(54,446)	(422)	(8,405)	29,077	(5,524)

Contract transactions

Contract purchase payments	53,725	172,394	53,893	178,581	26,698
Net transfers(1)	(28,508)	(207,524)	(5,513)	560,675	25,214
Transfers for policy loans	(48)	(29,345)	2,004	(17,593)	(1,234)
Policy charges	(12,802)	(95,163)	(10,478)	(109,848)	(14,285)
Contract terminations:
Surrender benefits	(1,537)	(82,167)	(2,210)	(263,062)	(12,853)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	10,830	(241,805)	37,696	348,753	23,540

Net assets at beginning of year	590,211	3,130,523	273,419	2,587,100	197,210

Net assets at end of year	$546,595	$2,888,296	$302,710	$2,964,930	$215,226

Accumulation unit activity

Units outstanding at beginning of year	562,224	2,444,572	274,894	2,188,491	146,194
Contract purchase payments	51,778	131,894	54,325	145,869	19,636
Net transfers(1)	(32,034)	(166,930)	(8,991)	429,724	17,916
Transfers for policy loans	(2,173)	(22,422)	2,097	(14,805)	(859)
Policy charges	(12,330)	(73,082)	(10,542)	(90,485)	(10,426)
Contract terminations:
Surrender benefits	(1,527)	(62,882)	(2,362)	(214,151)	(9,302)
Death benefits	—	—	—	—	—

Units outstanding at end of year	565,938	2,251,150	309,421	2,444,643	163,159

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Put VT	Royce
	Hi Yield,	Intl Eq,	Multi-Cap Gro,	Multi-Cap Gro,	Micro-Cap,
Year ended Dec. 31, 2011 (continued)	Cl IB	Cl IB	Cl IA	Cl IB	Invest Cl

Operations

Investment income (loss) — net	$52,222	$2,884	$(35,592)	$(1,635)	$55,138
Net realized gain (loss) on sales of investments	(5,045)	(5,093)	(123,118)	36,828	176,547
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(40,747)	(19,013)	(230,295)	(53,941)	(736,666)

Net increase (decrease) in net assets resulting from operations	6,430	(21,222)	(389,005)	(18,748)	(504,981)

Contract transactions

Contract purchase payments	34,135	11,551	536,818	28,625	204,533
Net transfers(1)	(71,927)	(13,767)	(332,998)	(33,304)	(239,538)
Transfers for policy loans	(262)	(1,489)	(34,720)	(2,861)	(47,013)
Policy charges	(27,232)	(2,727)	(399,094)	(13,605)	(158,490)
Contract terminations:
Surrender benefits	(20,530)	(1,095)	(492,630)	(13,969)	(189,170)
Death benefits	—	—	(5,174)	—	—

Increase (decrease) from contract transactions	(85,816)	(7,527)	(727,798)	(35,114)	(429,678)

Net assets at beginning of year	755,094	127,966	7,574,319	351,678	4,243,883

Net assets at end of year	$675,708	$99,217	$6,457,516	$297,816	$3,309,224

Accumulation unit activity

Units outstanding at beginning of year	394,847	84,572	5,154,867	311,031	1,458,261
Contract purchase payments	17,829	8,611	366,511	25,170	74,963
Net transfers(1)	(26,985)	(10,117)	(248,676)	(29,570)	(24,312)
Transfers for policy loans	(49)	(974)	(24,669)	(2,305)	(17,110)
Policy charges	(14,191)	(1,917)	(273,692)	(12,195)	(58,172)
Contract terminations:
Surrender benefits	(10,492)	(637)	(329,490)	(13,103)	(66,762)
Death benefits	—	—	(3,348)	—	—

Units outstanding at end of year	360,959	79,538	4,641,503	279,028	1,366,868

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  45

Statements of Changes in Net Assets

	Third	VP	VP	VP BR Gl	VP
	Ave	Aggr,	Aggr,	Infl Prot Sec,	Conserv,
Year ended Dec. 31, 2011 (continued)	Val	Cl 2	Cl 4	Cl 3	Cl 2

Operations

Investment income (loss) — net	$29,113	$(21,004)	$(134,451)	$70,291	$(3,470)
Net realized gain (loss) on sales of investments	(369,558)	11,978	315,633	(2,060)	4,521
Distributions from capital gains	—	—	—	13,844	—
Net change in unrealized appreciation or depreciation of investments	(411,527)	(142,950)	(792,536)	14,743	2,952

Net increase (decrease) in net assets resulting from operations	(751,972)	(151,976)	(611,354)	96,818	4,003

Contract transactions

Contract purchase payments	231,071	496,423	1,746,329	89,225	138,921
Net transfers(1)	(277,259)	1,474,569	(454,640)	114,394	468,383
Transfers for policy loans	(10,877)	(45,274)	(47,768)	(12,923)	(10,346)
Policy charges	(119,322)	(68,081)	(439,084)	(35,538)	(61,071)
Contract terminations:
Surrender benefits	(175,601)	(80,020)	(796,621)	(26,272)	(136,061)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	(351,988)	1,777,617	8,216	128,886	399,826

Net assets at beginning of year	3,612,064	1,415,605	14,675,357	979,260	157,834

Net assets at end of year	$2,508,104	$3,041,246	$14,072,219	$1,204,964	$561,663

Accumulation unit activity

Units outstanding at beginning of year	1,761,747	1,261,807	13,081,226	819,428	150,977
Contract purchase payments	123,546	457,890	1,558,009	72,300	130,651
Net transfers(1)	(104,105)	1,274,101	(448,024)	100,006	437,024
Transfers for policy loans	(5,543)	(38,872)	(46,186)	(10,317)	(9,615)
Policy charges	(64,121)	(61,996)	(393,223)	(28,711)	(57,500)
Contract terminations:
Surrender benefits	(96,236)	(70,885)	(719,094)	(21,201)	(126,598)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,615,288	2,822,045	13,032,708	931,505	524,939

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Conserv,	Mod,	Mod,	Mod Aggr,	Mod Aggr,
Year ended Dec. 31, 2011 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(16,601)	$(61,595)	$(338,750)	$(48,833)	$(398,740)
Net realized gain (loss) on sales of investments	68,955	33,082	668,103	6,387	809,090
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,760	(86,190)	(507,016)	(151,623)	(1,646,099)

Net increase (decrease) in net assets resulting from operations	56,114	(114,703)	(177,663)	(194,069)	(1,235,749)

Contract transactions

Contract purchase payments	181,855	1,431,856	3,671,628	1,755,413	5,715,840
Net transfers(1)	69,132	5,400,240	1,041,705	3,035,173	(2,910,152)
Transfers for policy loans	(289)	(122,532)	(671,656)	(6,433)	(138,521)
Policy charges	(102,205)	(329,663)	(1,653,349)	(251,403)	(1,423,583)
Contract terminations:
Surrender benefits	(42,323)	(325,341)	(2,163,860)	(165,996)	(1,318,241)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	106,170	6,054,560	224,468	4,366,754	(74,657)

Net assets at beginning of year	2,025,153	4,127,076	38,031,590	3,455,110	44,226,231

Net assets at end of year	$2,187,437	$10,066,933	$38,078,395	$7,627,795	$42,915,825

Accumulation unit activity

Units outstanding at beginning of year	1,937,189	3,772,456	34,762,792	3,107,244	39,738,987
Contract purchase payments	171,356	1,306,806	3,326,983	1,599,427	5,120,864
Net transfers(1)	71,270	4,892,321	982,671	2,688,180	(2,851,347)
Transfers for policy loans	(272)	(112,599)	(622,156)	(546)	(134,155)
Policy charges	(96,312)	(300,722)	(1,500,792)	(227,547)	(1,278,571)
Contract terminations:
Surrender benefits	(39,440)	(300,467)	(1,970,665)	(146,723)	(1,189,499)
Death benefits	—	—	—	—	—

Units outstanding at end of year	2,043,791	9,257,795	34,978,833	7,020,035	39,406,279

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  47

Statements of Changes in Net Assets

	VP	VP	VP Ptnrs	VP Sit	VP Vty
	Mod Conserv,	Mod Conserv,	Sm Cap Val,	Divd Gro,	Estb Val,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 4	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(11,448)	$(55,101)	$(5,787)	$(3,360)	$(1,254)
Net realized gain (loss) on sales of investments	5,777	232,671	17,819	8,418	5,254
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,243)	(65,498)	(47,755)	(23,358)	(14,446)

Net increase (decrease) in net assets resulting from operations	(12,914)	112,072	(35,723)	(18,300)	(10,446)

Contract transactions

Contract purchase payments	194,266	497,180	68,759	37,795	10,731
Net transfers(1)	1,050,532	(1,137,357)	(38,677)	42,645	(9,577)
Transfers for policy loans	(13,398)	15,774	(14,831)	(3,967)	(185)
Policy charges	(92,222)	(385,841)	(20,533)	(7,481)	(2,881)
Contract terminations:
Surrender benefits	(28,874)	400,267	(19,830)	(9,280)	(2,513)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	1,110,304	(609,977)	(25,112)	59,712	(4,425)

Net assets at beginning of year	597,292	7,210,750	667,290	348,455	136,884

Net assets at end of year	$1,694,682	$6,712,845	$606,455	$389,867	$122,013

Accumulation unit activity

Units outstanding at beginning of year	558,191	6,731,314	357,963	410,075	120,370
Contract purchase payments	180,173	458,650	38,046	44,941	9,561
Net transfers(1)	954,091	(1,025,747)	(21,878)	27,707	(10,426)
Transfers for policy loans	(12,653)	14,706	(8,229)	(3,747)	(158)
Policy charges	(85,269)	(355,843)	(11,280)	(8,637)	(2,560)
Contract terminations:
Surrender benefits	(26,942)	374,165	(10,922)	(10,746)	(2,132)
Death benefits	—	—	—	—	—

Units outstanding at end of year	1,567,591	6,197,245	343,700	459,593	114,655

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Statements of Changes in Net Assets

			WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Wanger	Intl Eq,	Opp,	Sm Cap Gro,
Year ended Dec. 31, 2011 (continued)	Intl	USA	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$202,022	$(49,736)	$(9,387)	$(3,879)	$(5,784)
Net realized gain (loss) on sales of investments	(202,429)	74,288	104,099	7,037	13,693
Distributions from capital gains	127,338	507,598	54,544	—	—
Net change in unrealized appreciation or depreciation of investments	(937,406)	(764,089)	(319,059)	9,029	(45,091)

Net increase (decrease) in net assets resulting from operations	(810,475)	(231,939)	(169,803)	12,187	(37,182)

Contract transactions

Contract purchase payments	406,814	470,162	95,386	53,850	66,451
Net transfers(1)	(310,521)	(335,889)	(159,117)	609,544	(57,158)
Transfers for policy loans	(108,449)	(54,211)	(15,885)	(2,967)	(5,510)
Policy charges	(183,418)	(223,131)	(41,281)	(16,174)	(21,242)
Contract terminations:
Surrender benefits	(213,284)	(292,806)	(68,512)	(13,872)	(21,989)
Death benefits	(3,121)	—	—	—	—

Increase (decrease) from contract transactions	(411,979)	(435,875)	(189,409)	630,381	(39,448)

Net assets at beginning of year	5,562,804	5,652,064	1,376,670	247,482	680,562

Net assets at end of year	$4,340,350	$4,984,250	$1,017,458	$890,050	$603,932

Accumulation unit activity

Units outstanding at beginning of year	2,611,928	2,815,042	924,031	139,525	322,069
Contract purchase payments	200,121	231,637	66,438	32,241	32,444
Net transfers(1)	(142,020)	(156,445)	(112,507)	382,002	(28,299)
Transfers for policy loans	(53,831)	(26,673)	(11,489)	(1,626)	(2,733)
Policy charges	(90,528)	(110,482)	(28,939)	(9,616)	(10,437)
Contract terminations:
Surrender benefits	(106,398)	(143,105)	(47,800)	(7,949)	(10,883)
Death benefits	(1,450)	—	—	—	—

Units outstanding at end of year	2,417,822	2,609,974	789,734	534,577	302,161

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  49

Notes to Financial Statements

1.	ORGANIZATION
RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Variable Second-To-Die Life Insurance (V2D-NY) policies issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through V2D-NY polices and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under V2D-NY policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. These financial statements are of the Divisions of the Account offered through V2D-NY.

Division	Fund

AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Val, Cl I	American Century VP Value, Class I
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversifed Equity Income Fund (Class 3))
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 3))
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Inc, Cl 2	Columbia Variable Portfolio – High Income Fund (Class 2)(1)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate Securities Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value Securities Fund – Class 2
FTVIPT Mutual Shares Sec, Cl 2	FTVIPT Mutual Shares Securities Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Structd Sm Cap Eq, Inst	Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares
GS VIT Structd U.S. Eq, Inst	Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares(2) (previously Invesco Van Kampen V.I. American Franchise Fund, Series I Shares)
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares (previously Invesco Van Kampen V.I. Comstock Fund, Series II Shares)

50  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

Division	Fund

Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares(3) (previously Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares)
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Oppenheimer Main Street Small- & Mid-Cap Fund®/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previousy Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 3))
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio – Davis New York Venture Fund (Class 3))
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 3))
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2(4)
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.
(2)	Invesco V.I. Capital Appreciation Fund, Series I Shares merged into Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco V.I. American Franchise Fund, Series I Shares.
(3)	Invesco V.I. Capital Development Fund, Series I Shares merged into Invesco V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.
(4)	Wells Fargo Advantage VT Core Equity Fund – Class 2 merged into Wells Fargo Advantage VT Opportunity Fund – Class 2 on Aug. 26, 2011.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the policy.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  51

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2012.

Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2013. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
For V2D-NY policies, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered throughV2D-NY policies.

4.	POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a death benefit guarantee charge.

Additional information can be found in the product prospectus.

52  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

5.	SURRENDER CHARGES
RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2012 were as follows:

Division	Purchases

AB VPS Gro & Inc, Cl B	$203,809
AB VPS Intl Val, Cl B	401,972
AB VPS Lg Cap Gro, Cl B	59,327
AC VP Intl, Cl I	200,604
AC VP Val, Cl I	621,198
Calvert VP SRI Bal	41,479
Col VP Bal, Cl 3	547,524
Col VP Cash Mgmt, Cl 3	1,107,220
Col VP Div Bond, Cl 3	2,512,432
Col VP Divd Opp, Cl 3	901,382
Col VP Emer Mkts, Cl 3	455,530
Col VP Global Bond, Cl 3	422,852
Col VP Hi Inc, Cl 2	156,228
Col VP Hi Yield Bond, Cl 3	737,503
Col VP Inc Opp, Cl 3	367,665
Col VP Intl Opp, Cl 3	302,043
Col VP Lg Cap Gro, Cl 3	183,007
Col VP Lg Core Quan, Cl 3	1,131,259
Col VP Mid Cap Gro Opp, Cl 3	102,794
Col VP Mid Cap Val Opp, Cl 3	112,580
Col VP S&P 500, Cl 3	1,080,009
Col VP Select Lg Cap Val, Cl 3	69,303
Col VP Select Sm Cap Val, Cl 3	159,523
Col VP US Govt Mtge, Cl 3	607,324
CS Commodity Return	151,064
EV VT Floating-Rate Inc	321,147
Fid VIP Contrafund, Serv Cl 2	486,457
Fid VIP Gro & Inc, Serv Cl	758,758
Fid VIP Mid Cap, Serv Cl	1,486,214
Fid VIP Overseas, Serv Cl	330,747
FTVIPT Frank Global Real Est, Cl 2	425,114
FTVIPT Frank Sm Cap Val, Cl 2	226,448
FTVIPT Mutual Shares Sec, Cl 2	172,127
GS VIT Mid Cap Val, Inst	628,181
GS VIT Structd Sm Cap Eq, Inst	90,157
GS VIT Structd U.S. Eq, Inst	251,743
Invesco VI Core Eq, Ser I	573,802
Invesco VI Div Divd, Ser I	121,659
Invesco VI Intl Gro, Ser II	227,368
Invesco VI Tech, Ser I	98,772
Invesco VI Am Fran, Ser I	613,637
Invesco VI Comstock, Ser II	44,343
Invesco VI Mid Cap Gro, Ser I	371,763
Janus Aspen Enterprise, Serv	106,233
Janus Aspen Global Tech, Serv	157,500
Janus Aspen Janus, Serv	95,268
Janus Aspen Overseas, Serv	858,997
MFS Inv Gro Stock, Serv Cl	382,125
MFS New Dis, Serv Cl	427,451
MFS Utilities, Serv Cl	277,576
MS UIF Global Real Est, Cl II	63,521
MS UIF Mid Cap Gro, Cl II	122,233
Oppen Global VA, Serv	150,426
Oppen Global Strategic Inc VA, Srv	639,841
Oppen Main St Sm Cap VA, Serv	118,238
PIMCO VIT All Asset, Advisor Cl	836,683
Put VT Global Hlth Care, Cl IB	127,906
Put VT Hi Yield, Cl IB	207,253
Put VT Intl Eq, Cl IB	22,678
Put VT Multi-Cap Gro, Cl IA	260,771
Put VT Multi-Cap Gro, Cl IB	95,880
Royce Micro-Cap, Invest Cl	681,720
Third Ave Val	493,859
VP Aggr, Cl 2	1,422,776
VP Aggr, Cl 4	2,128,545
VP BR Gl Infl Prot Sec, Cl 3	332,077
VP Conserv, Cl 2	476,838
VP Conserv, Cl 4	1,548,470
VP Mod, Cl 2	6,318,942
VP Mod, Cl 4	5,052,706
VP Mod Aggr, Cl 2	4,775,956
VP Mod Aggr, Cl 4	5,336,042
VP Mod Conserv, Cl 2	993,393
VP Mod Conserv, Cl 4	1,144,119
VP Ptnrs Sm Cap Val, Cl 3	103,553
VP Sit Divd Gro, Cl 3	72,916
VP Vty Estb Val, Cl 3	30,873
Wanger Intl	1,105,529
Wanger USA	860,512
WF Adv VT Intl Eq, Cl 2	262,409
WF Adv VT Opp, Cl 2	112,528
WF Adv VT Sm Cap Gro, Cl 2	133,422

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  53

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl I

0.00%	$—	$—	$0.98	$—	$—
0.45%	1.73	1.47	1.76	1.76	1.68
0.90%	1.47	1.35	1.04	1.08	1.91

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Bal	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$0.99	$—	$—	$—
0.45%	1.64	1.70	0.98	1.39	1.75
0.90%	1.16	1.19	1.09	1.68	1.77

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Inc,	Hi Yield Bond,	Inc Opp,
Subaccount	Cl 3	Cl 3	Cl 2	Cl 3	Cl 3

0.00%	$—	$—	$1.02	$—	$—
0.45%	2.18	1.33	1.86	2.02	1.83
0.90%	3.08	1.97	1.53	2.21	1.63

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Mid Cap Gro Opp,	Mid Cap Val Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$—	$—	$—	$—
0.45%	1.66	1.94	1.91	2.04	1.99
0.90%	0.85	0.70	0.86	1.50	1.11

	Col VP	Col VP	Col VP	Col VP	CS
	S&P 500,	Select Lg Cap Val,	Select Sm Cap Val,	US Govt Mtge,	Commodity
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Return

0.00%	$0.99	$—	$—	$—	$—
0.45%	1.82	1.93	2.06	1.10	1.25
0.90%	1.12	1.11	1.57	1.26	0.85

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.00%	$—	$0.99	$—	$—	$—
0.45%	1.61	1.91	1.89	1.92	1.60
0.90%	1.19	1.06	1.22	2.40	1.16

	FTVIPT Frank	FTVIPT Frank	FTVIPT Mutual	GS VIT	GS VIT Structd
	Global Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,	Sm Cap Eq,
Subaccount	Cl 2	Cl 2	Cl 2	Inst	Inst

0.00%	$—	$1.06	$1.00	$—	$—
0.45%	1.97	2.08	1.65	1.93	2.10
0.90%	2.07	2.57	1.56	2.62	1.66

	GS VIT Structd	Invesco	Invesco VI	Invesco	Invesco
	U.S. Eq,	VI Core Eq,	Div Divd,	VI Intl Gro,	VI Tech,
Subaccount	Inst	Ser I	Ser I	Ser II	Ser I

0.00%	$—	$—	$—	$—	$—
0.45%	1.75	1.70	1.09	1.72	2.08
0.90%	1.06	2.09	1.08	0.96	1.54

54  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Am Fran,	Comstock,	Mid Cap Gro,	Enterprise,	Global Tech,
Subaccount	Ser I	Ser II	Ser I	Serv	Serv

0.00%	$—	$—	$—	$—	$—
0.45%	0.97	1.91	0.98	2.18	2.19
0.90%	0.97	0.97	0.98	0.98	0.72

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Subaccount	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

0.00%	$1.00	$—	$—	$—	$0.99
0.45%	1.79	1.77	1.91	2.57	1.85
0.90%	1.04	1.55	0.89	1.41	3.01

				Oppen Global
	MS UIF	MS UIF	Oppen	Strategic	Oppen Main
	Global Real Est,	Mid Cap Gro,	Global VA,	Inc VA,	St Sm Cap VA,
Subaccount	Cl II	Cl II	Serv	Srv	Serv

0.00%	$—	$1.02	$1.05	$—	$1.03
0.45%	2.32	2.20	1.92	1.54	2.14
0.90%	0.93	1.16	1.14	1.43	1.12

	PIMCO	Put VT	Put VT	Put VT	Put VT
	VIT All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

0.00%	$1.02	$—	$—	$—	$—
0.45%	1.65	1.54	1.91	1.56	1.82
0.90%	1.36	1.60	2.22	1.50	1.61

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	$—	$—	$—	$1.01	$—
0.45%	1.24	2.06	1.78	1.23	1.23
0.90%	1.23	2.71	2.02	1.21	1.22

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

0.00%	$—	$1.00	$—	$1.01	$—
0.45%	1.28	1.15	1.15	1.21	1.21
0.90%	1.36	1.14	1.14	1.19	1.20

	VP		VP		VP Ptnrs
	Mod Aggr,	VP	Mod Conserv,	VP	Sm Cap Val,
Subaccount	Cl 2	Mod Aggr, Cl 4	Cl 2	Mod Conserv, Cl 4	Cl 3

0.00%	$1.01	$—	$1.01	$—	$—
0.45%	1.22	1.23	1.18	1.18	1.98
0.90%	1.21	1.21	1.16	1.17	1.99

	VP	VP			WF Adv
	Sit Divd Gro,	Vty Estb Val,	Wanger	Wanger	VT Intl Eq,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.00%	$—	$—	$—	$—	$—
0.45%	1.72	1.93	2.06	2.14	1.47
0.90%	0.89	1.22	2.17	2.28	1.45

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  55

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Subaccount	Cl 2	Cl 2

0.00%	$1.03	$0.96
0.45%	2.08	2.20
0.90%	1.90	2.14

The following is a summary of units outstanding at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl I

0.00%	—	—	—	—	—
0.45%	1,462	150,529	25,525	176,790	574,313
0.90%	786,084	2,117,555	59,082	528,612	1,298,767

Total	787,546	2,268,084	84,607	705,402	1,873,080

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Bal	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	—	—	—	—	—
0.45%	48,437	472,765	703,446	1,193,385	768,669
0.90%	217,017	10,884,124	2,759,212	5,714,199	5,630,427

Total	265,454	11,356,889	3,462,658	6,907,584	6,399,096

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Inc,	Hi Yield Bond,	Inc Opp,
Subaccount	Cl 3	Cl 3	Cl 2	Cl 3	Cl 3

0.00%	—	—	—	—	—
0.45%	209,091	250,870	14,480	187,911	64,394
0.90%	828,618	1,263,573	294,908	1,432,651	520,166

Total	1,037,709	1,514,443	309,388	1,620,562	584,560

				Col VP	Col VP
	Col VP	Col VP	Col VP	Mid Cap Gro	Mid Cap Val
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Opp,	Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	—	—	—	—	—
0.45%	158,987	133,712	918,172	64,410	17,455
0.90%	7,634,890	1,836,786	20,962,370	245,420	263,953

Total	7,793,877	1,970,498	21,880,542	309,830	281,408

	Col VP	Col VP	Col VP	Col VP	CS
	S&P 500,	Select Lg Cap Val,	Select Sm Cap Val,	US Govt Mtge,	Commodity
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Return

0.00%	—	—	—	—	—
0.45%	457,281	29,695	63,749	356,009	89,755
0.90%	3,410,050	79,756	425,561	1,899,872	685,325

Total	3,867,331	109,451	489,310	2,255,881	775,080

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.00%	—	—	—	—	—
0.45%	123,089	211,719	661,789	1,008,778	241,708
0.90%	702,869	2,323,657	1,926,408	1,614,488	795,931

Total	825,958	2,535,376	2,588,197	2,623,266	1,037,639

56  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT	GS VIT
	Global Real Est,	Sm Cap Val,	Mutual Shares	Mid Cap Val,	Structd Sm Cap
Subaccount	Cl 2	Cl 2	Sec, Cl 2	Inst	Eq, Inst

0.00%	—	—	—	—	—
0.45%	218,394	141,222	38,732	451,220	64,703
0.90%	1,087,815	698,045	942,061	1,604,148	125,181

Total	1,306,209	839,267	980,793	2,055,368	189,884

	GS VIT	Invesco	Invesco VI	Invesco	Invesco
	Structd U.S.	VI Core Eq,	Div Divd,	VI Intl Gro,	VI Tech,
Subaccount	Eq, Inst	Ser I	Ser I	Ser II	Ser I

0.00%	—	—	—	—	—
0.45%	224,442	472,129	28,022	208,381	10,197
0.90%	1,336,615	4,692,218	276,157	592,442	197,265

Total	1,561,057	5,164,347	304,179	800,823	207,462

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Am Fran,	Comstock,	Mid Cap Gro,	Enterprise,	Global
Subaccount	Ser I	Ser II	Ser I	Serv	Tech, Serv

0.00%	—	—	—	—	—
0.45%	216,386	11,659	119,402	124,036	94,302
0.90%	184,777	239,448	207,427	198,283	1,165,105

Total	401,163	251,107	326,829	322,319	1,259,407

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Subaccount	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

0.00%	—	—	—	—	—
0.45%	39,276	496,611	273,696	170,968	79,958
0.90%	408,328	1,589,468	1,559,542	774,788	410,967

Total	447,604	2,086,079	1,833,238	945,756	490,925

				Oppen Global
	MS UIF	MS UIF	Oppen	Strategic	Oppen
	Global Real Est,	Mid Cap Gro,	Global VA,	Inc VA,	Main St Sm Cap
Subaccount	Cl II	Cl II	Serv	Srv	VA, Serv

0.00%	—	—	—	—	—
0.45%	11,778	19,389	16,319	236,213	7,514
0.90%	268,699	187,036	493,811	1,936,015	304,132

Total	280,477	206,425	510,130	2,172,228	311,646

	PIMCO	Put VT	Put VT	Put VT	Put VT
	VIT All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

0.00%	—	—	—	—	—
0.45%	252,591	12,059	87,113	5,456	213,439
0.90%	2,325,517	200,838	223,387	67,698	4,067,142

Total	2,578,108	212,897	310,500	73,154	4,280,581

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	—	—	—	2,553	—
0.45%	182,572	475,572	596,641	299,967	1,082,258
0.90%	106,345	723,368	860,113	3,217,128	11,411,945

Total	288,917	1,198,940	1,456,754	3,519,648	12,494,203

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  57

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

0.00%	—	—	—	—	—
0.45%	100,791	76,771	69,473	1,148,260	3,057,316
0.90%	732,552	729,674	2,657,276	11,560,262	30,709,029

Total	833,343	806,445	2,726,749	12,708,522	33,766,345

	VP	VP	VP	VP	VP Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

0.00%	2,631	—	—	—	—
0.45%	951,792	5,581,121	217,990	675,224	13,539
0.90%	9,182,562	33,763,216	1,936,192	4,974,853	292,358

Total	10,136,985	39,344,337	2,154,182	5,650,077	305,897

	VP	VP			WF Adv
	Sit Divd Gro,	Vty Estb Val,	Wanger	Wanger	VT Intl Eq,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.00%	—	—	—	—	—
0.45%	17,934	10,553	299,074	374,424	183,956
0.90%	400,756	67,714	1,855,526	1,977,516	506,028

Total	418,690	78,267	2,154,600	2,351,940	689,984

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Subaccount	Cl 2	Cl 2

0.00%	—	—
0.45%	38,460	15,760
0.90%	412,106	250,354

Total	450,566	266,114

The following is a summary of net assets at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AC VP	AC VP
	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,	Val,
Subaccount	Cl B	Cl B	Cl B	Cl I	Cl I

0.00%	$—	$—	$126	$—	$—
0.45%	2,533	220,960	44,880	310,217	966,352
0.90%	1,158,743	2,847,890	61,194	572,730	2,477,914

Total	$1,161,276	$3,068,850	$106,200	$882,947	$3,444,266

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,
Subaccount	Bal	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$10	$—	$—	$—
0.45%	79,395	805,859	692,095	1,659,430	1,345,362
0.90%	251,791	12,916,293	3,014,263	9,602,687	9,985,157

Total	$331,186	$13,722,162	$3,706,358	$11,262,117	$11,330,519

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Hi Inc,	Hi Yield Bond,	Inc Opp,
Subaccount	Cl 3	Cl 3	Cl 2	Cl 3	Cl 3

0.00%	$—	$—	$77	$—	$—
0.45%	456,177	334,544	26,992	378,646	117,977
0.90%	2,555,603	2,491,610	451,744	3,167,347	846,588

Total	$3,011,780	$2,826,154	$478,813	$3,545,993	$964,565

58  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Core Quan,	Mid Cap Gro Opp,	Mid Cap Val Opp,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.00%	$—	$—	$—	$—	$—
0.45%	263,429	259,403	1,756,499	131,514	34,694
0.90%	6,510,646	1,278,117	18,066,978	367,985	292,265

Total	$6,774,075	$1,537,520	$19,823,477	$499,499	$326,959

	Col VP	Col VP	Col VP	Col VP	CS
	S&P 500,	Select Lg Cap Val,	Select Sm Cap Val,	US Govt Mtge,	Commodity
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Return

0.00%	$10	$—	$—	$—	$—
0.45%	831,003	57,334	131,114	390,224	111,880
0.90%	3,807,547	88,823	667,876	2,399,587	581,250

Total	$4,638,560	$146,157	$798,990	$2,789,811	$693,130

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Subaccount	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

0.00%	$—	$101	$—	$—	$—
0.45%	198,226	405,150	1,250,452	1,933,124	386,295
0.90%	832,891	2,462,795	2,355,398	3,875,405	924,119

Total	$1,031,117	$2,868,046	$3,605,850	$5,808,529	$1,310,414

	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT	GS VIT
	Global Real Est,	Sm Cap Val,	Mutual Shares	Mid Cap Val,	Structd Sm Cap
Subaccount	Cl 2	Cl 2	Sec, Cl 2	Inst	Eq, Inst

0.00%	$—	$79	$77	$—	$—
0.45%	429,369	294,418	63,931	872,604	135,671
0.90%	2,247,692	1,793,601	1,473,470	4,197,078	207,984

Total	$2,677,061	$2,088,098	$1,537,478	$5,069,682	$343,655

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Structd U.S.	Core Eq,	Div Divd,	Intl Gro,	Tech,
Subaccount	Eq, Inst	Ser I	Ser I	Ser II	Ser I

0.00%	$—	$—	$—	$—	$—
0.45%	391,809	802,083	30,479	359,157	21,247
0.90%	1,416,313	9,829,223	298,117	568,932	304,632

Total	$1,808,122	$10,631,306	$328,596	$928,089	$325,879

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Am Fran,	Comstock,	Mid Cap Gro,	Enterprise,	Global
Subaccount	Ser I	Ser II	Ser I	Serv	Tech, Serv

0.00%	$—	$—	$—	$—	$—
0.45%	210,336	22,277	116,915	270,952	206,770
0.90%	179,063	232,202	202,416	193,695	841,281

Total	$389,399	$254,479	$319,331	$464,647	$1,048,051

	Janus Aspen	Janus Aspen	MFS	MFS	MFS
	Janus,	Overseas,	Inv Gro Stock,	New Dis,	Utilities,
Subaccount	Serv	Serv	Serv Cl	Serv Cl	Serv Cl

0.00%	$102	$—	$—	$—	$104
0.45%	70,334	880,401	522,025	439,251	148,198
0.90%	423,433	2,465,511	1,384,947	1,094,351	1,238,481

Total	$493,869	$3,345,912	$1,906,972	$1,533,602	$1,386,783

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  59

	MS UIF	MS UIF	Oppen	Oppen	Oppen
	Global Real Est,	Mid Cap Gro,	Global VA,	Global Strategic Inc	Main St Sm Cap
Subaccount	Cl II	Cl II	Serv	VA, Srv	VA, Serv

0.00%	$—	$78	$131	$—	$78
0.45%	27,323	42,665	31,393	363,137	16,066
0.90%	250,780	216,269	563,197	2,772,942	341,192

Total	$278,103	$259,012	$594,721	$3,136,079	$357,336

	PIMCO	Put VT	Put VT	Put VT	Put VT
	VIT All Asset,	Global Hlth Care,	Hi Yield,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Cl IB	Cl IB	Cl IB	Cl IA

0.00%	$77	$—	$—	$—	$—
0.45%	415,594	18,617	166,025	8,506	387,967
0.90%	3,158,346	321,350	495,243	101,793	6,535,410

Total	$3,574,017	$339,967	$661,268	$110,299	$6,923,377

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.00%	$—	$—	$—	$2,584	$—
0.45%	226,946	979,078	1,063,148	368,679	1,332,276
0.90%	130,848	1,957,643	1,736,778	3,905,792	13,875,947

Total	$357,794	$2,936,721	$2,799,926	$4,277,055	$15,208,223

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

0.00%	$—	$10	$—	$10	$—
0.45%	129,461	88,364	79,962	1,388,609	3,699,997
0.90%	999,095	829,585	3,021,266	13,807,968	36,710,175

Total	$1,128,556	$917,959	$3,101,228	$15,196,587	$40,410,172

	VP	VP	VP	VP	VP Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

0.00%	$2,661	$—	$10	$—	$—
0.45%	1,164,178	6,837,339	256,936	797,882	26,855
0.90%	11,093,344	40,856,140	2,254,182	5,806,536	580,222

Total	$12,260,183	$47,693,479	$2,511,128	$6,604,418	$607,077

	VP	VP			WF Adv
	Sit Divd Gro,	Vty Estb Val,	Wanger	Wanger	VT Intl Eq,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.00%	$—	$—	$—	$—	$—
0.45%	30,823	20,404	617,179	801,816	270,703
0.90%	356,968	82,715	4,028,239	4,516,539	731,754

Total	$387,791	$103,119	$4,645,418	$5,318,355	$1,002,457

	WF Adv VT	WF Adv VT
	Opp,	Sm Cap Gro,
Subaccount	Cl 2	Cl 2

0.00%	$78	$78
0.45%	80,130	34,650
0.90%	783,114	534,604

Total	$863,322	$569,332

60  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Gro & Inc, Cl B
2012	788	$1.73	to	$1.47	$1,161	1.27%	0.45%	to	0.90%	16.72%		to	16.19%
2011	911	$1.48	to	$1.27	$1,158	1.08%	0.45%	to	0.90%	5.60%		to	5.12%
2010	969	$1.41	to	$1.21	$1,169	—	0.45%	to	0.90%	12.29%		to	11.79%
2009	1,121	$1.25	to	$1.08	$1,210	3.63%	0.45%	to	0.90%	23.96%	(5)	to	19.27%
2008	1,051	$0.91	to	$0.91	$951	1.79%	0.90%	to	0.90%	(41.23%	)	to	(41.23%	)

AB VPS Intl Val, Cl B
2012	2,268	$1.47	to	$1.35	$3,069	1.41%	0.45%	to	0.90%	13.68%		to	13.17%
2011	2,365	$1.29	to	$1.19	$2,821	3.88%	0.45%	to	0.90%	(19.80%	)	to	(20.16%	)
2010	2,393	$1.61	to	$1.49	$3,563	2.45%	0.45%	to	0.90%	3.83%		to	3.37%
2009	4,117	$1.55	to	$1.44	$5,929	1.14%	0.45%	to	0.90%	56.91%	(5)	to	33.15%
2008	3,148	$1.08	to	$1.08	$3,404	0.82%	0.90%	to	0.90%	(53.70%	)	to	(53.70%	)

AB VPS Lg Cap Gro, Cl B
2012	85	$0.98	to	$1.04	$106	0.03%	0.00%	to	0.90%	2.15%	(11)	to	15.08%
2011	85	$1.52	to	$0.90	$91	0.09%	0.45%	to	0.90%	(3.71%	)	to	(4.14%	)
2010	88	$1.58	to	$0.94	$83	0.35%	0.45%	to	0.90%	9.34%		to	8.85%
2009	142	$1.44	to	$0.86	$123	—	0.45%	to	0.90%	42.62%	(5)	to	35.88%
2008	101	$0.63	to	$0.63	$64	—	0.90%	to	0.90%	(40.36%	)	to	(40.36%	)

AC VP Intl, Cl I
2012	705	$1.76	to	$1.08	$883	0.83%	0.45%	to	0.90%	20.62%		to	20.07%
2011	803	$1.46	to	$0.90	$788	1.40%	0.45%	to	0.90%	(12.44%	)	to	(12.83%	)
2010	926	$1.66	to	$1.04	$962	2.57%	0.45%	to	0.90%	12.79%		to	12.28%
2009	1,254	$1.47	to	$0.92	$1,156	2.08%	0.45%	to	0.90%	48.72%	(5)	to	32.57%
2008	1,452	$0.70	to	$0.70	$1,010	0.92%	0.90%	to	0.90%	(45.32%	)	to	(45.32%	)

AC VP Val, Cl I
2012	1,873	$1.68	to	$1.91	$3,444	1.90%	0.45%	to	0.90%	14.06%		to	13.55%
2011	2,112	$1.48	to	$1.68	$3,477	2.03%	0.45%	to	0.90%	0.56%		to	0.11%
2010	2,284	$1.47	to	$1.68	$3,833	2.19%	0.45%	to	0.90%	12.92%		to	12.41%
2009	2,628	$1.30	to	$1.49	$3,924	5.75%	0.45%	to	0.90%	29.91%	(5)	to	18.79%
2008	2,985	$1.26	to	$1.26	$3,752	2.65%	0.90%	to	0.90%	(27.43%	)	to	(27.43%	)

Calvert VP SRI Bal
2012	265	$1.64	to	$1.16	$331	1.15%	0.45%	to	0.90%	10.01%		to	9.52%
2011	325	$1.49	to	$1.06	$361	1.26%	0.45%	to	0.90%	4.10%		to	3.63%
2010	364	$1.43	to	$1.02	$383	1.32%	0.45%	to	0.90%	11.60%		to	11.09%
2009	418	$1.28	to	$0.92	$384	1.85%	0.45%	to	0.90%	27.63%	(5)	to	24.17%
2008	540	$0.74	to	$0.74	$400	2.38%	0.90%	to	0.90%	(31.94%	)	to	(31.94%	)

Col VP Bal, Cl 3
2012	11,357	$0.99	to	$1.19	$13,722	—	0.00%	to	0.90%	2.47%	(11)	to	13.23%
2011	12,590	$1.50	to	$1.05	$13,337	—	0.45%	to	0.90%	1.93%		to	1.47%
2010	14,247	$1.47	to	$1.03	$14,718	—	0.45%	to	0.90%	12.03%		to	11.52%
2009	16,348	$1.31	to	$0.93	$15,142	—	0.45%	to	0.90%	30.33%	(5)	to	23.11%
2008	19,230	$0.75	to	$0.75	$14,467	0.25%	0.90%	to	0.90%	(30.54%	)	to	(30.54%	)

Col VP Cash Mgmt, Cl 3
2012	3,463	$0.98	to	$1.09	$3,706	0.01%	0.45%	to	0.90%	(0.44%	)	to	(0.88%	)
2011	4,270	$0.99	to	$1.10	$4,624	0.01%	0.45%	to	0.90%	(0.44%	)	to	(0.89%	)
2010	4,118	$0.99	to	$1.11	$4,581	0.01%	0.45%	to	0.90%	(0.44%	)	to	(0.89%	)
2009	5,369	$1.00	to	$1.12	$6,026	0.07%	0.45%	to	0.90%	(0.30%	)(5)	to	(0.74%	)
2008	7,983	$1.13	to	$1.13	$9,024	2.26%	0.90%	to	0.90%	1.35%		to	1.35%

Col VP Div Bond, Cl 3
2012	6,908	$1.39	to	$1.68	$11,262	3.84%	0.45%	to	0.90%	7.09%		to	6.59%
2011	7,135	$1.30	to	$1.58	$11,053	4.52%	0.45%	to	0.90%	6.21%		to	5.72%
2010	7,560	$1.22	to	$1.49	$11,272	4.02%	0.45%	to	0.90%	7.84%		to	7.35%
2009	16,785	$1.13	to	$1.39	$23,317	4.01%	0.45%	to	0.90%	13.38%	(5)	to	13.40%
2008	14,554	$1.23	to	$1.23	$17,830	0.41%	0.90%	to	0.90%	(7.15%	)	to	(7.15%	)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  61

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Divd Opp, Cl 3
2012	6,399	$1.75	to	$1.77	$11,331	—	0.45%	to	0.90%	13.48%		to	12.96%
2011	7,359	$1.54	to	$1.57	$11,540	—	0.45%	to	0.90%	(5.43%	)	to	(5.86%	)
2010	8,131	$1.63	to	$1.67	$13,561	—	0.45%	to	0.90%	16.31%		to	15.78%
2009	13,915	$1.40	to	$1.44	$20,042	—	0.45%	to	0.90%	39.18%	(5)	to	26.32%
2008	14,276	$1.14	to	$1.14	$16,279	0.08%	0.90%	to	0.90%	(41.00%	)	to	(41.00%	)

Col VP Emer Mkts, Cl 3
2012	1,038	$2.18	to	$3.08	$3,012	0.40%	0.45%	to	0.90%	20.05%		to	19.50%
2011	1,053	$1.82	to	$2.58	$2,623	1.14%	0.45%	to	0.90%	(21.37%	)	to	(21.73%	)
2010	1,086	$2.31	to	$3.30	$3,580	1.54%	0.45%	to	0.90%	19.22%		to	18.68%
2009	1,859	$1.94	to	$2.78	$5,164	0.36%	0.45%	to	0.90%	93.74%	(5)	to	72.52%
2008	2,006	$1.61	to	$1.61	$3,231	0.70%	0.90%	to	0.90%	(54.12%	)	to	(54.12%	)

Col VP Global Bond, Cl 3
2012	1,514	$1.33	to	$1.97	$2,826	2.65%	0.45%	to	0.90%	5.91%		to	5.42%
2011	1,640	$1.26	to	$1.87	$2,963	2.89%	0.45%	to	0.90%	4.32%		to	3.84%
2010	1,659	$1.21	to	$1.80	$2,984	3.94%	0.45%	to	0.90%	6.11%		to	5.63%
2009	3,799	$1.14	to	$1.71	$6,477	1.81%	0.45%	to	0.90%	13.99%	(5)	to	10.38%
2008	3,493	$1.54	to	$1.54	$5,396	7.32%	0.90%	to	0.90%	(1.33%	)	to	(1.33%	)

Col VP Hi Inc, Cl 2
2012	309	$1.02	to	$1.53	$479	6.69%	0.00%	to	0.90%	2.89%	(11)	to	13.96%
2011	295	$1.63	to	$1.34	$398	6.86%	0.45%	to	0.90%	6.04%		to	5.56%
2010	323	$1.54	to	$1.27	$412	7.87%	0.45%	to	0.90%	11.40%		to	10.90%
2009	355	$1.38	to	$1.15	$407	10.80%	0.45%	to	0.90%	38.00%	(5)	to	42.62%
2008	219	$0.80	to	$0.80	$176	10.58%	0.90%	to	0.90%	(25.43%	)	to	(25.43%	)

Col VP Hi Yield Bond, Cl 3
2012	1,621	$2.02	to	$2.21	$3,546	7.19%	0.45%	to	0.90%	15.22%		to	14.69%
2011	1,789	$1.75	to	$1.93	$3,425	8.31%	0.45%	to	0.90%	5.21%		to	4.72%
2010	1,927	$1.66	to	$1.84	$3,546	9.15%	0.45%	to	0.90%	13.45%		to	12.94%
2009	2,312	$1.47	to	$1.63	$3,769	10.39%	0.45%	to	0.90%	48.29%	(5)	to	52.47%
2008	2,371	$1.07	to	$1.07	$2,535	0.32%	0.90%	to	0.90%	(25.85%	)	to	(25.85%	)

Col VP Inc Opp, Cl 3
2012	585	$1.83	to	$1.63	$965	6.40%	0.45%	to	0.90%	14.29%		to	13.76%
2011	479	$1.60	to	$1.43	$689	9.09%	0.45%	to	0.90%	5.79%		to	5.31%
2010	483	$1.52	to	$1.36	$656	3.11%	0.45%	to	0.90%	12.55%		to	12.03%
2009	4,065	$1.35	to	$1.21	$4,929	4.99%	0.45%	to	0.90%	34.82%	(5)	to	41.12%
2008	2,138	$0.86	to	$0.86	$1,837	0.06%	0.90%	to	0.90%	(19.54%	)	to	(19.54%	)

Col VP Intl Opp, Cl 3
2012	7,794	$1.66	to	$0.85	$6,774	1.56%	0.45%	to	0.90%	17.18%		to	16.64%
2011	8,829	$1.41	to	$0.73	$6,545	1.33%	0.45%	to	0.90%	(12.80%	)	to	(13.20%	)
2010	10,001	$1.62	to	$0.84	$8,438	1.42%	0.45%	to	0.90%	13.39%		to	12.87%
2009	11,407	$1.43	to	$0.75	$8,513	1.57%	0.45%	to	0.90%	44.19%	(5)	to	26.40%
2008	13,515	$0.59	to	$0.59	$7,980	2.34%	0.90%	to	0.90%	(40.97%	)	to	(40.97%	)

Col VP Lg Cap Gro, Cl 3
2012	1,970	$1.94	to	$0.70	$1,538	—	0.45%	to	0.90%	19.62%		to	19.07%
2011	2,360	$1.62	to	$0.58	$1,482	—	0.45%	to	0.90%	(3.66%	)	to	(4.09%	)
2010	2,792	$1.68	to	$0.61	$1,703	—	0.45%	to	0.90%	16.64%		to	16.11%
2009	2,923	$1.44	to	$0.52	$1,534	—	0.45%	to	0.90%	42.81%	(5)	to	35.76%
2008	10,135	$0.39	to	$0.39	$3,917	0.20%	0.90%	to	0.90%	(44.84%	)	to	(44.84%	)

Col VP Lg Core Quan, Cl 3
2012	21,881	$1.91	to	$0.86	$19,823	—	0.45%	to	0.90%	13.36%		to	12.84%
2011	24,534	$1.69	to	$0.76	$19,343	—	0.45%	to	0.90%	4.76%		to	4.28%
2010	28,233	$1.61	to	$0.73	$20,699	—	0.45%	to	0.90%	16.81%		to	16.28%
2009	31,890	$1.38	to	$0.63	$20,086	—	0.45%	to	0.90%	36.80%	(5)	to	23.04%
2008	36,252	$0.51	to	$0.51	$18,558	0.23%	0.90%	to	0.90%	(42.68%	)	to	(42.68%	)

Col VP Mid Cap Gro Opp, Cl 3
2012	310	$2.04	to	$1.50	$499	—	0.45%	to	0.90%	10.77%		to	10.26%
2011	363	$1.84	to	$1.36	$519	—	0.45%	to	0.90%	(15.45%	)	to	(15.83%	)
2010	405	$2.18	to	$1.62	$655	—	0.45%	to	0.90%	25.72%		to	25.15%
2009	584	$1.73	to	$1.29	$754	—	0.45%	to	0.90%	70.03%	(5)	to	61.94%
2008	385	$0.80	to	$0.80	$307	0.02%	0.90%	to	0.90%	(45.34%	)	to	(45.34%	)

62  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Mid Cap Val Opp, Cl 3
2012	281	$1.99	to	$1.11	$327	—	0.45%	to	0.90%	17.93%		to	17.39%
2011	230	$1.69	to	$0.94	$223	—	0.45%	to	0.90%	(8.90%	)	to	(9.32%	)
2010	273	$1.85	to	$1.04	$284	—	0.45%	to	0.90%	21.97%		to	21.41%
2009	298	$1.52	to	$0.86	$255	—	0.45%	to	0.90%	49.83%	(5)	to	39.68%
2008	322	$0.61	to	$0.61	$197	—	0.90%	to	0.90%	(45.60%	)	to	(45.60%	)

Col VP S&P 500, Cl 3
2012	3,867	$0.99	to	$1.12	$4,639	—	0.00%	to	0.90%	3.16%	(11)	to	14.50%
2011	4,345	$1.58	to	$0.98	$4,414	—	0.45%	to	0.90%	1.17%		to	0.71%
2010	4,862	$1.56	to	$0.97	$4,709	—	0.45%	to	0.90%	14.19%		to	13.67%
2009	5,286	$1.37	to	$0.85	$4,503	—	0.45%	to	0.90%	36.77%	(5)	to	24.87%
2008	5,257	$0.68	to	$0.68	$3,586	0.08%	0.90%	to	0.90%	(37.66%	)	to	(37.66%	)

Col VP Select Lg Cap Val, Cl 3
2012	109	$1.93	to	$1.11	$146	—	0.45%	to	0.90%	17.95%		to	17.41%
2011	157	$1.64	to	$0.95	$149	—	0.45%	to	0.90%	(2.13%	)	to	(2.58%	)
2010	53	$1.67	to	$0.97	$51	—	0.45%	to	0.90%	19.99%		to	19.44%
2009	53	$1.39	to	$0.82	$43	—	0.45%	to	0.90%	37.30%	(5)	to	25.00%
2008	67	$0.65	to	$0.65	$44	0.05%	0.90%	to	0.90%	(40.00%	)	to	(40.00%	)

Col VP Select Sm Cap Val, Cl 3
2012	489	$2.06	to	$1.57	$799	—	0.45%	to	0.90%	17.23%		to	16.70%
2011	623	$1.75	to	$1.34	$852	—	0.45%	to	0.90%	(8.92%	)	to	(9.34%	)
2010	660	$1.93	to	$1.48	$978	—	0.45%	to	0.90%	26.23%		to	25.66%
2009	663	$1.53	to	$1.18	$783	—	0.45%	to	0.90%	52.13%	(5)	to	38.56%
2008	807	$0.85	to	$0.85	$688	—	0.90%	to	0.90%	(39.15%	)	to	(39.15%	)

Col VP US Govt Mtge, Cl 3
2012	2,256	$1.10	to	$1.26	$2,790	0.94%	0.45%	to	0.90%	1.18%		to	0.70%
2011	2,690	$1.08	to	$1.25	$3,331	0.91%	0.45%	to	0.90%	0.93%		to	0.47%
2010	2,763	$1.07	to	$1.25	$3,448	0.90%	0.45%	to	0.90%	2.55%		to	2.08%
2009	3,379	$1.05	to	$1.22	$4,132	2.98%	0.45%	to	0.90%	4.67%	(5)	to	4.58%
2008	2,710	$1.17	to	$1.17	$3,168	0.15%	0.90%	to	0.90%	(3.51%	)	to	(3.51%	)

CS Commodity Return
2012	775	$1.25	to	$0.85	$693	—	0.45%	to	0.90%	(2.53%	)	to	(2.98%	)
2011	890	$1.28	to	$0.87	$801	2.51%	0.45%	to	0.90%	(13.04%	)	to	(13.43%	)
2010	772	$1.47	to	$1.01	$780	6.78%	0.45%	to	0.90%	16.14%		to	15.62%
2009	771	$1.27	to	$0.87	$674	12.83%	0.45%	to	0.90%	23.31%	(5)	to	18.40%
2008	526	$0.74	to	$0.74	$388	1.49%	0.90%	to	0.90%	(34.33%	)	to	(34.33%	)

EV VT Floating-Rate Inc
2012	826	$1.61	to	$1.19	$1,031	4.19%	0.45%	to	0.90%	6.84%		to	6.36%
2011	741	$1.51	to	$1.11	$855	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
2010	475	$1.48	to	$1.10	$524	4.17%	0.45%	to	0.90%	8.63%		to	8.15%
2009	2,701	$1.36	to	$1.01	$2,740	4.76%	0.45%	to	0.90%	35.91%	(5)	to	43.02%
2008	1,484	$0.71	to	$0.71	$1,052	5.81%	0.90%	to	0.90%	(27.80%	)	to	(27.80%	)

Fid VIP Contrafund, Serv Cl 2
2012	2,535	$0.99	to	$1.06	$2,868	1.12%	0.00%	to	0.90%	3.00%	(11)	to	15.10%
2011	2,785	$1.66	to	$0.92	$2,655	0.79%	0.45%	to	0.90%	(3.22%	)	to	(3.65%	)
2010	2,812	$1.71	to	$0.96	$2,689	0.90%	0.45%	to	0.90%	16.39%		to	15.88%
2009	4,392	$1.47	to	$0.82	$3,623	0.98%	0.45%	to	0.90%	45.16%	(5)	to	34.25%
2008	6,712	$0.61	to	$0.61	$4,124	1.26%	0.90%	to	0.90%	(43.21%	)	to	(43.21%	)

Fid VIP Gro & Inc, Serv Cl
2012	2,588	$1.89	to	$1.22	$3,606	2.01%	0.45%	to	0.90%	17.87%		to	17.34%
2011	3,396	$1.60	to	$1.04	$3,775	1.58%	0.45%	to	0.90%	1.12%		to	0.66%
2010	4,260	$1.59	to	$1.04	$4,412	0.59%	0.45%	to	0.90%	14.15%		to	13.64%
2009	5,008	$1.39	to	$0.91	$4,562	0.98%	0.45%	to	0.90%	37.33%	(5)	to	26.02%
2008	5,789	$0.72	to	$0.72	$4,185	1.02%	0.90%	to	0.90%	(42.30%	)	to	(42.30%	)

Fid VIP Mid Cap, Serv Cl
2012	2,623	$1.92	to	$2.40	$5,809	0.48%	0.45%	to	0.90%	14.23%		to	13.72%
2011	3,089	$1.68	to	$2.11	$6,242	0.14%	0.45%	to	0.90%	(11.12%	)	to	(11.51%	)
2010	3,485	$1.89	to	$2.39	$8,309	0.24%	0.45%	to	0.90%	28.12%		to	27.55%
2009	4,605	$1.47	to	$1.87	$8,613	0.57%	0.45%	to	0.90%	47.48%	(5)	to	38.76%
2008	5,539	$1.35	to	$1.35	$7,464	0.35%	0.90%	to	0.90%	(40.05%	)	to	(40.05%	)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  63

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Overseas, Serv Cl
2012	1,038	$1.60	to	$1.16	$1,310	1.75%	0.45%	to	0.90%	20.00%		to	19.46%
2011	1,373	$1.33	to	$0.97	$1,375	1.19%	0.45%	to	0.90%	(17.60%	)	to	(17.97%	)
2010	1,679	$1.62	to	$1.18	$1,990	1.29%	0.45%	to	0.90%	12.48%		to	11.98%
2009	1,860	$1.44	to	$1.06	$1,968	2.03%	0.45%	to	0.90%	45.20%	(5)	to	25.31%
2008	2,176	$0.84	to	$0.84	$1,837	2.25%	0.90%	to	0.90%	(44.37%	)	to	(44.37%	)

FTVIPT Frank Global Real Est, Cl 2
2012	1,306	$1.97	to	$2.07	$2,677	—	0.45%	to	0.90%	26.84%		to	26.27%
2011	1,382	$1.55	to	$1.64	$2,251	7.75%	0.45%	to	0.90%	(6.08%	)	to	(6.50%	)
2010	1,479	$1.65	to	$1.75	$2,588	2.84%	0.45%	to	0.90%	20.42%		to	19.89%
2009	1,630	$1.37	to	$1.46	$2,379	13.01%	0.45%	to	0.90%	36.46%	(5)	to	18.02%
2008	1,727	$1.24	to	$1.24	$2,137	1.02%	0.90%	to	0.90%	(42.91%	)	to	(42.91%	)

FTVIPT Frank Sm Cap Val, Cl 2
2012	839	$1.06	to	$2.57	$2,088	0.78%	0.00%	to	0.90%	8.77%	(11)	to	17.32%
2011	937	$1.77	to	$2.19	$2,008	0.69%	0.45%	to	0.90%	(4.19%	)	to	(4.62%	)
2010	992	$1.85	to	$2.30	$2,278	0.75%	0.45%	to	0.90%	27.65%		to	27.07%
2009	1,039	$1.45	to	$1.81	$1,878	1.65%	0.45%	to	0.90%	44.49%	(5)	to	28.00%
2008	1,135	$1.41	to	$1.41	$1,602	1.11%	0.90%	to	0.90%	(33.62%	)	to	(33.62%	)

FTVIPT Mutual Shares Sec, Cl 2
2012	981	$1.00	to	$1.56	$1,537	2.01%	0.00%	to	0.90%	3.61%	(11)	to	13.22%
2011	1,081	$1.45	to	$1.38	$1,495	2.37%	0.45%	to	0.90%	(1.49%	)	to	(1.93%	)
2010	1,127	$1.47	to	$1.41	$1,587	1.60%	0.45%	to	0.90%	10.70%		to	10.20%
2009	1,056	$1.33	to	$1.28	$1,350	2.05%	0.45%	to	0.90%	32.61%	(5)	to	24.92%
2008	996	$1.02	to	$1.02	$1,019	3.08%	0.90%	to	0.90%	(37.67%	)	to	(37.67%	)

GS VIT Mid Cap Val, Inst
2012	2,055	$1.93	to	$2.62	$5,070	1.15%	0.45%	to	0.90%	17.93%		to	17.40%
2011	2,316	$1.64	to	$2.23	$4,965	0.74%	0.45%	to	0.90%	(6.80%	)	to	(7.22%	)
2010	2,481	$1.76	to	$2.40	$5,958	0.60%	0.45%	to	0.90%	24.44%		to	23.88%
2009	3,665	$1.41	to	$1.94	$7,107	1.84%	0.45%	to	0.90%	40.54%	(5)	to	31.96%
2008	3,997	$1.47	to	$1.47	$5,873	1.02%	0.90%	to	0.90%	(37.62%	)	to	(37.62%	)

GS VIT Structd Sm Cap Eq, Inst
2012	190	$2.10	to	$1.66	$344	0.95%	0.45%	to	0.90%	12.32%		to	11.82%
2011	339	$1.87	to	$1.48	$519	0.83%	0.45%	to	0.90%	0.22%		to	(0.23%	)
2010	363	$1.86	to	$1.49	$541	0.56%	0.45%	to	0.90%	29.53%		to	28.95%
2009	409	$1.44	to	$1.15	$472	1.19%	0.45%	to	0.90%	43.14%	(5)	to	26.53%
2008	425	$0.91	to	$0.91	$387	0.64%	0.90%	to	0.90%	(34.62%	)	to	(34.62%	)

GS VIT Structd U.S. Eq, Inst
2012	1,561	$1.75	to	$1.06	$1,808	1.79%	0.45%	to	0.90%	13.94%		to	13.43%
2011	1,748	$1.53	to	$0.93	$1,750	1.75%	0.45%	to	0.90%	3.58%		to	3.11%
2010	1,947	$1.48	to	$0.91	$1,768	1.41%	0.45%	to	0.90%	12.34%		to	11.83%
2009	2,341	$1.32	to	$0.81	$1,896	1.99%	0.45%	to	0.90%	30.79%	(5)	to	20.06%
2008	2,797	$0.67	to	$0.67	$1,887	1.42%	0.90%	to	0.90%	(37.56%	)	to	(37.56%	)

Invesco VI Core Eq, Ser I
2012	5,164	$1.70	to	$2.09	$10,631	0.96%	0.45%	to	0.90%	13.37%		to	12.86%
2011	5,707	$1.50	to	$1.86	$10,471	0.96%	0.45%	to	0.90%	(0.51%	)	to	(0.96%	)
2010	6,251	$1.51	to	$1.87	$11,709	0.96%	0.45%	to	0.90%	9.07%		to	8.57%
2009	7,110	$1.38	to	$1.73	$12,272	1.81%	0.45%	to	0.90%	37.80%	(5)	to	27.15%
2008	8,084	$1.36	to	$1.36	$10,975	2.04%	0.90%	to	0.90%	(30.77%	)	to	(30.77%	)

Invesco VI Div Divd, Ser I
2012	304	$1.09	to	$1.08	$329	1.90%	0.45%	to	0.90%	18.19%		to	17.66%
2011	367	$0.92	to	$0.92	$337	—	0.45%	to	0.90%	(7.97%	)(9)	to	(8.25%	)(9)
2010	—	—		—	—	—	—		—	—			—
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Invesco VI Intl Gro, Ser II
2012	801	$1.72	to	$0.96	$928	1.27%	0.45%	to	0.90%	14.74%		to	14.22%
2011	910	$1.50	to	$0.84	$889	1.16%	0.45%	to	0.90%	(7.41%	)	to	(7.82%	)
2010	1,055	$1.62	to	$0.91	$965	0.64%	0.45%	to	0.90%	12.10%		to	11.60%
2009	6,942	$1.45	to	$0.82	$5,674	1.91%	0.45%	to	0.90%	44.73%	(5)	to	33.70%
2008	2,638	$0.61	to	$0.61	$1,613	0.90%	0.90%	to	0.90%	(41.08%	)	to	(41.08%	)

64  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Tech, Ser I
2012	207	$2.08	to	$1.54	$326	—	0.45%	to	0.90%	10.78%		to	10.28%
2011	210	$1.88	to	$1.40	$301	0.20%	0.45%	to	0.90%	(5.48%	)	to	(5.90%	)
2010	168	$1.99	to	$1.49	$251	—	0.45%	to	0.90%	20.76%		to	20.22%
2009	183	$1.65	to	$1.24	$227	—	0.45%	to	0.90%	61.95%	(5)	to	55.99%
2008	69	$0.79	to	$0.79	$55	—	0.90%	to	0.90%	(45.00%	)	to	(45.00%	)

Invesco VI Am Fran, Ser I
2012	401	$0.97	to	$0.97	$389	—	0.45%	to	0.90%	(2.80%	)(10)	to	(3.09%	)(10)
2011	—	—		—	—	—	—		—	—			—
2010	—	—		—	—	—	—		—	—			—
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Invesco VI Comstock, Ser II
2012	251	$1.91	to	$0.97	$254	1.54%	0.45%	to	0.90%	18.39%		to	17.85%
2011	263	$1.61	to	$0.82	$220	1.48%	0.45%	to	0.90%	(2.55%	)	to	(2.98%	)
2010	287	$1.66	to	$0.85	$244	0.33%	0.45%	to	0.90%	15.17%		to	14.66%
2009	3,178	$1.44	to	$0.74	$2,351	4.54%	0.45%	to	0.90%	43.01%	(5)	to	27.26%
2008	3,406	$0.58	to	$0.58	$1,980	1.33%	0.90%	to	0.90%	(36.38%	)	to	(36.38%	)

Invesco VI Mid Cap Gro, Ser I
2012	327	$0.98	to	$0.98	$319	—	0.45%	to	0.90%	(2.02%	)(10)	to	(2.32%	)(10)
2011	—	—		—	—	—	—		—	—			—
2010	—	—		—	—	—	—		—	—			—
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Janus Aspen Enterprise, Serv
2012	322	$2.18	to	$0.98	$465	—	0.45%	to	0.90%	16.46%		to	15.94%
2011	395	$1.88	to	$0.84	$442	—	0.45%	to	0.90%	(2.09%	)	to	(2.53%	)
2010	610	$1.92	to	$0.86	$529	—	0.45%	to	0.90%	24.96%		to	24.40%
2009	665	$1.53	to	$0.69	$462	—	0.45%	to	0.90%	52.61%	(5)	to	43.15%
2008	805	$0.49	to	$0.49	$391	0.06%	0.90%	to	0.90%	(44.36%	)	to	(44.36%	)

Janus Aspen Global Tech, Serv
2012	1,259	$2.19	to	$0.72	$1,048	—	0.45%	to	0.90%	18.61%		to	18.08%
2011	1,829	$1.85	to	$0.61	$1,198	—	0.45%	to	0.90%	(9.07%	)	to	(9.47%	)
2010	1,879	$2.03	to	$0.68	$1,269	—	0.45%	to	0.90%	23.84%		to	23.28%
2009	2,011	$1.64	to	$0.55	$1,102	—	0.45%	to	0.90%	62.40%	(5)	to	55.49%
2008	1,521	$0.35	to	$0.35	$536	0.09%	0.90%	to	0.90%	(44.47%	)	to	(44.47%	)

Janus Aspen Janus, Serv
2012	448	$1.00	to	$1.04	$494	0.43%	0.00%	to	0.90%	3.73%	(11)	to	17.22%
2011	567	$1.52	to	$0.88	$512	0.44%	0.45%	to	0.90%	(5.96%	)	to	(6.38%	)
2010	548	$1.62	to	$0.95	$518	0.07%	0.45%	to	0.90%	13.74%		to	13.23%
2009	7,009	$1.42	to	$0.83	$5,851	0.40%	0.45%	to	0.90%	40.48%	(5)	to	34.79%
2008	5,662	$0.62	to	$0.62	$3,507	0.72%	0.90%	to	0.90%	(40.41%	)	to	(40.41%	)

Janus Aspen Overseas, Serv
2012	2,086	$1.77	to	$1.55	$3,346	0.60%	0.45%	to	0.90%	12.67%		to	12.16%
2011	2,495	$1.57	to	$1.38	$3,517	0.38%	0.45%	to	0.90%	(32.64%	)	to	(32.94%	)
2010	2,888	$2.34	to	$2.06	$5,958	0.54%	0.45%	to	0.90%	24.46%		to	23.90%
2009	3,449	$1.88	to	$1.66	$5,741	0.41%	0.45%	to	0.90%	85.74%	(5)	to	77.47%
2008	3,779	$0.94	to	$0.94	$3,544	1.09%	0.90%	to	0.90%	(52.66%	)	to	(52.66%	)

MFS Inv Gro Stock, Serv Cl
2012	1,833	$1.91	to	$0.89	$1,907	0.22%	0.45%	to	0.90%	16.16%		to	15.63%
2011	2,108	$1.64	to	$0.77	$1,848	0.26%	0.45%	to	0.90%	(0.08%	)	to	(0.53%	)
2010	2,475	$1.64	to	$0.77	$1,911	0.60%	0.45%	to	0.90%	11.65%		to	11.15%
2009	12,188	$1.47	to	$0.69	$8,466	0.13%	0.45%	to	0.90%	46.08%	(5)	to	37.85%
2008	2,248	$0.50	to	$0.50	$1,133	0.30%	0.90%	to	0.90%	(37.55%	)	to	(37.55%	)

MFS New Dis, Serv Cl
2012	946	$2.57	to	$1.41	$1,534	—	0.45%	to	0.90%	20.35%		to	19.81%
2011	1,084	$2.13	to	$1.18	$1,386	—	0.45%	to	0.90%	(10.90%	)	to	(11.30%	)
2010	1,286	$2.40	to	$1.33	$1,710	—	0.45%	to	0.90%	35.33%		to	34.72%
2009	1,169	$1.77	to	$0.99	$1,153	—	0.45%	to	0.90%	75.37%	(5)	to	61.46%
2008	1,094	$0.61	to	$0.61	$668	—	0.90%	to	0.90%	(40.06%	)	to	(40.06%	)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  65

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

MFS Utilities, Serv Cl
2012	491	$0.99	to	$3.01	$1,387	6.32%	0.00%	to	0.90%	4.44%	(11)	to	12.20%
2011	502	$1.64	to	$2.69	$1,298	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
2010	475	$1.55	to	$2.54	$1,208	3.02%	0.45%	to	0.90%	13.00%		to	12.49%
2009	484	$1.37	to	$2.26	$1,095	4.36%	0.45%	to	0.90%	35.47%	(5)	to	31.68%
2008	394	$1.72	to	$1.72	$677	1.25%	0.90%	to	0.90%	(38.37%	)	to	(38.37%	)

MS UIF Global Real Est, Cl II
2012	280	$2.32	to	$0.93	$278	0.54%	0.45%	to	0.90%	29.36%		to	28.78%
2011	250	$1.79	to	$0.73	$193	3.35%	0.45%	to	0.90%	(10.56%	)	to	(10.96%	)
2010	250	$2.00	to	$0.81	$204	3.47%	0.45%	to	0.90%	21.77%		to	21.22%
2009	1,622	$1.65	to	$0.67	$1,090	0.02%	0.45%	to	0.90%	63.95%	(5)	to	40.15%
2008	1,950	$0.48	to	$0.48	$934	2.99%	0.90%	to	0.90%	(44.84%	)	to	(44.84%	)

MS UIF Mid Cap Gro, Cl II
2012	206	$1.02	to	$1.16	$259	—	0.00%	to	0.90%	5.45%	(11)	to	7.51%
2011	244	$2.04	to	$1.08	$272	0.27%	0.45%	to	0.90%	(7.59%	)	to	(8.00%	)
2010	210	$2.20	to	$1.17	$246	—	0.45%	to	0.90%	31.68%		to	31.09%
2009	152	$1.67	to	$0.89	$136	—	0.45%	to	0.90%	65.91%	(5)	to	55.95%
2008	235	$0.57	to	$0.57	$135	0.83%	0.90%	to	0.90%	(47.29%	)	to	(47.29%	)

Oppen Global VA, Serv
2012	510	$1.05	to	$1.14	$595	2.00%	0.00%	to	0.90%	7.21%	(11)	to	19.86%
2011	566	$1.60	to	$0.95	$547	1.08%	0.45%	to	0.90%	(8.93%	)	to	(9.35%	)
2010	562	$1.75	to	$1.05	$590	0.93%	0.45%	to	0.90%	15.19%		to	14.67%
2009	337	$1.52	to	$0.92	$308	1.88%	0.45%	to	0.90%	52.47%	(5)	to	38.10%
2008	231	$0.66	to	$0.66	$153	1.08%	0.90%	to	0.90%	(40.87%	)	to	(40.87%	)

Oppen Global Strategic Inc VA, Srv
2012	2,172	$1.54	to	$1.43	$3,136	5.62%	0.45%	to	0.90%	12.64%		to	12.13%
2011	2,251	$1.36	to	$1.28	$2,888	2.86%	0.45%	to	0.90%	0.20%		to	(0.25%	)
2010	2,445	$1.36	to	$1.28	$3,131	14.27%	0.45%	to	0.90%	14.26%		to	13.74%
2009	7,085	$1.19	to	$1.13	$7,976	0.22%	0.45%	to	0.90%	19.74%	(5)	to	17.35%
2008	5,686	$0.96	to	$0.96	$5,455	2.99%	0.90%	to	0.90%	(15.25%	)	to	(15.25%	)

Oppen Main St Sm Cap VA, Serv
2012	312	$1.03	to	$1.12	$357	0.35%	0.00%	to	0.90%	6.57%	(11)	to	16.61%
2011	309	$1.83	to	$0.96	$303	0.40%	0.45%	to	0.90%	(2.82%	)	to	(3.26%	)
2010	275	$1.88	to	$0.99	$273	0.44%	0.45%	to	0.90%	22.50%		to	21.95%
2009	296	$1.53	to	$0.82	$242	0.64%	0.45%	to	0.90%	52.02%	(5)	to	35.65%
2008	226	$0.60	to	$0.60	$136	0.27%	0.90%	to	0.90%	(38.56%	)	to	(38.56%	)

PIMCO VIT All Asset, Advisor Cl
2012	2,578	$1.02	to	$1.36	$3,574	4.93%	0.00%	to	0.90%	2.66%	(11)	to	13.78%
2011	2,445	$1.44	to	$1.19	$2,965	7.64%	0.45%	to	0.90%	1.47%		to	1.01%
2010	2,188	$1.42	to	$1.18	$2,587	5.98%	0.45%	to	0.90%	12.50%		to	11.99%
2009	4,921	$1.26	to	$1.06	$5,193	7.35%	0.45%	to	0.90%	25.97%	(5)	to	20.34%
2008	4,390	$0.88	to	$0.88	$3,850	7.52%	0.90%	to	0.90%	(16.67%	)	to	(16.67%	)

Put VT Global Hlth Care, Cl IB
2012	213	$1.54	to	$1.60	$340	1.10%	0.45%	to	0.90%	21.72%		to	21.17%
2011	163	$1.27	to	$1.32	$215	3.38%	0.45%	to	0.90%	(1.62%	)	to	(2.06%	)
2010	146	$1.29	to	$1.35	$197	1.96%	0.45%	to	0.90%	2.01%		to	1.55%
2009	156	$1.26	to	$1.33	$207	10.90%	0.45%	to	0.90%	26.74%	(5)	to	24.87%
2008	159	$1.06	to	$1.06	$169	—	0.90%	to	0.90%	(17.81%	)	to	(17.81%	)

Put VT Hi Yield, Cl IB
2012	311	$1.91	to	$2.22	$661	8.02%	0.45%	to	0.90%	15.49%		to	14.96%
2011	361	$1.65	to	$1.93	$676	7.98%	0.45%	to	0.90%	1.30%		to	0.84%
2010	395	$1.63	to	$1.91	$755	7.93%	0.45%	to	0.90%	13.53%		to	13.02%
2009	499	$1.43	to	$1.69	$845	10.55%	0.45%	to	0.90%	43.77%	(5)	to	48.84%
2008	567	$1.14	to	$1.14	$645	10.03%	0.90%	to	0.90%	(26.73%	)	to	(26.73%	)

Put VT Intl Eq, Cl IB
2012	73	$1.56	to	$1.50	$110	2.21%	0.45%	to	0.90%	21.37%		to	20.82%
2011	80	$1.28	to	$1.24	$99	3.39%	0.45%	to	0.90%	(17.30%	)	to	(17.68%	)
2010	85	$1.55	to	$1.51	$128	3.62%	0.45%	to	0.90%	9.53%		to	9.04%
2009	112	$1.42	to	$1.39	$155	—	0.45%	to	0.90%	42.55%	(5)	to	23.52%
2008	87	$1.12	to	$1.12	$97	2.21%	0.90%	to	0.90%	(44.45%	)	to	(44.45%	)

66  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Put VT Multi-Cap Gro, Cl IA
2012	4,281	$1.82	to	$1.61	$6,923	0.50%	0.45%	to	0.90%	16.56%		to	16.04%
2011	4,642	$1.56	to	$1.38	$6,458	0.40%	0.45%	to	0.90%	(5.30%	)	to	(5.73%	)
2010	5,155	$1.65	to	$1.47	$7,574	0.59%	0.45%	to	0.90%	19.34%		to	18.80%
2009	5,843	$1.38	to	$1.24	$7,225	0.68%	0.45%	to	0.90%	37.02%	(5)	to	31.30%
2008	6,663	$0.94	to	$0.94	$6,276	0.31%	0.90%	to	0.90%	(39.17%	)	to	(39.17%	)

Put VT Multi-Cap Gro, Cl IB
2012	289	$1.24	to	$1.23	$358	0.23%	0.45%	to	0.90%	16.23%		to	15.71%
2011	279	$1.07	to	$1.06	$298	0.26%	0.45%	to	0.90%	(5.51%	)	to	(5.93%	)
2010	311	$1.13	to	$1.13	$352	—	0.45%	to	0.90%	13.18%	(8)	to	13.04%	(8)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

Royce Micro-Cap, Invest Cl
2012	1,199	$2.06	to	$2.71	$2,937	—	0.45%	to	0.90%	7.12%		to	6.64%
2011	1,367	$1.92	to	$2.54	$3,309	2.30%	0.45%	to	0.90%	(12.49%	)	to	(12.89%	)
2010	1,458	$2.20	to	$2.91	$4,244	1.83%	0.45%	to	0.90%	29.38%		to	28.80%
2009	1,689	$1.70	to	$2.26	$3,820	—	0.45%	to	0.90%	69.16%	(5)	to	56.63%
2008	1,947	$1.44	to	$1.44	$2,811	2.29%	0.90%	to	0.90%	(43.78%	)	to	(43.78%	)

Third Ave Val
2012	1,457	$1.78	to	$2.02	$2,800	0.88%	0.45%	to	0.90%	26.76%		to	26.19%
2011	1,615	$1.41	to	$1.60	$2,508	1.78%	0.45%	to	0.90%	(21.66%	)	to	(22.01%	)
2010	1,762	$1.79	to	$2.05	$3,612	3.85%	0.45%	to	0.90%	13.55%		to	13.04%
2009	2,126	$1.58	to	$1.82	$3,858	—	0.45%	to	0.90%	55.77%	(5)	to	44.05%
2008	2,481	$1.26	to	$1.26	$3,126	0.78%	0.90%	to	0.90%	(44.16%	)	to	(44.16%	)

VP Aggr, Cl 2
2012	3,520	$1.01	to	$1.21	$4,277	—	0.00%	to	0.90%	3.67%	(11)	to	12.68%
2011	2,822	$1.09	to	$1.08	$3,041	—	0.45%	to	0.90%	(3.53%	)	to	(3.97%	)
2010	1,262	$1.13	to	$1.12	$1,416	—	0.45%	to	0.90%	13.71%	(7)	to	13.37%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Aggr, Cl 4
2012	12,494	$1.23	to	$1.22	$15,208	—	0.45%	to	0.90%	13.18%		to	12.66%
2011	13,033	$1.09	to	$1.08	$14,072	—	0.45%	to	0.90%	(3.35%	)	to	(3.79%	)
2010	13,081	$1.13	to	$1.12	$14,675	—	0.45%	to	0.90%	13.71%	(7)	to	13.37%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP BR Gl Infl Prot Sec, Cl 3
2012	833	$1.28	to	$1.36	$1,129	4.46%	0.45%	to	0.90%	5.14%		to	4.66%
2011	932	$1.22	to	$1.30	$1,205	7.25%	0.45%	to	0.90%	9.54%		to	9.04%
2010	819	$1.12	to	$1.19	$979	0.78%	0.45%	to	0.90%	3.65%		to	3.19%
2009	5,531	$1.08	to	$1.16	$6,404	10.00%	0.45%	to	0.90%	8.15%	(5)	to	5.88%
2008	2,466	$1.09	to	$1.09	$2,697	2.58%	0.90%	to	0.90%	(0.76%	)	to	(0.76%	)

VP Conserv, Cl 2
2012	806	$1.00	to	$1.14	$918	—	0.00%	to	0.90%	1.04%	(11)	to	6.30%
2011	525	$1.08	to	$1.07	$562	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	151	$1.05	to	$1.05	$158	—	0.45%	to	0.90%	5.63%	(7)	to	5.32%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Conserv, Cl 4
2012	2,727	$1.15	to	$1.14	$3,101	—	0.45%	to	0.90%	6.80%		to	6.30%
2011	2,044	$1.08	to	$1.07	$2,187	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	1,937	$1.05	to	$1.05	$2,025	—	0.45%	to	0.90%	5.63%	(7)	to	5.32%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Mod, Cl 2
2012	12,709	$1.01	to	$1.19	$15,197	—	0.00%	to	0.90%	2.51%	(11)	to	9.87%
2011	9,258	$1.10	to	$1.09	$10,067	—	0.45%	to	0.90%	(0.17%	)	to	(0.63%	)
2010	3,772	$1.10	to	$1.09	$4,127	—	0.45%	to	0.90%	9.89%	(7)	to	9.56%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  67

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Mod, Cl 4
2012	33,766	$1.21	to	$1.20	$40,410	—	0.45%	to	0.90%	10.37%		to	9.86%
2011	34,979	$1.10	to	$1.09	$38,078	—	0.45%	to	0.90%	(0.08%	)	to	(0.54%	)
2010	34,763	$1.10	to	$1.09	$38,032	—	0.45%	to	0.90%	9.89%	(7)	to	9.56%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Mod Aggr, Cl 2
2012	10,137	$1.01	to	$1.21	$12,260	—	0.00%	to	0.90%	3.08%	(11)	to	11.23%
2011	7,020	$1.09	to	$1.09	$7,628	—	0.45%	to	0.90%	(1.87%	)	to	(2.32%	)
2010	3,107	$1.12	to	$1.11	$3,455	—	0.45%	to	0.90%	11.69%	(7)	to	11.35%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Mod Aggr, Cl 4
2012	39,344	$1.23	to	$1.21	$47,693	—	0.45%	to	0.90%	11.72%		to	11.20%
2011	39,406	$1.10	to	$1.09	$42,916	—	0.45%	to	0.90%	(1.78%	)	to	(2.22%	)
2010	39,739	$1.12	to	$1.11	$44,226	—	0.45%	to	0.90%	11.79%	(7)	to	11.45%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Mod Conserv, Cl 2
2012	2,154	$1.01	to	$1.16	$2,511	—	0.00%	to	0.90%	1.70%	(11)	to	7.77%
2011	1,568	$1.09	to	$1.08	$1,695	—	0.45%	to	0.90%	1.41%		to	0.94%
2010	558	$1.07	to	$1.07	$597	—	0.45%	to	0.90%	7.50%	(7)	to	7.17%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Mod Conserv, Cl 4
2012	5,650	$1.18	to	$1.17	$6,604	—	0.45%	to	0.90%	8.34%		to	7.84%
2011	6,197	$1.09	to	$1.08	$6,713	—	0.45%	to	0.90%	1.50%		to	1.03%
2010	6,731	$1.07	to	$1.07	$7,211	—	0.45%	to	0.90%	7.60%	(7)	to	7.27%	(7)
2009	—	—		—	—	—	—		—	—			—
2008	—	—		—	—	—	—		—	—			—

VP Ptnrs Sm Cap Val, Cl 3
2012	306	$1.98	to	$1.99	$607	—	0.45%	to	0.90%	13.00%		to	12.49%
2011	344	$1.76	to	$1.76	$606	—	0.45%	to	0.90%	(4.88%	)	to	(5.31%	)
2010	358	$1.85	to	$1.86	$667	—	0.45%	to	0.90%	23.87%		to	23.31%
2009	2,991	$1.49	to	$1.51	$4,521	—	0.45%	to	0.90%	48.03%	(5)	to	35.33%
2008	2,549	$1.12	to	$1.12	$2,847	0.06%	0.90%	to	0.90%	(32.19%	)	to	(32.19%	)

VP Sit Divd Gro, Cl 3
2012	419	$1.72	to	$0.89	$388	—	0.45%	to	0.90%	10.19%		to	9.68%
2011	460	$1.56	to	$0.81	$390	—	0.45%	to	0.90%	(3.93%	)	to	(4.37%	)
2010	410	$1.62	to	$0.85	$348	—	0.45%	to	0.90%	11.03%		to	10.52%
2009	8,520	$1.46	to	$0.77	$6,550	—	0.45%	to	0.90%	44.68%	(5)	to	30.15%
2008	4,123	$0.59	to	$0.59	$2,435	0.01%	0.90%	to	0.90%	(39.13%	)	to	(39.13%	)

VP Vty Estb Val, Cl 3
2012	78	$1.93	to	$1.22	$103	—	0.45%	to	0.90%	16.50%		to	15.96%
2011	115	$1.66	to	$1.05	$122	—	0.45%	to	0.90%	(6.86%	)	to	(7.28%	)
2010	120	$1.78	to	$1.14	$137	—	0.45%	to	0.90%	21.32%		to	20.77%
2009	77	$1.47	to	$0.94	$73	—	0.45%	to	0.90%	45.45%	(5)	to	35.40%
2008	102	$0.69	to	$0.69	$71	—	0.90%	to	0.90%	(37.25%	)	to	(37.25%	)

Wanger Intl
2012	2,155	$2.06	to	$2.17	$4,645	1.19%	0.45%	to	0.90%	21.02%		to	20.47%
2011	2,418	$1.71	to	$1.80	$4,340	4.81%	0.45%	to	0.90%	(15.00%	)	to	(15.39%	)
2010	2,612	$2.01	to	$2.13	$5,563	2.16%	0.45%	to	0.90%	24.36%		to	23.80%
2009	4,069	$1.61	to	$1.72	$7,000	3.77%	0.45%	to	0.90%	62.35%	(5)	to	48.44%
2008	4,995	$1.16	to	$1.16	$5,789	0.94%	0.90%	to	0.90%	(46.09%	)	to	(46.09%	)

Wanger USA
2012	2,352	$2.14	to	$2.28	$5,318	0.31%	0.45%	to	0.90%	19.48%		to	18.93%
2011	2,610	$1.79	to	$1.92	$4,984	—	0.45%	to	0.90%	(3.92%	)	to	(4.36%	)
2010	2,815	$1.87	to	$2.01	$5,652	—	0.45%	to	0.90%	22.80%		to	22.25%
2009	4,200	$1.52	to	$1.64	$6,898	—	0.45%	to	0.90%	51.36%	(5)	to	40.95%
2008	4,308	$1.17	to	$1.17	$5,019	—	0.90%	to	0.90%	(40.23%	)	to	(40.23%	)

68  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

WF Adv VT Intl Eq, Cl 2
2012	690	$1.47	to	$1.45	$1,002	1.29%	0.45%	to	0.90%	12.97%		to	12.46%
2011	790	$1.30	to	$1.29	$1,017	0.11%	0.45%	to	0.90%	(13.30%	)	to	(13.69%	)
2010	924	$1.50	to	$1.49	$1,377	0.74%	0.45%	to	0.90%	15.98%		to	15.46%
2009	1,101	$1.30	to	$1.29	$1,420	3.82%	0.45%	to	0.90%	30.30%	(6)	to	29.79%	(6)
2008	—	—		—	—	—	—		—	—			—

WF Adv VT Opp, Cl 2
2012	451	$1.03	to	$1.90	$863	0.09%	0.00%	to	0.90%	5.53%	(11)	to	14.48%
2011	535	$1.81	to	$1.66	$890	0.08%	0.45%	to	0.90%	(5.94%	)	to	(6.36%	)
2010	140	$1.93	to	$1.77	$247	0.77%	0.45%	to	0.90%	23.20%		to	22.65%
2009	121	$1.56	to	$1.45	$175	—	0.45%	to	0.90%	55.37%	(5)	to	46.41%
2008	85	$0.99	to	$0.99	$84	2.12%	0.90%	to	0.90%	(40.64%	)	to	(40.64%	)

WF Adv VT Sm Cap Gro, Cl 2
2012	266	$0.96	to	$2.14	$569	—	0.00%	to	0.90%	4.93%	(11)	to	6.90%
2011	302	$2.05	to	$2.00	$604	—	0.45%	to	0.90%	(5.02%	)	to	(5.45%	)
2010	322	$2.16	to	$2.11	$681	—	0.45%	to	0.90%	26.20%		to	25.64%
2009	349	$1.71	to	$1.68	$587	—	0.45%	to	0.90%	70.90%	(5)	to	51.28%
2008	371	$1.11	to	$1.11	$412	—	0.90%	to	0.90%	(41.95%	)	to	(41.95%	)

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on Jan. 23, 2009.
(6)	New subaccount operations commenced on Feb. 13, 2009.
(7)	New subaccount operations commenced on May 7, 2010.
(8)	New subaccount operations commenced on Sept. 24, 2010.
(9)	New subaccount operations commenced on April 29, 2011.
(10)	New subaccount operations commenced on April 27, 2012.
(11)	New subaccount operations commenced on Nov. 19, 2012.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2012 ANNUAL REPORT  69

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2012 and December 31, 2011, and the related statements of income, statements of comprehensive income, statements of shareholder’s equity and statements of cash flows for each of the two years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2012 and December 31, 2011, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed the manner in which it accounts for deferred acquisition costs in 2012.

Minneapolis, Minnesota

April 18, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying statements of income, comprehensive income, shareholder’s equity and cash flows of RiverSource Life Insurance Co. of New York, (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) for the year ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of RiverSource Life Insurance Co. of New York’s operations and its cash flows for the year ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 3 to the financial statements, in 2012 the Company adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products. The accompanying 2010 financial statements have been retrospectively adjusted.

Minneapolis, Minnesota

April 15, 2011; except for Notes 1 and 3, regarding the impact of the adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products, as to which the date is April 18, 2013.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS
(in thousands, except share amounts)

December 31,	2012	2011

Assets

Investments:
Available-for-Sale — Fixed maturities, at fair value (amortized cost: 2012, $1,682,636; 2011, $1,683,189)	$1,885,210	$1,836,161
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2012 and 2011, $2,038)	155,292	153,293
Policy loans	39,389	37,367
Other investments	244	204

Total investments	2,080,135	2,027,025
Cash and cash equivalents	30,022	82,180
Restricted cash	3,500	—
Reinsurance recoverables	99,385	92,289
Other receivables	6,721	7,066
Accrued investment income	20,730	21,863
Deferred acquisition costs	127,704	133,032
Deferred sales inducement costs	18,242	21,222
Other assets	75,383	94,454
Separate account assets	3,786,931	3,413,475

Total assets	$6,248,753	$5,892,606

Liabilities and Shareholder’s Equity

Liabilities:
Future policy benefits	$1,971,580	$1,982,149
Policy claims and other policyholders’ funds	7,261	6,753
Other liabilities	86,296	105,079
Separate account liabilities	3,786,931	3,413,475

Total liabilities	5,852,068	5,507,456

Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,751	106,659
Retained earnings	199,190	211,372
Accumulated other comprehensive income, net of tax	88,744	65,119

Total shareholder’s equity	396,685	385,150

Total liabilities and shareholder’s equity	$6,248,753	$5,892,606

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME
(in thousands)

Years Ended December 31,	2012	2011	2010

Revenues

Premiums	$24,515	$23,703	$26,406
Net investment income	97,467	103,556	107,072
Policy and contract charges	90,417	86,822	78,833
Other revenues	16,937	15,743	12,976
Net realized investment gains	463	643	1,646

Total revenues	229,799	230,467	226,933

Benefits and expenses

Benefits, claims, losses and settlement expenses	57,786	66,444	54,542
Interest credited to fixed accounts	55,234	54,676	59,133
Amortization of deferred acquisition costs	19,537	14,686	6,452
Other insurance and operating expenses	44,574	44,693	41,655

Total benefits and expenses	177,131	180,499	161,782

Pretax income	52,668	49,968	65,151
Income tax provision	14,850	11,172	16,639

Net income	$37,818	$38,796	$48,512

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(457)	$(2,587)	$(275)
Portion of gain recognized in other comprehensive income (before taxes)	14	1,787	39

Net impairment losses recognized in net realized investment gains	$(443)	$(800)	$(236)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

Years Ended December 31,	2012	2011	2010

Net income	$37,818	$38,796	$48,512
Other comprehensive income, net of tax:
Net unrealized securities gains arising during the period	32,542	25,453	39,437
Reclassification of net securities gains included in net income	(301)	(441)	(1,362)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables from unrealized gains on securities	(8,616)	(8,455)	(21,811)

Total other comprehensive income, net of tax	23,625	16,557	16,264

Total comprehensive income	$61,443	$55,353	$64,776

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY
(in thousands)

		Additional		Accumulated Other
	Common	Paid-in	Retained	Comprehensive
	Stock	Capital	Earnings	Income	Total

Balances at January 1, 2010, previously reported	$2,000	$106,634	$294,112	$30,225	$432,971
Cumulative effect of change in accounting policies, net of tax	—	—	(63,237)	2,073	(61,164)

Balances at January 1, 2010, as adjusted	2,000	106,634	230,875	32,298	371,807
Comprehensive income:
Net income	—	—	48,512	—	48,512
Other comprehensive income, net of tax	—	—	—	16,264	16,264

Total comprehensive income					64,776
Tax adjustment on share-based incentive compensation plan	—	(2)	—	—	(2)
Cash dividends to RiverSource Life Insurance Company	—	—	(28,234)	—	(28,234)

Balances at December 31, 2010	2,000	106,632	251,153	48,562	408,347
Comprehensive income:
Net income	—	—	38,796	—	38,796
Other comprehensive income, net of tax	—	—	—	16,557	16,557

Total comprehensive income					55,353
Tax adjustment on share-based incentive compensation plan	—	27	—	—	27
Cash dividends to RiverSource Life Insurance Company	—	—	(78,577)	—	(78,577)

Balances at December 31, 2011	2,000	106,659	211,372	65,119	385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	$2,000	$106,751	$199,190	$88,744	$396,685

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS
(in thousands)

Years Ended December 31,	2012	2011	2010

Cash Flows from Operating Activities

Net income	$37,818	$38,796	$48,512
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	2,228	(573)	(1,006)
Deferred income tax expense (benefit)	1,077	(4,971)	4,765
Contractholder and policyholder charges, non-cash	(17,661)	(16,856)	(16,958)
Loss (gain) from equity method investments	(40)	29	(120)
Net realized investment gains	(906)	(1,143)	(2,332)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	443	500	686
Change in operating assets and liabilities:
Deferred acquisition costs	2,426	(3,380)	(9,814)
Deferred sales inducement costs	2,539	2,220	(2,116)
Future policy benefits for traditional life, disability income and long term care insurance	19,982	16,043	19,362
Policy claims and other policyholders’ funds	508	(555)	409
Reinsurance recoverables	(8,063)	(9,378)	(9,039)
Other receivables	390	(789)	(442)
Accrued investment income	1,133	170	191
Derivatives collateral, net	(30,180)	43,520	8,290
Other, net	6,671	615	13,392

Net cash provided by operating activities	18,365	64,248	53,780

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	26,975	31,571	66,692
Maturities, sinking fund payments and calls	233,481	199,365	191,306
Purchases	(280,861)	(216,391)	(261,851)
Proceeds from sales, maturities and repayments of commercial mortgage loans	20,771	15,299	15,685
Funding of commercial mortgage loans	(22,769)	(2,127)	—
Proceeds from sale of other investment	—	1,350	—
Change in policy loans, net	(2,022)	(883)	(736)

Net cash provided by (used in) investing activities	(24,425)	28,184	11,096

Cash Flows from Financing Activities

Policyholder and contractholder account values:
Considerations received	92,166	88,870	96,826
Net transfers from (to) separate accounts	(4,851)	2,756	(74,249)
Surrenders and other benefits	(70,134)	(77,709)	(76,215)
Deferred premium options, net	(13,371)	(11,818)	(6,305)
Tax adjustment on share-based incentive compensation plan	92	27	(2)
Cash dividend to RiverSource Life Insurance Company	(50,000)	(78,577)	(28,234)

Net cash used in financing activities	(46,098)	(76,451)	(88,179)

Net increase (decrease) in cash and cash equivalents	(52,158)	15,981	(23,303)
Cash and cash equivalents at beginning of period	82,180	66,199	89,502

Cash and cash equivalents at end of period	$30,022	$82,180	$66,199

Supplemental Disclosures:
Income taxes paid, net	$17,518	$12,023	$18,588
Interest paid on borrowings under repurchase agreements	—	—	86

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior years, which resulted in a $3.3 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $772 thousand. In the second quarter of 2012, the Company made a correction for a tax item related to securities lending activities primarily attributable to prior years, which resulted in a $1.8 million increase to tax expense. Management has determined that the effect of these corrections is not material to all current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 18, 2013, the date the financial statements were available to be issued.

On January 1, 2012, the Company retrospectively adopted the new accounting standard for DAC for insurance and annuity products. See Note 2 and Note 3 for further information on the new accounting standard and the resulting changes in the Company’s accounting policies on the deferral of acquisition costs.

The following tables present the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

	December 31, 2011
	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted

Balance Sheets
Assets
Deferred acquisition costs	$223,942	$(90,910)	$133,032
Total assets	5,983,516	(90,910)	5,892,606

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits	1,982,142	7	1,982,149
Deferred income taxes, net	36,140	(31,836)	4,304
Other liabilities	100,732	43	100,775
Total liabilities	5,539,242	(31,786)	5,507,456
Shareholder’s equity:
Retained earnings	277,305	(65,933)	211,372
Accumulated other comprehensive income, net of tax	58,310	6,809	65,119
Total shareholder’s equity	444,274	(59,124)	385,150
Total liabilities and shareholder’s equity	5,983,516	(90,910)	5,892,606

	December 31, 2010			January 1, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Shareholder’s Equity
Retained earnings	$318,148	$(66,995)	$251,153	$294,112	$(63,237)	$230,875
Accumulated other comprehensive income, net of tax	43,861	4,701	48,562	30,225	2,073	32,298
Total shareholder’s equity	470,641	(62,294)	408,347	432,971	(61,164)	371,807

RiverSource Life Insurance Co. of New York

	Year Ended December 31, 2011			Year Ended December 31, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Income
Revenues
Total revenues	$230,467	$—	$230,467	$226,933	$—	$226,933
Benefits and expenses
Benefits, claims, losses and settlement expenses	66,362	82	66,444	54,540	2	54,542
Interest credited to fixed accounts	54,370	306	54,676	59,135	(2)	59,133
Amortization of deferred acquisition costs	23,825	(9,138)	14,687	7,694	(1,242)	6,452
Other insurance and operating expenses	37,575	7,117	44,692	34,631	7,024	41,655

Total benefits and expenses	182,132	(1,633)	180,499	156,000	5,782	161,782
Pretax income	48,335	1,633	49,968	70,933	(5,782)	65,151
Income tax provision	10,601	571	11,172	18,663	(2,024)	16,639

Net income	$37,734	$1,062	$38,796	$52,270	$(3,758)	$48,512

The Company’s principal products are variable deferred annuities and variable universal life insurance, which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company’s fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income (“DI”) insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. In 2012, the Company began offering indexed universal life (“IUL”) insurance. IUL is similar to universal life insurance in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like universal life insurance, there is a minimum guaranteed credited rate of interest. Unlike universal life insurance, the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

Under the Company’s variable life insurance and variable annuity products described above, except for the purchase of a variable annuity with a living benefit rider, the purchaser may choose a fixed account option that is part of the Company’s “general account”, as well as other options from a variety of portfolios within the separate accounts. Purchasers of variable annuities with a living benefit rider are limited to specified investment options.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. Gains and losses are recognized in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the

RiverSource Life Insurance Co. of New York

security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment gains or losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary gains or losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Commercial Mortgage Loans, net
Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans
Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

RiverSource Life Insurance Co. of New York

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2012 and 2011 was $3.5 million and nil, respectively, consisting of cash that has been pledged to counterparties.

RiverSource Life Insurance Co. of New York

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges.

In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders’ funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 14 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized by the Company include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributers is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity

RiverSource Life Insurance Co. of New York

contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets

RiverSource Life Insurance Co. of New York

accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Future Policy Benefits and Policy Claims and Other Policyholders’ Funds

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders’ funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (“GMDB”) provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity payout based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders’ funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

RiverSource Life Insurance Co. of New York

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in future policy benefits and policy claims and other policyholders’ funds are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate

RiverSource Life Insurance Co. of New York

account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains
Net realized investment gains primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2012 and 2011.

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In June 2011, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders’ equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The Company retrospectively adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations. See the Company’s Statements of Comprehensive Income for the newly required statements.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after

RiverSource Life Insurance Co. of New York

December 15, 2011. The Company adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations. See Note 11 for the required disclosures.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The Company adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted and Note 2 for the Company’s accounting policies on DAC.

Receivables
In April 2011, the FASB updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in 2011. The adoption did not have any effect on the Company’s financial condition and results of operations. See Note 5 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in 2011. The adoption did not impact the Company’s financial condition and results of operations. See Note 11 for the required disclosures.

Future Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the FASB updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income. The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The adoption of the standard will not impact the Company’s financial condition and results of operations.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The adoption of the standard is not expected to impact the Company’s financial condition and results of operations.

RiverSource Life Insurance Co. of New York

4.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,159,474	$155,481	$(1,145)	$1,313,810	$2
Residential mortgage backed securities	195,099	12,292	(1,454)	205,937	(960)
Commercial mortgage backed securities	173,058	13,449	(57)	186,450	—
State and municipal obligations	85,901	19,197	—	105,098	—
Asset backed securities	61,388	3,986	(245)	65,129	—
U.S. government and agencies obligations	4,175	290	—	4,465	—
Foreign government bonds and obligations	3,541	780	—	4,321	—

Total	$1,682,636	$205,475	$(2,901)	$1,885,210	$(958)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,111,888	$122,055	$(5,658)	$1,228,285	$—
Residential mortgage backed securities	221,299	11,358	(6,296)	226,361	(2,003)
Commercial mortgage backed securities	201,865	13,409	—	215,274	—
State and municipal obligations	86,592	14,082	—	100,674	—
Asset backed securities	50,943	3,462	(82)	54,323	—
U.S. government and agencies obligations	6,808	159	(10)	6,957	—
Foreign government bonds and obligations	3,794	512	(19)	4,287	—

Total	$1,683,189	$165,037	$(12,065)	$1,836,161	$(2,003)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At both December 31, 2012 and 2011, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2012 and 2011, approximately $121.8 million and $72.9 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2012			December 31, 2011
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in thousands, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$365,730	$395,742	21%	$419,944	$451,021	24%
AA	84,505	101,192	5	106,426	118,091	6
A	329,686	366,516	20	260,218	285,900	16
BBB	796,182	912,696	48	783,338	873,970	48
Below investment grade	106,533	109,064	6	113,263	107,179	6

Total fixed maturities	$1,682,636	$1,885,210	100%	$1,683,189	$1,836,161	100%

At December 31, 2012 and 2011, approximately 36% and 37%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of total equity.

RiverSource Life Insurance Co. of New York

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in thousands, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities:	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	34	$86,134	$(1,064)	2	$3,690	$(81)	36	$89,824	$(1,145)
Residential mortgage backed securities	1	3	—	15	21,153	(1,454)	16	21,156	(1,454)
Commercial mortgage backed securities	1	7,117	(57)	—	—	—	1	7,117	(57)
Asset backed securities	1	4,857	(45)	1	8,600	(200)	2	13,457	(245)

Total	37	$98,111	$(1,166)	18	$33,443	$(1,735)	55	$131,554	$(2,901)

(in thousands, except	December 31, 2011
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities:	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	36	$92,451	$(3,707)	1	$9,263	$(1,951)	37	$101,714	$(5,658)
Residential mortgage backed securities	9	19,446	(984)	15	21,021	(5,312)	24	40,467	(6,296)
Asset backed securities	1	8,600	(82)	—	—	—	1	8,600	(82)
U.S. government and agencies obligations	—	—	—	1	4,497	(10)	1	4,497	(10)
Foreign government bonds and obligations	2	527	(19)	—	—	—	2	527	(19)

Total	48	$121,024	$(4,792)	17	$34,781	$(7,273)	65	$155,805	$(12,065)

As part of the Company’s ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Beginning balance	$2,727	$1,927	$1,894
Credit losses for which an other-than-temporary impairment was not previously recognized	36	646	—
Credit losses for which an other-than-temporary impairment was previously recognized	407	154	33
Reductions for securities sold during the period (realized)	(1,871)	—	—

Ending balance	$1,299	$2,727	$1,927

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in thousands)	Gains	Income Tax	Gains

Balance at January 1, 2010	$46,452	$(16,227)	$30,225 (2)
Cumulative effect of accounting change	3,189	(1,116)	2,073 (1)
Net unrealized securities gains arising during the period(2)	60,672	(21,235)	39,437
Reclassification of net securities gains included in net income	(2,096)	734	(1,362)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(33,506)	11,695	(21,811)

Balance at December 31, 2010	74,711	(26,149)	48,562 (3)
Net unrealized securities gains arising during the period(2)	39,159	(13,706)	25,453
Reclassification of net securities gains included in net income	(678)	237	(441)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(13,008)	4,553	(8,455)

Balance at December 31, 2011	100,184	(35,065)	65,119 (3)
Net unrealized securities gains arising during the period(2)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(13,256)	4,640	(8,616)

Balance at December 31, 2012	$136,530	$(47,786)	$88,744 (3)

(1)	The Company retrospectively adopted a new accounting standard on January 1, 2012 for DAC. See Note 1 and Note 2 for additional information on the adoption impact.
(2)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(3)	Includes $(544) thousand, $(1.1) million and $(84) thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2012, 2011 and 2010, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Gross realized investment gains	$1,086	$2,036	$2,636
Gross realized investment losses	(180)	(558)	(304)
Other-than-temporary impairments	(443)	(800)	(236)

Total	$463	$678	$2,096

Other-than-temporary impairments for the years ended December 31, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry.

Available-for-Sale securities by contractual maturity at December 31, 2012 were as follows:

	Amortized	Fair
(in thousands)	Cost	Value

Due within one year	$109,222	$110,913
Due after one year through five years	362,253	387,061
Due after five years through 10 years	538,193	605,704
Due after 10 years	243,423	324,016

	1,253,091	1,427,694

Residential mortgage backed securities	195,099	205,937
Commercial mortgage backed securities	173,058	186,450
Asset backed securities	61,388	65,129

Total	$1,682,636	$1,885,210

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At December 31, 2012 and 2011, bonds carried at $307 thousand and $321 thousand, respectively, were on deposit with the State of New York as required by law.

RiverSource Life Insurance Co. of New York

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Income on fixed maturities	$88,409	$95,378	$97,813
Income on commercial mortgage loans	8,972	9,496	10,576
Income on policy loans and other investments	2,120	2,042	1,862

	99,501	106,916	110,251
Less: investment expenses	2,034	3,360	3,179

Total	$97,467	$103,556	$107,072

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Fixed maturities	$463	$678	$2,096
Commercial mortgage loans	—	(36)	(450)
Cash equivalents	—	1	—

Total	$463	$643	$1,646

5.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,

(in thousands)	2012	2011	2010

Commercial Mortgage Loans
Beginning balance	$2,038	$2,538	$2,088
Charge-offs	—	(500)	—
Provisions	—	—	450

Ending balance	$2,038	$2,038	$2,538

Individually evaluated for impairment	$—	$—	$500
Collectively evaluated for impairment	2,038	2,038	2038

The recorded investment in financing receivables by impairment method was as follows:

	December 31,

(in thousands)	2012	2011

Commercial Mortgage Loans
Individually evaluated for impairment	$1,671	$—
Collectively evaluated for impairment	155,659	155,331

Total	$157,330	$155,331

As of December 31, 2012 and 2011, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $1.7 million and nil, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2012 and 2011. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% and nil of total commercial mortgage loans at December 31, 2012 and 2011, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to

RiverSource Life Insurance Co. of New York

become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in thousands, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

South Atlantic	$43,744	28%	$2,600	$34,768	23%	$—
Mountain	22,905	14	1,500	21,795	14	2,400
Pacific	20,484	13	—	22,107	14	—
East North Central	20,276	13	—	26,527	17	—
Middle Atlantic	16,999	11	—	17,138	11	—
New England	13,717	9	—	14,503	9	—
East South Central	11,204	7	—	9,524	6	—
West North Central	5,918	4	—	4,101	3	—
West South Central	2,083	1	—	4,868	3	—

	157,330	100%	$4,100	155,331	100%	$2,400

Less: allowance for loan losses	2,038			2,038

Total	$155,292			$153,293

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in thousands, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

Industrial	$44,383	28%	$1,500	$42,582	27%	$1,300
Retail	38,101	24	1,100	38,676	25	—
Office	35,384	22	—	42,358	27	1,100
Apartments	28,675	18	—	22,650	15	—
Hotel	3,752	3	—	4,020	3	—
Mixed Use	2,841	2	—	2,958	2	—
Other	4,194	3	1,500	2,087	1	—

	157,330	100%	$4,100	155,331	100%	$2,400

Less: allowance for loan losses	2,038			2,038

Total	$155,292			$153,293

6.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term. As part of the third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and VUL contracts.

The balances of and changes in DAC (subsequent to the adjustment for the new accounting standard) were as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$133,032	$132,603	$128,741
Capitalization of acquisition costs	17,111	18,066	16,266
Amortization, excluding the impact of valuation assumptions review	(18,337)	(12,486)	(15,752)
Amortization, impact of valuation assumptions review	(1,200)	(2,200)	9,300
Impact of change in net unrealized securities gains	(2,902)	(2,951)	(5,952)

Balance at December 31	$127,704	$133,032	$132,603

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC were as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$21,222	$23,947	$22,919
Capitalization of sales inducement costs	523	588	2,460
Amortization, excluding the impact of valuation assumptions review	(2,262)	(2,408)	(2,744)
Amortization, impact of valuation assumptions review	(800)	(400)	2,400
Impact of change in net unrealized securities gains	(441)	(505)	(1,088)

Balance at December 31	$18,242	$21,222	$23,947

7.	REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for 10% of each policy’s death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company, for 1996 and later issues, ceded 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in August 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2012 and 2011, traditional life and universal life insurance in force aggregated $10.9 billion and $11.0 billion, respectively, of which $7.3 billion and $7.1 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Direct premiums	$31,083	$34,635	$36,261
Reinsurance ceded	(6,568)	(10,932)	(9,855)

Net premiums	$24,515	$23,703	$26,406

Policy and contract charges are presented on the Statements of Income net of $9.1 million, $3.6 million and $3.2 million of reinsurance ceded for the years ended December 31, 2012, 2011 and 2010, respectively.

Reinsurance recovered from reinsurers was $7.5 million, $5.8 million and $3.2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $72.9 million and $67.1 million related to LTC risk ceded to Genworth as of December 31, 2012 and 2011, respectively. Future policy benefits include $3.3 million and $3.9 million related to an assumed reinsurance arrangement as of December 31, 2012 and 2011, respectively.

8.	FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS’ FUNDS AND SEPARATE ACCOUNT LIABILITIES
The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

RiverSource Life Insurance Co. of New York

Future policy benefits (subsequent to the adjustment for the new accounting standard) and policy claims and other policyholders’ funds consisted of the following:

	December 31,
(in thousands)	2012	2011

Fixed annuities	$1,161,952	$1,175,207
Variable annuity fixed sub-accounts	236,008	234,734
Variable annuity GMWB	36,060	66,621
Variable annuity GMAB	5,912	13,632
Other variable annuity guarantees	812	668

Total annuities	1,440,744	1,490,862
VUL/UL insurance	173,994	167,546
IUL accumulated host values	1,492	—
IUL embedded derivatives	998	—
VUL/UL insurance additional liabilities	19,337	14,315
Other life, DI and LTC insurance	335,015	309,426

Total future policy benefits	1,971,580	1,982,149
Policy claims and other policyholders’ funds	7,261	6,753

Total future policy benefits and policy claims and other policyholders’ funds	$1,978,841	$1,988,902

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2012	2011

Variable annuity variable sub-accounts	$3,442,505	$3,094,544
VUL insurance variable sub-accounts	343,453	318,004
Other insurance variable sub-accounts	973	927

Total	$3,786,931	$3,413,475

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. In 2012, the Company began offering IUL insurance. IUL is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

9.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2012				December 31, 2011

		Contract		Weighted		Contract
	Total	Value in	Net	Average	Total	Value in	Net
Variable Annuity Guarantees by Benefit Type(1)	Contract	Separate	Amount	Attained	Contract	Separate	Amount	Weighted Average
(in thousands, except age)	Value	Accounts	at Risk(2)	Age	Value	Accounts	at Risk(2)	Attained Age

GMDB:
Return of premium	$2,328,861	$2,253,448	$2,333	63	$2,011,895	$1,938,491	$17,231	62
Five/six-year reset	600,825	459,887	6,551	63	632,457	489,347	17,853	62
One-year ratchet	493,086	477,445	3,552	64	447,460	433,022	22,175	64
Five-year ratchet	199,317	194,264	586	62	181,760	177,014	4,008	61

Total — GMDB	$3,622,089	$3,385,044	$13,022	63	$3,273,572	$3,037,874	$61,267	62

GGU death benefit	$—	$—	$—	—	$129	$114	$—	52
GMIB	$18,405	$17,395	$2,485	63	$19,084	$17,954	$4,072	63
GMWB:
GMWB	$234,505	$233,455	$1,580	66	$231,605	$230,593	$12,287	65
GMWB for life	1,526,459	1,516,433	9,083	65	1,243,218	1,236,664	40,035	64

Total — GMWB	$1,760,964	$1,749,888	$10,663	65	$1,474,823	$1,467,257	$52,322	64

GMAB	$259,478	$259,004	$249	57	$233,835	$233,544	$3,756	56

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB & GGU	GMIB	GMWB	GMAB	UL

Balance at January 1, 2010	$325	$384	$9,188	$4,374	$1,231
Incurred claims	661	64	8,630	81	4,926
Paid claims	(769)	—	—	—	(81)

Balance at December 31, 2010	217	448	17,818	4,455	6,076
Incurred claims	309	31	48,803	9,177	3,016
Paid claims	(337)	—	—	—	(9)

Balance at December 31, 2011	189	479	66,621	13,632	9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)

Balance at December 31, 2012	$320	$492	$36,060	$5,912	$12,284

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2012	2011

Mutual funds:
Equity	$1,711,910	$1,627,641
Bond	1,424,663	1,313,343
Other	250,467	106,383

Total mutual funds	$3,387,040	$3,047,367

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2012, 2011 and 2010.

10.	LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets as of the prior year end. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2012 and 2011.

RiverSource Life Insurance Co. of New York

11.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2012
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,183,356	$130,454	$1,313,810
Residential mortgage backed securities	—	205,937	—	205,937
Commercial mortgage backed securities	—	173,710	12,740	186,450
State and municipal obligations	—	105,098	—	105,098
Asset backed securities	—	54,566	10,563	65,129
U.S. government and agencies obligations	1,369	3,096	—	4,465
Foreign government bonds and obligations	—	4,321	—	4,321

Total Available-for-Sale securities: Fixed maturities	1,369	1,730,084	153,757	1,885,210
Cash equivalents	—	29,900	—	29,900
Other assets:
Interest rate derivative contracts	—	38,757	—	38,757
Equity derivative contracts	7,645	16,407	—	24,052

Total other assets	7,645	55,164	—	62,809
Separate account assets	—	3,786,931	—	3,786,931

Total assets at fair value	$9,014	$5,602,079	$153,757	$5,764,850

Liabilities
Future policy benefits:
IUL embedded derivatives	$—	$998	$—	$998
GMWB and GMAB embedded derivatives	—	—	39,934	39,934	(1)

Total future policy benefits	—	998	39,934	40,932
Other liabilities:
Interest rate derivative contracts	—	3,023	—	3,023
Equity derivative contracts	—	18,810	—	18,810

Total other liabilities	—	21,833	—	21,833

Total liabilities at fair value	$—	$22,831	$39,934	$62,765

(1)	The Company’s adjustment for nonperformance risk resulted in a $19.9 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Co. of New York

	December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,146,698	$81,587	$1,228,285
Residential mortgage backed securities	—	222,947	3,414	226,361
Commercial mortgage backed securities	—	215,238	36	215,274
State and municipal obligations	—	100,674	—	100,674
Asset backed securities	—	43,773	10,550	54,323
U.S. government and agencies obligations	1,425	5,532	—	6,957
Foreign government bonds and obligations	—	4,287	—	4,287

Total Available-for-Sale securities: Fixed maturities	1,425	1,739,149	95,587	1,836,161
Cash equivalents	—	81,690	—	81,690
Other assets:
Interest rate derivative contracts	—	32,604	—	32,604
Equity derivative contracts	2,208	51,006	—	53,214

Total other assets	2,208	83,610	—	85,818
Separate account assets	—	3,413,475	—	3,413,475

Total assets at fair value	$3,633	$5,317,924	$95,587	$5,417,144

Liabilities
Future policy benefits:
GMWB and GMAB embedded derivatives	$—	$—	$79,451	$79,451	(1)
Other liabilities:
Interest rate derivative contracts	—	1,433	—	1,433
Equity derivative contracts	—	8,878	—	8,878

Total other liabilities	—	10,311	—	10,311

Total liabilities at fair value	$—	$10,311	$79,451	$89,762

(1)	The Company’s adjustment for nonperformance risk resulted in a $25.4 million cumulative decrease to the embedded derivative liability.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

							Future Policy
	Available-for-Sale Securities: Fixed Maturities						Benefits:
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset			GMAB
	Debt	Backed	Backed	Backed			Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total		Derivatives

Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	50,808 (2)
Other comprehensive income	413	654	438	(101)	1,404		—
Purchases	55,096	—	—	—	55,096		—
Sales	—	—	—	—	—		—
Issues	—	—	—	—	—		(10,750)
Settlements	(6,456)	(278)	(25)	—	(6,759)		(541)
Transfers into Level 3	—	—	12,154	—	12,154		—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—

Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(39,934)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		49,074

(1)	Represents a $218 thousand loss included in net realized investment gains and a $65 thousand gain included in net investment income in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

						Future Policy
	Available-for-Sale Securities: Fixed Maturities					Benefits:
		Residential	Commercial			GMWB and
	Corporate	Mortgage	Mortgage	Asset		GMAB
	Debt	Backed	Backed	Backed		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Derivatives

Balance, January 1, 2011	$79,053	$111,603	$2,100	$11,243	$203,999	$(21,650)
Total gains (losses) included in:
Net income	939	2,421	—	140	3,500 (1)	(49,103	)(2)
Other comprehensive income	1,296	(5,949)	(5)	(833)	(5,491)	—
Purchases	10,399	—	—	—	10,399	—
Sales	(6,774)	—	—	—	(6,774)	—
Issues	—	—	—	—	—	(8,028)
Settlements	(3,773)	(19,894)	(39)	—	(23,706)	(670)
Transfers into Level 3	447	—	—	—	447	—
Transfers out of Level 3	—	(84,767)	(2,020)	—	(86,787)	—

Balance, December 31, 2011	$81,587	$3,414	$36	$10,550	$95,587	$(79,451)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$(27)	$44	$—	$140	$157	$—
Net realized investment gains (losses)	—	(800)	—	—	(800)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	(49,503)

(1)	Represents a $149 thousand gain included in net realized investment gains and a $3.4 million gain included in net investment income in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

								Future Policy
	Available-for-Sale Securities: Fixed Maturities							Benefits:
		Residential	Commercial					GMWB and
	Corporate	Mortgage	Mortgage	Asset				GMAB
	Debt	Backed	Backed	Backed		Other		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Assets		Derivatives

Balance, January 1, 2010	$67,825	$127,392	$142	$10,192	$205,551	$137		$(13,413)
Total gains (losses) included in:
Net income	6	3,534	1	85	3,626 (1)	(137	)(2)	(1,334	)(3)
Other comprehensive income	3,245	9,529	(4)	966	13,736	—		—
Purchases, sales, issues and settlements, net	7,977	(28,852)	1,961	—	(18,914)	—		(6,903)
Transfers into Level 3	—	—	—	—	—	—		—
Transfers out of Level 3	—	—	—	—	—	—		—

Balance, December 31, 2010	$79,053	$111,603	$2,100	$11,243	$203,999	$—		$(21,650)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2010 included in:
Net investment income	$6	$3,556	$—	$85	$3,647	$—		$—
Net realized investment gains (losses)	—	(33)	—	—	(33)	—		—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		(2,113)

(1)	Represents a $33 thousand loss included in net realized investment gains and a $3.7 million gain included in net investment income in the Statements of Income.

(2)	Included in net investment income in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was a decrease of $3.9 million and increases of $11.2 million and $1.3 million, net of DAC and DSIC amortization, for the years ended December 31, 2012, 2011 and 2010, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million and $84.8 million, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value

RiverSource Life Insurance Co. of New York

hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

				Range
	Fair Value	Valuation Technique	Unobservable Input	(Weighted Average)

	(in thousands)
Corporate debt securities (private placements)	$130,144	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1 – 5.0% (2.2%	)
GMWB and GMAB embedded derivatives	$39,934	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of the guaranteed withdrawals represents the percentage of policyholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivative.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in surrender rate and nonperformance risk used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, municipal bonds, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company.

RiverSource Life Insurance Co. of New York

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2012 and 2011. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company’s nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The Company’s Corporate Actuarial Department calculates the fair value of the GMWB and GMAB embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its IUL products. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

Other Liabilities
The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2012 and 2011. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31,					December 31,
	2012					2011

	Carrying	Fair Value				Carrying	Fair
(in thousands)	Value	Level 1	Level 2	Level 3	Total	Value	Value

Financial Assets
Commercial mortgage loans, net	$155,292	$—	$—	$166,663	$166,663	$153,293	$164,125
Policy loans	39,389	—	—	38,031	38,031	37,367	36,190
Restricted cash	3,500	3,500	—	—	3,500	—	—

Financial Liabilities
Future policy benefits	$1,065,611	$—	$—	$1,181,409	$1,181,409	$1,075,262	$1,171,288
Separate account liabilities	5,811	—	5,811	—	5,811	7,557	7,557

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics, including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans
The fair value of policy loans is determined using discounted cash flows and are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.	RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2012, 2011 and 2010, the Company received $13.0 million, $11.9 million and $7.5 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.6 million, $30.7 million and $27.9 million for 2012, 2011 and 2010, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Co. of New York

During 2012, 2011 and 2010, the Company paid cash dividends of $50.0 million, $78.6 million and $28.2 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2012, the Company had an amount due from Ameriprise Financial for federal income taxes of $2.7 million. At December 31, 2011, the Company had an amount due to Ameriprise Financial for federal income taxes of $1.0 million. Amounts due to RiverSource Life for federal income taxes were $6.7 million at both December 31, 2012 and 2011.

13.	STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $93.2 million, $(3.8) million and $59.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, (subsequent to the adjustment for the new accounting standard) to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2012	2011	2010

Net income, per accompanying GAAP financial statements	$37,818	$38,796	$48,512
Capitalization/amortization of DAC, net (GAAP item)	2,426	(3,380)	(9,814)
Capitalization/amortization of DSIC, net (GAAP item)	2,539	2,220	(2,116)
Change in deferred income taxes(1)(2)	2,878	(4,970)	4,767
Change in future policy benefits(1)	(5,403)	(5,169)	16,819
Current income tax expense(1)	—	—	(4,355)
Change in separate account liability adjustment (SAP item)	(617)	(2,605)	(2,812)
Derivatives(1)(2)	40,461	(31,473)	11,018
Change in interest maintenance reserve (SAP item)	1,940	1,935	1,313
Other, net	374	(1,575)	(237)

Net income (loss), SAP basis(3)	$82,416	$(6,221)	$63,095

(1)	Represents valuation differences between GAAP and SAP income statement amounts.

(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3)	Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2012	2011

Shareholder’s equity, per accompanying GAAP financial statements	$396,685	$385,151
DAC (GAAP item)	(127,704)	(133,032)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(202,574)	(152,972)
DSIC (GAAP item)	(18,242)	(21,222)
Asset valuation reserve	(3,434)	(18,618)
Future policy benefits(1)	20,471	16,989
Deferred income taxes, net(1)	62,419	50,342
Separate account liability adjustment (SAP item)	153,929	154,547
Non-admitted assets (SAP item)	(16,299)	(27,769)
Interest maintenance reserve	(8,298)	(10,239)
Other, net	(4,175)	(7,700)

Capital and surplus, SAP basis(2)	$252,778	$235,477

(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.

(2)	Includes unassigned surplus of $144.0 million and $117.9 million at December 31, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

14.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy on the recognition of derivatives on the Balance Sheet is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

The following table presents the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral:

	December 31, 2012		December 31, 2011

	Net Derivative	Net Derivative	Net Derivative	Net Derivative
(in thousands)	Assets	Liabilities	Assets	Liabilities

Fair value of OTC derivatives after application of master netting agreements	$45,208	$3,777	$77,064	$687
Cash collateral on OTC derivatives	(19,030)	(2,818)	(45,587)	—

Fair value of OTC derivatives after application of master netting agreements and cash collateral	26,178	959	31,477	687
Securities collateral on OTC derivatives	(20,041)	—	(22,856)	(687)

Fair value of OTC derivatives after application of master netting agreements and cash and securities collateral	6,137	959	8,621	—
Fair value of exchange-traded derivatives	—	—	—	—

Total fair value of derivatives after application of master netting agreements and cash and securities collateral	$6,137	$959	$8,621	$—

In April 2012, the Financial Stability Oversight Council approved the final rule and interpretive guidance that provides the framework it will follow to determine if a nonbank financial company is a Systemically Important Financial Institution. The framework includes a three-stage process to help narrow down the pool of nonbank financial companies for review and possible designation. Stage 1 criteria include having at least $50 billion in assets and meeting one of five additional quantitative measures. One of the five thresholds is $3.5 billion of derivative liabilities after considering the effects of master netting arrangements and cash collateral held with the same counterparty.

The following table presents the Company’s derivative liabilities as defined by the rule:

	December 31,
(in thousands)	2012	2011

Fair value of OTC derivative liabilities after application of master netting agreements and cash collateral	$959	$687
Fair value of embedded derivative liabilities	40,932	79,451

Fair value of derivative liabilities after application of master netting agreements and cash collateral	$41,891	$80,138

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
Derivatives not designated	Balance Sheet	December 31,		Balance Sheet	December 31,
as hedging instruments	Location	2012	2011	Location	2012	2011

		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$38,757	$32,604	Other liabilities	$3,023	$1,433
Equity contracts	Other assets	23,939	53,214	Other liabilities	18,782	8,878
Embedded derivatives(1)	Not applicable	—	—	Future policy benefits	39,934	79,451

Total GMWB and GMAB		62,696	85,818		61,739	89,762

Other derivatives:
Equity
IUL	Other assets	113	—	Other liabilities	28	—
IUL embedded derivatives	Not applicable	—	—	Future policy benefits	998	—

Total other		113	—		1,026	—

Total derivatives		$62,809	$85,818		$62,765	$89,762

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

RiverSource Life Insurance Co. of New York

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income for the years ended December 31:

		Amount of Gain (Loss) on
Derivatives not designated	Location of Gain (Loss) on	Derivatives Recognized in Income
as hedging instruments	Derivatives Recognized in Income	2012	2011	2010

		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$14,356	$28,823	$17,503
Equity contracts	Benefits, claims, losses and settlement expenses	(62,257)	7,402	(16,587)
Foreign currency contracts	Benefits, claims, losses and settlement expenses	1,443	(188)	—
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	39,517	(57,801)	(8,237)

Total GMWB and GMAB		(6,941)	(21,764)	(7,321)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	(8)	—	—
IUL embedded derivatives	Interest credited to fixed accounts	(52)	—	—

Total other		(60)	—	—

Total derivatives		$(7,001)	$(21,764)	$(7,321)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to the Company’s variable annuity guaranteed benefits.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options and interest rate swaps. At December 31, 2012 and 2011, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $2.0 billion and $1.8 billion, respectively.

The deferred premium associated with certain options is paid semi-annually over the life of the option contract. The following is a summary of the payments the Company is scheduled to make for these options:

(in thousands)	Premiums Payable

2013	$13,121
2014	13,121
2015	12,582
2016	11,186
2017	8,413
2018-2025	19,764

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $4.3 million at December 31, 2012.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. In addition, the equity component of the IUL product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and

RiverSource Life Insurance Co. of New York

oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2012 and 2011, the Company held $19.0 million and $45.7 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2012 and 2011, the Company had accepted additional collateral consisting of various securities with a fair value of $22.4 million and $22.9 million, respectively, which are not reflected on the Balance Sheets. As of December 31, 2012 and 2011, the Company’s maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $6.1 million and $8.6 million, respectively.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2012 and 2011, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $3.8 million and $687 thousand, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2012 and 2011 was $2.8 million and $687 thousand, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2012 and 2011 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $1.0 million and nil, respectively.

15.	INCOME TAXES
The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted. Prior period disclosures presented below have been retrospectively adjusted for the new accounting standard.

In 2012, the Company made a correction to tax expense primarily attributable to prior years. Management has determined that the effect of this correction is not material to the financial statements for all current and prior periods presented. See Note 1 for additional information on this correction.

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Current income tax:
Federal	$13,781	$16,722	$11,154
State	(8)	(579)	720

Total current income tax	13,773	16,143	11,874
Deferred federal income tax benefit	1,077	(4,971)	4,765

Income tax provision	$14,850	$11,172	$16,639

RiverSource Life Insurance Co. of New York

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2012	2011	2010

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(7.5)	(9.6)	(5.8)
State taxes, net of federal benefit	—	(0.8)	0.7
Taxes applicable to prior years	0.9	(0.2)	(3.3)
Foreign tax credit, net of addback	(0.2)	(1.9)	(1.2)
Other	—	(0.1)	0.1

Income tax provision	28.2%	22.4%	25.5%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and foreign tax credits. The increase in the effective tax rate for the year ended December 31, 2012 is primarily due to a $1.8 million correction of tax related to securities lending activities along with higher pretax income relative to tax preferred items compared to the prior year. See Note 1 for additional information on the out-of-period correction.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities are reflected in the following table:

	December 31,
(in thousands)	2012	2011

Deferred income tax assets:
Liabilities for future policy benefits	$77,591	$75,232
Capital loss and tax credit carryforward	—	2,106
Other	1,127	2,556

Gross deferred income tax assets	78,718	79,894
Deferred income tax liabilities:
DAC	28,761	35,549
Net unrealized gains on Available-for Sale securities	47,785	35,064
Investment related	13,890	6,157
DSIC	6,385	7,428

Gross deferred income tax liabilities	96,821	84,198

Net deferred income tax liabilities	$18,103	$4,304

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$6,424	$2,330	$(1,602)
Additions for tax positions of prior years	904	6,000	12,642
Reductions for tax positions of prior years	(2,509)	(634)	(5,954)
Settlements	(609)	(1,272)	(2,756)

Balance at December 31	$4,210	$6,424	$2,330

The significant decrease in the amount of gross unrecognized tax benefits is a result of reaching an agreement with the Internal Revenue Service (“IRS”) on the treatment of certain items under audit. If recognized, approximately $110 thousand, $424 thousand and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2012, 2011 and 2010, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $205 thousand, a net reduction of $3.9 million, and a net increase of $1.8 million in interest and penalties for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, the Company had a payable of $2.2 million and $2.0 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $4.2 million in the next 12 months.

The Company’s income tax returns are included in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997

RiverSource Life Insurance Co. of New York

through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audit of the Company’s income tax returns for 2008 and 2009 and began auditing 2010 and 2011 in the fourth quarter of 2012. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2008 and remain open for the years after 2008.

It is possible there will be corporate tax reform in the next few years. While impossible to predict, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company’s income tax expense and deferred tax balances.

The items comprising other comprehensive income are presented net of the following income tax benefit amounts:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Net unrealized securities gains	$12,721	$8,916	$8,806

16.	COMMITMENTS AND CONTINGENCIES
At December 31, 2012 and 2011, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 5 for additional information.

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2012, these guarantees range up to 5.0%.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to a request from the New York insurance regulator regarding its abandoned property. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry.

During 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset associated with ELNY. At December 31, 2012, the estimated liability was $5.0 million and the related premium tax asset was $3.2 million. The expected period over which the assessments will be made and the related tax credits recovered is not known. At December 31, 2011, the net liability was not considered material.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of
New York is authorized to sell insurance and annuities in New York.

©2008-2013 RiverSource Life Insurance Company. All rights reserved.
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